PROSPECTUS                                                                                            May 1, 2003

                                              AMERICAN SKANDIA TRUST
                                  One Corporate Drive, Shelton, Connecticut 06484
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American  Skandia  Trust (the "Trust") is an  investment  company made up of the  following 41 separate  portfolios
("Portfolios"), 18 of which are offered through this Prospectus:

AST William Blair International Growth Portfolio
AST American Century International Growth Portfolio
AST PBHG Small-Cap Growth Portfolio
AST DeAM Small-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Gabelli Small-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Mid-Cap Value Portfolio
AST Alger All-Cap Growth Portfolio
AST MFS Growth Portfolio
AST Marsico Capital Growth Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Cohen & Steers Realty Portfolio
AST American Century Income & Growth Portfolio
AST INVESCO Capital Income Portfolio
AST PIMCO Total Return Bond Portfolio
AST PIMCO Limited Maturity Bond Portfolio

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE  SECURITIES  AND EXCHANGE  COMMISSION NOR HAS THE
COMMISSION  PASSED UPON THE  ACCURACY  OR ADEQUACY OF THIS  PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY IS A
CRIMINAL OFFENSE.

The Trust is an investment  vehicle for life insurance  companies  ("Participating  Insurance  Companies")  writing variable  annuity  contracts and variable life  insurance  policies.  Shares of the Trust may also be sold directly to certain  tax-deferred  retirement  plans.  Each variable  annuity  contract and variable life  insurance  policy involves fees and expenses not described in this  Prospectus.  Please read the Prospectus for the variable  annuity contract and variable life insurance  policy for information  regarding the contract or policy,  including its fees and expenses.

The Trust has received an order from the Securities and Exchange  Commission  that permits its Investment  Manager, subject to approval by its Board of Trustees,  to change sub-advisors  engaged by the Investment Manager to conduct the investment  programs of each Portfolio without  shareholder  approval.  For more  information,  please see this
Prospectus under "Management of the Trust."

                                                 TABLE OF CONTENTS
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                                                Risk/Return Summary

         American Skandia Trust (the "Trust") is comprised of forty-one  investment  portfolios,  eighteen of which are offered  through this  Prospectus  (the  "Portfolios').  The Portfolios are designed to provide a wide range of investment  options.  Each  Portfolio has its own  investment  goal and style (and,  as a result,  its own level of risk).  Some of the Portfolios  offer  potential for high returns with  correspondingly  higher risk,  while others offer stable  returns  with  relatively  less risk.  It is possible to lose money when  investing  even in the most conservative  of the  Portfolios.  Investments  in the  Portfolios  are not bank  deposits  and are not  insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         It is not  possible  to  provide an exact  measure  of the risk to which a  Portfolio  is  subject,  and a
Portfolio's  risk will vary  based on the  securities  that it holds at a given  time.  Nonetheless,  based on each
Portfolio's  investment  style and the risks  typically  associated  with that style, it is possible to assess in a general  manner  the  risks  to  which a  Portfolio  will be  subject.  The  following  discussion  highlights  the investment  strategies  and risks of each  Portfolio.  Additional  information  about  each  Portfolio's  potential investments and its risks is included in this Prospectus under "Investment Objectives and Policies."

International Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

William Blair                 Long-term capital growth       The Portfolio invests primarily in equity securities of
International Growth                                         foreign companies.

American Century Int'l        Capital growth                 The Portfolio invests primarily in equity securities of
Growth                                                       foreign companies.

Principal Investment Strategies:
-------------------------------

The AST William Blair  International  Growth  Portfolio  (formerly,  the AST Janus Overseas Growth  Portfolio) will invest,  under  normal  circumstances,  at least 80% of the value of its assets in  securities  of issuers that are economically  tied to countries other than the United States.  Equity securities  include common stocks,  preferred stocks,  warrants and securities  convertible  into or exchangeable for common or preferred  stocks.  The Portfolio has the  flexibility  to invest on a worldwide  basis in companies  and  organizations  of any size,  regardless of country of  organization or place of principal  business  activity.  The Portfolio  normally  invests  primarily in securities  of  issuers  from at least  five  different  countries,  excluding  the  United  States.  Although  the
Portfolio  intends to invest  substantially  all of its assets in issuers located outside the United States, it may at times invest in U.S.  issuers and it may at times invest all of its assets in fewer than five  countries or even a single country.

The  Portfolio  invests  primarily in companies  selected for their growth  potential.  The  Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.  In other words, the Sub-advisor  seeks to identify  individual  companies with earnings  growth  potential that may not be recognized by the market at large, regardless of where the  companies are organized or where they  primarily  conduct  business.  Although  themes may emerge in the  Portfolio,  securities  are  generally  selected  without  regard to any  defined  allocation  among countries, geographic regions or industry sectors, or other similar selection procedure.

The AST  American  Century  International  Growth  Portfolio  will seek to  achieve  its  investment  objective  by investing  primarily in equity  securities of international  companies that the Sub-advisor  believes will increase in value over time. The Sub-advisor  uses a growth  investment  strategy it developed that looks for companies with earnings and revenue  growth.  Ideally,  the  Sub-advisor  looks for companies  whose earnings and revenues are not only growing,  but are growing at an accelerating  pace. For purposes of the Portfolio,  equity securities  include common stocks, preferred stocks and convertible securities.

The  Sub-advisor  tracks  financial  information  for  thousands  of companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This strategy is based on the premise that,  over the long term,  the stocks of  companies  with  accelerating  earnings and revenues  have a  greater-than-average  chance to increase in value.

The  Sub-advisor  recognizes  that,  in addition to locating  strong  companies  with  accelerating  earnings,  the allocation  of  assets  among  different  countries  and  regions  also  is an  important  factor  in  managing  an international  portfolio.  For this  reason,  the  Sub-advisor  will  consider a number of other  factors in making investment  selections,  including the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates,  currency exchange fluctuations and tax considerations.  Under normal  conditions,  the Portfolio  will invest at least 65% of its assets in equity  securities of issuers from at least three countries  outside of the United States.  While the  Portfolio's  focus will be on issuers in developed markets, the Sub-advisor expects to invest to some degree in issuers in developing countries.

Principal Risks:
---------------

o        Both of the  international  portfolios are equity funds, and the primary risk of each is that the value of the stocks they hold will  decline.  Stocks can decline for many  reasons,  including  reasons  related to the particular  company,  the industry of which it is a part, or the securities  markets  generally.  Accordingly, loss of money is a risk of investing in each of these funds.

o        The  level of risk of the  international  portfolios  will  generally  be  higher  than the  level of risk associated  with domestic  equity funds.  Foreign  investments  involve risks such as fluctuations in currency
     exchange  rates,  less  liquid  and  more  volatile  securities  markets,   unstable  political  and  economic
     structures,  reduced  availability  of  information,  and lack of uniform  financial  reporting and regulatory practices  such as those that apply to U.S.  issuers.  While neither of the  international  portfolios  invest primarily in companies  located in developing  countries,  each may invest in those  companies to some degree, and the risks of foreign investment may be accentuated by investment in developing countries.

Capital Growth Portfolios:

Portfolio:                     Investment Goal:              Primary Investments:
---------                      ---------------               -------------------

PBHG Small-Cap Growth          Capital growth                The Portfolio invests primarily in common stocks of small
                                                             capitalization companies.

DeAM Small-Cap Growth          Maximum capital growth        The Portfolio invests primarily in equity securities of small capitalization companies included in the Russell 2000(R)Growth
                                                             Index.

Goldman Sachs Small-Cap        Long-term capital growth      The Portfolio invests primarily in equity securities of small
Value                                                        capitalization companies that are believed to be undervalued.

Gabelli Small-Cap Value        Long-term capital growth      The Portfolio invests primarily in stocks and equity-related securities of small capitalization companies that appear to be undervalued.

Goldman Sachs Mid-Cap Growth   Long-term capital growth      The Portfolio invests primarily in equity securities of
                                                             medium-sized companies.

Neuberger Berman Mid-Cap       Capital growth                The Portfolio invests primarily in common stocks of medium
Growth                                                       capitalization companies.

Neuberger Berman Mid-Cap       Capital growth                The Portfolio invests primarily in common stocks of medium
Value                                                        capitalization companies.

Alger All-Cap Growth           Long-term capital growth      The Portfolio invests primarily in common and preferred
                                                             stocks.

MFS Growth                     Long-term capital growth      The Portfolio invests primarily in common stocks and related
                               and future income             securities.

Marsico Capital Growth         Capital growth                The Portfolio invests primarily in common stocks, with the majority of the Portfolio's assets in large capitalization stocks.

Goldman Sachs Concentrated     Capital growth                The Portfolio invests primarily in equity securities.
Growth

Principal Investment Strategies:
-------------------------------

The AST PBHG Small-Cap Growth Portfolio  (formerly,  the AST Janus Small-Cap Growth  Portfolio) will invest,  under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  For purposes of
the  Portfolio,   small-sized  companies  are  those  that  have  market  capitalizations  similar  to  the  market capitalizations  of the  companies in the Russell  2000(R)Growth  Index at the time of the  Portfolio's  investment.
The Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1 billion at the time of  purchase.  The size of the  companies  in the Russell  2000(R)Growth Index and  those on which  the  Sub-advisor  intends  to focus  the  Portfolio's  investments  will  change  with  market conditions.  The  Sub-Advisor  uses its own  fundamental  research,  computer  models and  proprietary  measures of growth in determining  which stocks to select for the Portfolio.  The  Sub-Advisor's  investment  strategy seeks to identify stocks of companies which have strong business  momentum,  earnings growth,  superior  management teams as well as stocks of those  companies whose earnings  growth  potential may not be currently  recognized by the market and whose  stock  may be  considered  to be  underpriced  using  various  financial  measurements  employed  by the
Sub-advisor, such as price-to-earnings ratios.

The AST DeAM Small-Cap Growth Portfolio  (formerly,  the AST Scudder Small-Cap Growth Portfolio) will invest, under normal  circumstances,  at least 80% of the value of its assets in small  capitalization  companies.  The Portfolio pursues its  investment  objective  by  primarily  investing  in the equity  securities  of  small-sized  companies included in the Russell 2000(R)Growth Index.  Equity  securities  include common stocks and  securities  convertible into or  exchangeable  for common stocks,  including  warrants and rights.  The  Sub-advisor  employs an investment strategy  that seeks to maintain a  portfolio  of equity  securities  which  approximates  the market risk of those stocks  included in the Russell 2000(R)Growth Index,  but which  outperforms  the Russell 2000(R)Growth Index through active  stock  selection.  The Russell  2000(R)Growth  Index is a market  capitalization  index that  measures  the performance of small-sized  companies  with above average  growth  prospects.  As of December 31, 2002, the average market  capitalization  of the  companies in the Russell  2000(R)Growth Index was $410 million and the median market capitalization  was $320  million.  The size of the  companies  in the Russell  2000(R)Growth Index will change with market  conditions.  The targeted  tracking error of this  Portfolio is 4% with a standard  deviation of +/- 4%. It is possible  that the  deviation  may be higher.  For purposes of this  Portfolio,  the strategy of  attempting  to correlate a stock  portfolio's  market risk with that of a particular  index, in this case the Russell 2000(R)Growth
Index,  while  improving  upon the return of the same index through  active stock  selection,  is called a "managed alpha" strategy.

The  Sub-advisor  considers  a number of factors in  determining  whether  to invest in a growth  stock,  including earnings  growth  rate,  analysts'  estimates of future  earnings  and  industry-relative  price  multiples.  Other factors are net income  growth  versus cash flow growth as well as earnings and price  momentum.  In the  selection of  investments,  long-term  capital  appreciation  will take  precedence  over short  range  market  fluctuations.
However,  the Portfolio may occasionally  make  investments for short-term  capital  appreciation.  The Sub-advisor generally  takes a "bottom up"  approach  to building  the  Portfolio,  searching  for  individual  companies  that demonstrate the best potential for significant return.

The AST Goldman Sachs  Small-Cap Value Portfolio will seek its objective  through  investments  primarily in equity securities of small  capitalization  companies that are believed to be undervalued in the  marketplace.  Typically, in choosing stocks, the Sub-advisor looks for companies using the Sub-advisor's  value investment  philosophy.  The
Sub-advisor seeks to identify:

(1)  Well-positioned businesses that have:
o        Attractive returns on capital;
o        Sustainable earnings and cash flow;
o        Strong company management focused on long-term returns to shareholders.

(2)  Attractive valuation opportunities where:
o        The intrinsic value of the business is not reflected in the stock price.

The  Portfolio  will  invest,  under  normal  circumstances,  at  least  80% of the  value of its  assets  in small capitalization  companies.  The 80% investment  requirement  applies at the time the Portfolio  invests its assets.
The Portfolio  generally  defines small  capitalization  stocks as stocks of companies with a capitalization  of $4 billion or less.  The Portfolio may invest up to 25% of its assets in foreign securities.

The stocks in which the Portfolio  generally  invests are those which, in the Sub-advisor's  judgment,  are selling below their  intrinsic  value and at prices that do not  adequately  reflect their  long-term  business  potential.
Selected  smaller stocks may be undervalued  because they are often  overlooked by many  investors,  or because the public is overly  pessimistic about a company's  prospects.  Accordingly,  their prices can rise either as a result of improved business  fundamentals,  particularly when earnings grow faster than general  expectations,  or as more investors  come to recognize the  company's  underlying  potential.  The price of shares in relation to book value, sales,  asset value,  earnings,  dividends and cash flow, both historical and prospective,  are key determinants in the security  selection  process.  These criteria are not rigid,  and other stocks may be included in the Portfolio if they are expected to help it attain its objective.

The AST Gabelli  Small-Cap Value Portfolio will invest,  under normal  circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The Portfolio generally defines small  capitalization  companies as companies with a capitalization  of $1.5 billion or less.  Reflecting a value approach to investing,  the Portfolio will seek the stocks of companies whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets,  earnings,  cash flow or business  franchises.  The Sub-advisor's  research team seeks to identify  companies that appear to be undervalued by various measures,  and may be temporarily out of favor, but have good prospects for capital  appreciation.  In selecting  investments,  the Sub-advisor  generally looks to the following:

         (1) Low  price/earnings,  price/book value or total  capitalization/cash  ratios relative to the company's peers.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

The Sub-advisor  then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying  assets of the  company,  such as takeover  efforts,  a change in  management,  or a plan to improve the business through  restructuring  or other means.  The Portfolio may sell securities for a variety of reasons,  such as to secure gains,  limit losses or re-deploy  assets into more  promising  opportunities.  The Portfolio will not sell a stock just because the company has grown to a market  capitalization  of more than $1.5 billion,  and it may on occasion purchase companies with a market cap of more than $1.5 billion.

The AST Goldman Sachs Mid-Cap Growth  Portfolio  (formerly,  the AST Janus Mid-Cap Growth  Portfolio)  will invest, under normal circumstances,  at least 80% of the value of its assets in medium capitalization  companies.  The Fund pursues its  objective by investing  primarily in equity  securities  selected for their growth  potential.  Equity securities include common stocks,  preferred stocks,  warrants and securities  convertible into or exchangeable for common or  preferred  stocks.  For  purposes  of the  Portfolio,  medium-sized  companies  are those  whose  market capitalizations  (measured at the time of  investment)  fall within the range of companies in the Standard & Poor's
MidCap  400 Index.  The  Sub-advisor  generally  takes a "bottom  up"  approach  to  choosing  investments  for the
Portfolio.  In other words, the Sub-advisor seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.  The  Sub-advisor  makes this assessment by looking at companies one at a time,  regardless  of size,  country of  organization,  place of  principal  business  activity,  or other similar selection criteria.

The AST Neuberger  Berman Mid-Cap Growth  Portfolio will invest,  under normal  circumstances,  at least 80% of its net assets in common stocks of mid-capitalization  companies.  For purposes of the Portfolio,  a mid-capitalization company  is defined as a company  whose  market  capitalization  is within the range of market  capitalizations  of companies in the S&P Midcap 400 Index.  The Portfolio  seeks to reduce risk by  diversifying  among many companies, industries and sectors.

The  Sub-advisor  employs a disciplined  investment  strategy  when  selecting  growth  stocks.  Using  fundamental research and quantitative  analysis,  the Sub-advisor looks for fast-growing companies with above average sales and competitive  returns on equity  relative to their peers.  In doing so, the  Sub-advisor  analyzes  such factors as:
financial  condition  (such as debt to equity  ratio);  market share and  competitive  leadership  of the company's products;  earnings growth relative to competitors;  and market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

The Sub-advisor  follows a disciplined  selling  strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The AST Neuberger  Berman Mid-Cap Value  Portfolio  will invest,  under normal  circumstances,  at least 80% of the value of its assets in medium  capitalization  companies.  Companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of  investment  are  considered  mid-cap  companies for purposes  of the  Portfolio.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of  large-cap companies  as well as in  small-cap  companies.  The  Portfolio  seeks to reduce  risk by  diversifying  among many companies and industries.

Under the Portfolio's  value-oriented  investment approach,  the Sub-advisor looks for well-managed companies whose stock prices are  undervalued  and that may rise in price when other  investors  realize their worth.  Factors that the Sub-advisor may use to identify these companies include strong  fundamentals,  such as a low  price-to-earnings ratio,  consistent  cash flow,  and a sound track record  through all phases of the market cycle.  The  Sub-advisor may also look for other  characteristics  in a company,  such as a strong position relative to competitors,  a high level of stock ownership among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Sub-advisor  generally  considers  selling a stock when it reaches a target price,  when it fails to perform as expected, or when other opportunities appear more attractive.

The AST Alger  All-Cap  Growth  Portfolio  invests  primarily  in equity  securities,  such as common or  preferred stocks,  that are listed on U.S.  exchanges or in the  over-the-counter  market.  The  Portfolio  may invest in the equity  securities of companies of all sizes, and may emphasize either larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.

The Portfolio  invests  primarily in growth  stocks.  The  Sub-advisor  believes that these stocks are those of two types of companies:

o        High Unit Volume Growth  Companies.  Vital  creative  companies  that offer goods or services to a rapidly expanding  marketplace.  They include both established and emerging firms,  offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

o        Positive Life Cycle Change  Companies.  Companies  experiencing a major change that is expected to produce advantageous  results.  These  changes  may  be  as  varied  as  new  management,  products  or  technologies, restructurings or reorganizations, or mergers and acquisitions.

The AST MFS Growth  Portfolio  invests,  under  normal  circumstances,  at least 80% of its total  assets in common stocks and related  securities,  such as preferred  stocks,  convertible  securities  and depositary  receipts,  of
companies  that  the  Sub-advisor   believes  offer  better  than  average  prospects  for  long-term  growth.  The
Sub-advisor uses a "bottom up," as opposed to "top down,"  investment  style in managing the Portfolio.  This means that securities are selected based upon fundamental analysis of individual companies by the Sub-advisor.

In managing the Portfolio,  the Sub-advisor  seeks to purchase  securities of companies that it considers  well-run and poised for growth.  The Sub-advisor looks particularly for companies with the following qualities:

o        a strong franchise, strong cash flows and a recurring revenue stream
o        a strong industry  position,  where there is potential for high profit margins or substantial  barriers to new entry into the industry
o        a strong management with a clearly defined strategy
o        new products or services.

The Portfolio may invest up to 35% of its net assets in foreign securities.

The AST Marsico  Capital Growth  Portfolio will pursue its objective by investing  primarily in common stocks.  The
Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of larger, more established companies.

In selecting  investments  for the Portfolio,  the  Sub-advisor  uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top-down"  approach takes into consideration  such  macro-economic factors as interest  rates,  inflation,  the  regulatory  environment,  and the global  competitive  landscape.  In addition,  the Sub-advisor examines such factors as the most attractive global investment  opportunities,  industry consolidation,  and  the  sustainability  of  economic  trends.  As a  result  of this  "top  down"  analysis,  the
Sub-advisor  identifies  sectors,  industries and companies that should benefit from the trends the Sub-advisor has observed.

The Sub-advisor  then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large.  In determining  whether a particular  company is appropriate for investment by the Portfolio, the Sub-advisor focuses on a number of different  attributes,  including the company's specific market expertise or dominance,  its  franchise  durability  and pricing  power,  solid  fundamentals  (e.g.,  a strong  balance  sheet, improving  returns on equity,  and the  ability to generate  free cash flow),  strong  management,  and  reasonable valuations in the context of projected growth rates.

The AST Goldman Sachs  Concentrated  Growth Portfolio  (formerly,  the AST JanCap Growth Portfolio) will pursue its objective by investing  primarily in equity  securities.  Equities  securities  include  common  stocks,  preferred stocks,  warrants and securities  convertible  into or  exchangeable  for common or preferred  stocks.  Investments will be in companies  that the  Sub-advisor  believes  have  potential  to achieve  capital  appreciation  over the long-term.  The Portfolio seeks to achieve its investment objective by investing,  under normal  circumstances,  in approximately 30-45 companies that are considered by the Sub-adviser to be positioned for long-term growth.

Principal Risks:
---------------

o        All of the capital growth  portfolios are equity funds,  and the primary risk of each is that the value of the stocks they hold will  decline.  Stocks can decline for many  reasons,  including  reasons  related to the particular  company,  the industry of which it is a part, or the securities markets generally.  These declines can be substantial.  Accordingly, loss of money is a risk of investing in each of these funds.

o        The risk to which the capital growth  portfolios are subject  depends in part on the size of the companies in which the  particular  portfolio  invests.  Securities  of  smaller  companies  tend to be  subject to more abrupt and erratic  price  movements  than  securities  of larger  companies,  in part  because  they may have limited product lines,  markets,  or financial  resources.  Market  capitalization,  which is the total market value of a company's  outstanding  stock, is often used to classify  companies based on size.  Therefore,  the
     AST  PBHG  Small-Cap  Growth  Portfolio,  the AST DeAM  Small-Cap  Growth  Portfolio,  the AST  Goldman  Sachs
     Small-Cap Value  Portfolio and the AST Gabelli  Small-Cap Value Portfolio can be expected to be subject to the highest  degree of risk relative to the other  capital  growth  funds.  The AST Goldman  Sachs Mid-Cap  Growth
     Portfolio,  the AST Neuberger  Berman  Mid-Cap  Growth  Portfolio and the AST Neuberger  Berman  Mid-Cap Value
     Portfolio  can be expected  to be subject to somewhat  less risk,  and the AST MFS Growth  Portfolio,  the AST
     Marsico  Capital Growth  Portfolio and the AST Goldman Sachs  Concentrated  Growth  Portfolio to somewhat less risk than the mid-cap  funds.  The AST Alger  All-Cap  Growth  Portfolio  may invest in equity  securities  of companies without regard to capitalization, and may include large and small companies at the same time.

o        The AST PBHG Small-Cap Growth Portfolio,  the AST DeAM Small-Cap Growth  Portfolio,  the AST Goldman Sachs
     Mid-Cap Growth  Portfolio,  the AST Neuberger  Berman Mid-Cap Growth  Portfolio,  the AST Alger All-Cap Growth
     Portfolio,  the AST MFS Growth  Portfolio,  the AST Marsico Capital Growth Portfolio and the AST Goldman Sachs
     Concentrated  Growth  Portfolio  generally  take a growth  approach to investing,  while the AST Goldman Sachs
     Small-Cap Value  Portfolio,  the AST Gabelli  Small-Cap  Value Portfolio and the AST Neuberger  Berman Mid-Cap
     Value  Portfolio  generally  take a value  approach.  Value  stocks are believed to be selling at prices lower than what they are actually  worth,  while growth  stocks are those of companies  that are expected to grow at above-average  rates.  A portfolio  investing  primarily in growth stocks will tend to be subject to more risk than a value  fund,  although  this will not always be the case.  Value  stocks are  subject to the risks that the  market  may not  recognize  the  stock's  actual  value or that the  market  actually  valued  the  stock appropriately.

o        The AST Goldman Sachs Mid-Cap Growth Portfolio is a non-diversified fund in that it may hold larger positions in a smaller number of securities.  As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's share price and total return.

Growth and Income Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

Cohen & Steers Realty         Maximize total return          The Portfolio invests primarily in equity securities of real estate companies.

American Century Income &     Capital growth and,            The Portfolio invests primarily in stocks of large U.S.
Growth                        secondarily, current income    companies selected through quantitative investment techniques.

INVESCO Capital Income        Capital growth and current     The Portfolio invests primarily in dividend-paying common and
                              income                         preferred stocks, and to a lesser extent in fixed income
                                                             securities.

Principal Investment Strategies:
-------------------------------

The AST Cohen & Steers Realty  Portfolio will invest,  under normal  circumstances,  at least 80% of its net assets
in  securities  of  real  estate  related  issuers.   Under  normal   circumstances,   the  Portfolio  will  invest
substantially  all of its assets in the equity  securities of real estate  companies.  Such equity  securities will consist of common stocks, rights or warrants to purchase common stocks,  securities  convertible into common stocks where the conversion  feature  represents,  in the  Sub-advisor's  view, a significant  element of the  securities'
value, and preferred stocks.

For purposes of the Portfolio's  investment  policies,  a "real estate company" is one that derives at least 50% of its revenues from the ownership,  construction,  financing,  management or sale of real estate or that has at least
50% of its  assets  in real  estate.  The  Portfolio  may  invest up to 10% of its total  assets in  securities  of foreign real estate companies.  Real estate companies may include real estate  investment  trusts ("REITs").  REITs pool  investors'  funds for  investment  primarily in income  producing real estate or real estate related loans or interests.

The AST  American  Century  Income  & Growth  Portfolio's  investment  strategy  utilizes  quantitative  management techniques in a two-step  process that draws heavily on computer  technology.  In the first step,  the  Sub-advisor ranks stocks,  primarily the 1,500 largest  publicly  traded U.S.  companies  (measured by market  capitalization), from most  attractive to least  attractive.  These  rankings are determined by using a computer model that combines measures of a stock's value and measures of its growth  potential.  To measure value,  the Sub-advisor  uses ratios of stock  price to book value and stock  price to cash flow,  among  others.  To measure  growth,  the  Sub-advisor uses, among others, the rate of growth in a company's earnings and changes in its earnings estimates.

In the second step, the Sub-advisor  uses a technique  called portfolio  optimization.  In portfolio  optimization, the Sub-advisor  uses a computer to build a portfolio of stocks from the ranking  described  earlier that it thinks will provide the best balance  between risk and expected  return.  The goal is to create an equity  portfolio  that provides  better  returns than the S&P 500(R)Index without taking on significant  additional  risk. The  Sub-advisor attempts to create a dividend yield for the Portfolio that will be greater than that of the S&P 500(R).

The AST INVESCO  Capital  Income  Portfolio  seeks to achieve its  objective by investing  in  securities  that are expected to produce  relatively high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its  assets  in  dividend-paying  common  and  preferred  stocks  of  domestic  and  foreign issuers.  Equity securities include common stocks,  preferred stocks,  warrants and securities convertible into, or exchangeable for, common or preferred stocks.

Up to 30% of the  Portfolio's  assets may be invested in equity  securities that do not pay regular  dividends.  In addition,  the Portfolio  normally will have some portion of its assets  invested in debt securities or convertible bonds.  The  Portfolio  may invest up to 25% of its total assets in foreign  securities,  including  securities  of issuers in countries  considered  to be  developing.  These foreign  investments  may serve to increase the overall risks of the Portfolio.

Principal Risks:
---------------

o        Both equity  securities (e.g.,  stocks) and fixed income  securities  (e.g.,  bonds) can decline in value, and the primary  risk of each of the growth and income  portfolios  is that the value of the  securities  they hold will decline.  The degree of risk to which the growth and income  portfolios  are subject is likely to be somewhat less than a portfolio  investing  exclusively  for capital growth.  Nonetheless,  the share prices of the  growth  and  income  portfolios  can  decline  substantially.  Accordingly,  loss of  money  is a risk of investing in each of these funds.

o        The AST Cohen & Steers Realty  Portfolio and the AST American  Century  Income & Growth  Portfolio  invest primarily  in equity  securities.  The AST  INVESCO  Capital  Income  Portfolio  invests  primarily  in equity securities,  but will  normally  invest some of its assets in fixed  income  securities.  The values of equity securities  tend to  fluctuate  more  widely  than the values of fixed  income  securities.  Therefore,  those growth and income  portfolios  that invest  primarily in equity  securities will likely be subject to somewhat higher risk than those portfolios that invest in both equity and fixed income securities.

o        Each of the Portfolios that makes  significant  investments in fixed income  securities may invest to some degree in lower-quality  fixed income  securities,  which are subject to greater risk that the issuer may fail to make  interest and  principal  payments on the  securities  when due.  Each of these  Portfolios  generally invests  in  intermediate-  to  long-term  fixed  income  securities.  Fixed  income  securities  with  longer maturities are generally  subject to greater risk than fixed income  securities  with shorter  maturities,  in that their  values will  fluctuate  more in response to changes in market  interest  rates.  To the extent the
     Portfolio's  fixed  income  component  is  invested  in  mortgage-backed  securities,  there may be  increased volatility due to interest-rate fluctuations.

o        The AST Cohen & Steers  Realty  Portfolio  is  subject to an  additional  risk  factor  because it is less diversified  than most equity funds and could  therefore  experience  sharp price declines when conditions are unfavorable  in the real  estate  sector.  Real  estate  securities  may be subject to risks  similar to those associated with direct  ownership of real estate.  These include risks related to economic  conditions,  heavy cash flow dependency,  overbuilding,  extended  vacancies of properties,  changes in neighborhood  values, and zoning, environmental and housing regulations.

Fixed Income Portfolios:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

PIMCO Total Return Bond       Maximize total return,         The Portfolio invests primarily in higher-quality fixed
                              consistent with                income securities of varying maturities, so that the
                              preservation of capital        Portfolio's expected average duration will be from three to six years.

PIMCO Limited Maturity Bond   Maximize total return,         The Portfolio invests primarily in higher-quality fixed
                              consistent with                income securities of varying maturities, so that the
                              preservation of capital        Portfolio's expected average duration will be from one to
                                                             three years.

Principal Investment Strategies:
-------------------------------

The AST PIMCO Total Return Bond Portfolio  will invest,  under normal  circumstances,  at least 80% of the value of its assets in fixed income securities, including:

         (1)  securities  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or  government-sponsored enterprises;
         (2)  corporate  debt  securities  of U.S. and  non-U.S.  issuers,  including  convertible  securities  and corporate commercial paper;
         (3) mortgage and other asset-backed securities;
         (4) inflation-indexed bonds issued by both governments and corporations;
         (5)  structured  notes,   including  hybrid  or  "indexed"   securities,   event-linked   bonds  and  loan
participations;
         (6) delayed funding loans and revolving credit securities;
         (7) bank certificates of deposit, fixed time deposits and bankers' acceptances;
         (8) repurchase agreements and reverse repurchase agreements;
         (9) debt  securities  issued by state or local  governments  and their  agencies and  government-sponsored enterprises;
         (10)  obligations  of  foreign  governments  or  their  subdivisions,  agencies  and  government-sponsored enterprises; and
         (11) obligations of international agencies or supranational entities.

Portfolio  holdings  will be  concentrated  in  areas of the  bond  market  that  the  Sub-advisor  believes  to be relatively  undervalued.  In  selecting  fixed  income  securities,  the  Sub-advisor  uses  economic  forecasting, interest rate anticipation,  credit and call risk analysis,  foreign currency exchange rate forecasting,  and other securities  selection  techniques.  The proportion of the Portfolio's  assets committed to investment in securities with  particular  characteristics  (such as maturity,  type and coupon  rate) will vary based on the  Sub-advisor's outlook for the U.S. and foreign economies,  the financial markets,  and other factors.  The management of duration is one of the fundamental tools used by the Sub-advisor.

The Portfolio will invest in  fixed-income  securities of varying  maturities.  The average  portfolio  duration of the Portfolio  generally will vary within a three- to six-year time frame based on the  Sub-advisor's  forecast for interest  rates.  The  Portfolio  can and  routinely  does  invest  in  certain  complex  fixed  income  securities
(including  mortgage-backed and asset-backed  securities) and engage in a number of investment practices (including futures,  swaps and dollar  rolls) that many other fixed income funds do not utilize.  The  Portfolio may invest up to 10% of its assets in fixed  income  securities  that are rated below  investment  grade  ("junk  bonds") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

The AST PIMCO Limited Maturity Bond Portfolio will invest,  under normal  circumstances,  at least 80% of the value of its assets in fixed income securities, including::

         (1)  securities  issued  or  guaranteed  by the U.S.  Government,  its  agencies  or  government-sponsored enterprises;
         (2)  corporate  debt  securities  of U.S. and  non-U.S.  issuers,  including  convertible  securities  and corporate commercial paper;
         (3) mortgage and other asset-backed securities;
         (4) inflation-indexed bonds issued by both governments and corporations;
         (5)  structured  notes,   including  hybrid  or  "indexed"   securities,   event-linked   bonds  and  loan
participations;
         (6) delayed funding loans and revolving credit securities;
         (7) bank certificates of deposit, fixed time deposits and bankers' acceptances;
         (8) repurchase agreements and reverse repurchase agreements;
         (9) debt  securities  issued by state or local  governments  and their  agencies and  government-sponsored enterprises;
         (10)  obligations  of  foreign  governments  or  their  subdivisions,  agencies  and  government-sponsored enterprises; and
         (11) obligations of international agencies or supranational entities.

Portfolio  holdings  will be  concentrated  in  areas of the  bond  market  that  the  Sub-advisor  believes  to be relatively  undervalued.  In  selecting  fixed  income  securities,  the  Sub-advisor  uses  economic  forecasting, interest rate anticipation,  credit and call risk analysis,  foreign currency exchange rate forecasting,  and other securities  selection  techniques.  The proportion of the Portfolio's  assets committed to investment in securities with  particular  characteristics  (such as maturity,  type and coupon  rate) will vary based on the  Sub-advisor's outlook for the U.S. and foreign economies,  the financial markets,  and other factors.  The management of duration is one of the fundamental tools used by the Sub-advisor.

The Portfolio will invest in  fixed-income  securities of varying  maturities.  The average  portfolio  duration of the Portfolio  generally will vary within a one- to three-year time frame based on the  Sub-advisor's  forecast for interest  rates.  The  Portfolio  can and  routinely  does  invest  in  certain  complex  fixed  income  securities
(including  mortgage-backed and asset-backed  securities) and engage in a number of investment practices (including futures,  swaps and dollar  rolls) that many other fixed income funds do not utilize.  The  Portfolio may invest up to 10% of its assets in fixed  income  securities  that are rated below  investment  grade  ("junk  bonds") (or, if unrated, determined by the Sub-advisor to be of comparable quality).

Principal Risks:
---------------

o        The risk of a fund or portfolio  investing  primarily in fixed income securities is determined  largely by the quality and maturity  characteristics of its portfolio  securities.  Lower-quality fixed income securities are  subject  to greater  risk that the  company  may fail to make  interest  and  principal  payments  on the securities when due. Fixed income  securities with longer  maturities (or durations) are generally  subject to greater risk than  securities  with shorter  maturities,  in that their values will fluctuate more in response to  changes in market  interest  rates.  Accordingly,  loss of money is a risk of  investing  in each of these funds.

o        The average  duration or maturity of the AST PIMCO Total Return Bond  Portfolio  generally  will be longer than that of the AST PIMCO Limited  Maturity Bond  Portfolio,  and funds having longer  average  maturities or durations  can be expected to be subject to a greater  level of risk than  shorter-term  funds.  As funds that invest  primarily  in  high-quality  fixed income  securities,  the level of risk to which the AST PIMCO Total
     Return Bond  Portfolio  and AST PIMCO Limited  Maturity Bond  Portfolio are subject can be expected to be less than most equity funds.  Nonetheless,  the fixed income  securities  held by these  Portfolios  can decline in value  because of  changes  in their  quality,  in market  interest  rates,  or for other  reasons.  While the complex  fixed  income  securities  invested  in and  investment  practices  engaged in by the AST PIMCO Total
     Return Bond  Portfolio  and AST PIMCO  Limited  Maturity  Portfolio  are designed to increase  their return or hedge their  investments,  these  securities  and practices may increase the risk to which the  Portfolios are subject.

Past Performance

             The bar charts show the  performance  of each  Portfolio for each full calendar year the Portfolio has been in operation.  The tables below each bar chart show each such  Portfolio's  best and worst quarters during the periods  included in the bar chart,  as well as average  annual total returns for each Portfolio  since  inception.
This  information may help provide an indication of each  Portfolio's  risks by showing changes in performance from year to year and by  comparing  the  Portfolio's  performance  with that of a  broad-based  securities  index.  The performance  figures do not reflect any charges  associated  with the variable  insurance  contracts  through which
Portfolio  shares are  purchased;  and would be lower if they did. All figures  assume  reinvestment  of dividends.
Past  performance  does not  necessarily  indicate  how a  Portfolio  will  perform in the future.  No  performance information  is  included  for  those  Portfolios  that  commenced  operations  after  January,  2002 (the AST DeAM
Small-Cap Value Portfolio, the AST DeAM Large-Cap Growth Portfolio and the AST DeAM Bond Portfolio).

[insert graphic]

                  ------------------------------------- --------------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- --------------------------------------
                  ------------------------------------- --------------------------------------
                  Up 59.16%, 4th quarter 1999           Down 21.19%, 3rd quarter 2001
                  ------------------------------------- --------------------------------------

                  ----------------------- ------------------- --------------------------------
                  Average annual total    Portfolio           Index:
                  returns                                     Morgan Stanley Capital
                  For periods ended                           International (MSCI) EAFE Index
                  12/31/02
                  ----------------------- ------------------- --------------------------------
                  ----------------------- ------------------- --------------------------------
                  1 year                             -25.67%                          -15.94%
                  ----------------------- ------------------- --------------------------------
                  ----------------------- ------------------- --------------------------------
                  5 years                             -1.88%                           -2.88%
                  ----------------------- ------------------- --------------------------------
                  ----------------------- ------------------- --------------------------------
                  Since inception                      1.29%                           -2.13%
                  (1/2/97)
                  ----------------------- ------------------- --------------------------------
                  * Prior to November 11, 2002, the AST William Blair  International  Growth Portfolio was known as the AST Janus Overseas Growth Portfolio,  and Janus Capital  Management LLC served as Sub-advisor to the Portfolio.

[insert graphic]

                  -------------------------------------------- ------------------------------------------
                  Best Quarter                                 Worst Quarter
                  -------------------------------------------- ------------------------------------------
                  -------------------------------------------- ------------------------------------------
                  Up 49.04%, 4th quarter 1999                  Down 19.42%, 3rd quarter 2002
                  -------------------------------------------- ------------------------------------------

                  ------------------------------ --------------------------- ----------------------------
                  Average annual total returns   Portfolio                   Index:
                  For periods ended 12/31/02                                 Morgan Stanley Capital
                                                                             International (MSCI) EAFE
                                                                             Index
                  ------------------------------ --------------------------- ----------------------------
                  ------------------------------ --------------------------- ----------------------------
                  1 year                                            -19.47%                      -15.94%
                  ------------------------------ --------------------------- ----------------------------
                  ------------------------------ --------------------------- ----------------------------
                  5 years                                            -0.72%                       -2.88%
                  ------------------------------ --------------------------- ----------------------------
                  ------------------------------ --------------------------- ----------------------------
                  Since inception                                     1.76%                       -2.13%
                  (1/2/97)
                  ------------------------------ --------------------------- ----------------------------

[insert graphic]

                 ------------------------------------- -----------------------------------
                 Best Quarter                          Worst Quarter
                 ------------------------------------- -----------------------------------
                 ------------------------------------- -----------------------------------
                 Up 79.79%, 4th quarter 1999           Down 31.21%, 4th quarter 2000
                 ------------------------------------- -----------------------------------

                 ---------------------- --------------------- ----------------------------
                 Average annual total   Portfolio             Index:
                 returns                                      Standard & Poors 500 Index
                 For periods ended
                 12/31/02
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 1 year                              -34.41%                      -22.09%
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 5 years                              -4.45%                       -0.58%
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 Since Inception                       4.27%                        9.26%
                 (1/4/94)
                 ---------------------- --------------------- ----------------------------
                 *Between  January 1, 1999 and  September 14, 2001,  the AST PBHG  Small-Cap  Growth  Portfolio was
                 known as the AST Janus  Small-Cap  Growth  Portfolio,  and Janus Capital  Management LLC served as
                 Sub-advisor  to the  Portfolio.  Prior to January 1, 1999, the Portfolio was known as the Founders
                 Capital  Appreciation  Portfolio,  and Founders Asset  Management LLC served as Sub-advisor to the
                 Portfolio.

[insert graphic]

                 ------------------------------------- -----------------------------------
                 Best Quarter                          Worst Quarter
                 ------------------------------------- -----------------------------------
                 ------------------------------------- -----------------------------------
                 Up 47.63%, 4th quarter 1999           Down 28.92%, 3rd quarter 2001
                 ------------------------------------- -----------------------------------

                 ---------------------- --------------------- ----------------------------
                 Average annual total   Portfolio             Index:
                 returns                                      Standard & Poors 500 Index
                 For periods ended
                 12/31/02
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 1 year                              -26.46%                      -22.09%
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 Since Inception                     -10.28%                       -6.77%
                 (1/4/99)
                 ---------------------- --------------------- ----------------------------
                  *Prior to  December  10,  2001,  the AST DeAM  Small-Cap  Growth  Portfolio  was known as the AST
                  Scudder  Small-Cap  Growth Portfolio and Zurich Scudder  Investments,  Inc. served as Sub-advisor to the Portfolio.

[insert graphic]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 22.89%, 2nd quarter 1999           Down 22.12%, 3rd quarter 1998
                  ------------------------------------- -----------------------------------

                  ---------------------- --------------------- ----------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      Standard & Poors 500 Index
                  For periods ended
                  12/31/02
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  1 year                               -7.93%                      -22.09%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  Since Inception                       8.05%                       -0.58%
                  (1/2/98)
                  ---------------------- --------------------- ----------------------------
                  *Prior to May 1, 2001,  the AST Goldman  Sachs  Small-Cap  Value  Portfolio  was known as the AST
                  Lord  Abbett  Small Cap Value  Portfolio  and Lord,  Abbett & Co.  served as  Sub-advisor  to the
                  Portfolio.

[insert graphic]

                  ----------------------------------------- ---------------------------------------------
                  Best Quarter                              Worst Quarter
                  ----------------------------------------- ---------------------------------------------
                  ----------------------------------------- ---------------------------------------------
                  Up 19.09%, 2nd quarter 1999               Down 19.88%, 3rd quarter 1998
                  ----------------------------------------- ---------------------------------------------

                  ------------------------- -------------------------- ----------------------------------
                  Average annual total      Portfolio                  Index:
                  returns                                              Standard & Poors 500 Index
                  For periods ended
                  12/31/02
                  ------------------------- -------------------------- ----------------------------------
                  ------------------------- -------------------------- ----------------------------------
                  1 year                                       -9.38%                            -22.09%
                  ------------------------- -------------------------- ----------------------------------
                  ------------------------- -------------------------- ----------------------------------
                  5 years                                       1.23%                             -0.58%
                  ------------------------- -------------------------- ----------------------------------
                  ------------------------- -------------------------- ----------------------------------
                  Since Inception                               5.38%                              4.40%
                  (1/2/97)
                  ------------------------- -------------------------- ----------------------------------
                  *Prior to October 23, 2000,  the AST Gabelli  Small-Cap  Value  Portfolio was known as the AST T.
                  Rowe  Price  Small  Company  Value  Portfolio,  and T.  Rowe  Price  Associates,  Inc.  served as
                  Sub-advisor to the Portfolio.

[insert graphic]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 13.75%, 4th quarter 2001           Down -33.06%, 4th quarter 2000
                  ------------------------------------- -----------------------------------

                  ---------------------- --------------------- ----------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      Standard & Poors 500 Index
                  For periods ended
                  12/31/02
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  1 year                              -27.46%                      -22.09%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  Since Inception                     -37.26%                      -15.96%
                  (5/1/00)
                  ---------------------- --------------------- ----------------------------
                  *Prior  to November 11, 2002, the AST Goldman Sachs Mid-Cap Growth Portfolio was known as the AST Janus Mid-Cap
                  Growth Portfolio, and Janus Capital Management, LLC served as Sub-advisor to the Portfolio.

[insert graphic]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 49.25%, 4th quarter 1999           Down 29.71%, 3rd quarter 2001
                  ------------------------------------- -----------------------------------

                  ---------------------- --------------------- ----------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      Standard & Poors 500 Index
                  For periods ended
                  12/31/02
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  1 year                              -31.21%                      -22.09%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  5 years                              -3.04%                       -0.58%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  Since Inception                       4.58%                        9.77%
                  (10/20/94)
                  ---------------------- --------------------- ----------------------------
                  *Prior to May 1,  1998,  the AST  Neuberger  Berman  Mid-Cap  Growth  Portfolio  was known as the
                  Berger  Capital  Growth  Portfolio,  and Berger  Associates,  Inc.  served as  Sub-advisor to the
                  Portfolio.

[insert graphic]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 15.95%, 4th quarter 1998           Down 14.89%, 3rd quarter 2002
                  ------------------------------------- -----------------------------------

                  ---------------------- --------------------- ----------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      Standard & Poors 500 Index
                  For periods ended
                  12/31/02
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  1 year                              -10.56%                      -22.09%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  5 years                               2.68%                       -0.58%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  Since Inception                       7.65%                        9.47%
                  (5/4/93)
                  ---------------------- --------------------- ----------------------------
                  *Prior  to May 1,  1998,  the AST  Neuberger  Berman  Mid-Cap  Value  Portfolio  was known as the
                  Federated Utility Income  Portfolio,  and Federated  Investment  Counseling served as Sub-advisor to the Portfolio.

[insert graphic]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 14.46%, 4th quarter 2001           Down 20.83%, 4th quarter 2000
                  ------------------------------------- -----------------------------------

                  ---------------------- --------------------- ----------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      Standard & Poors 500 Index
                  For periods ended
                  12/31/02
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  1 year                              -35.79%                      -22.09%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  Since Inception                     -28.47%                      -14.55%
                  (12/31/99)
                  ---------------------- --------------------- ----------------------------
                  *Due to the events of September  11,  2001,  Massachusetts  Financial  Services  Company  ("MFS")
                  acted as interim  co-sub-advisor  in conjunction with Fred Alger Management,  Inc.  ("Alger") for the AST Alger  All-Cap  Growth  Portfolio  (the "Alger  Fund") from  September  17, 2001  through
                  December 9, 2001.  Effective  December 10, 2001,  Alger resumed the role as the sole  sub-advisor for the Alger Fund.

[insert graphic]

                 ------------------------------------- -----------------------------------
                 Best Quarter                          Worst Quarter
                 ------------------------------------- -----------------------------------
                 ------------------------------------- -----------------------------------
                 Up 15.50%, 4th quarter 2001           Down 22.43%, 3rd quarter 2001
                 ------------------------------------- -----------------------------------

                 ---------------------- --------------------- ----------------------------
                 Average annual total   Portfolio             Index:
                 returns                                      Standard & Poors 500 Index
                 For periods ended
                 12/31/02
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 1 year                              -28.17%                      -22.09%
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 Since Inception                     -15.00%                      -11.31%
                 (10/18/99)
                 ---------------------- --------------------- ----------------------------

[insert graphic]

                  ---------------------------------------- -------------------------------------
                  Best Quarter                             Worst Quarter
                  ---------------------------------------- -------------------------------------
                  ---------------------------------------- -------------------------------------
                  Up 36.36%, 4th quarter 1999              Down 18.06%, 3rd quarter 2001
                  ---------------------------------------- -------------------------------------

                  ---------------------------- --------------------- -----------------------------
                  Average annual total         Portfolio             Index:
                  returns for periods ended                          Standard & Poors 500 Index
                  12/31/02
                  ---------------------------- --------------------- -----------------------------
                  ---------------------------- --------------------- -----------------------------
                  1 year                                    -15.56%                       -22.09%
                  ---------------------------- --------------------- -----------------------------
                  ---------------------------- --------------------- -----------------------------
                  5 years                                     4.14%                        -0.58%
                  ---------------------------- --------------------- -----------------------------
                  ---------------------------- --------------------- -----------------------------
                  Since Inception                             4.18%                        -0.58%
                  (12/22/97)
                  ---------------------------- --------------------- -----------------------------

[insert graphic]

                 --------------------------------------- ------------------------------------
                 Best Quarter                            Worst Quarter
                 --------------------------------------- ------------------------------------
                 --------------------------------------- ------------------------------------
                 Up 33.97%, 4th quarter 1999             Down 26.71%, 1st quarter 2001
                 --------------------------------------- ------------------------------------

                 ------------------------ -------------------- -----------------------------
                 Average annual total     Portfolio            Index:
                 returns                                       Standard & Poors 500 Index
                 For periods ended
                 12/31/02
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 1 year                               -29.84%                       -22.09%
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 5 years                               -2.90%                        -0.58%
                 ------------------------ -------------------- -----------------------------
                 ------------------------ -------------------- -----------------------------
                 10 years                               7.71%                         9.34%
                 ------------------------ -------------------- -----------------------------
                  * Prior to November 11, 2002, the AST DeAM Concentrated  Growth Portfolio was known as the AST
                  JanCap  Growth  Portfolio,  and Janus  Capital  Management  LLC served as  Sub-advisor  to the
                  Portfolio.

[insert graphic]

                 ------------------------------------- -----------------------------------
                 Best Quarter                          Worst Quarter
                 ------------------------------------- -----------------------------------
                 ------------------------------------- -----------------------------------
                 Up 9.98%, 3rd quarter 2000            Down 9.03%, 3rd quarter 2002
                 ------------------------------------- -----------------------------------

                 ---------------------- --------------------- ----------------------------
                 Average annual total   Portfolio             Index:
                 returns                                      NAREIT Equity REIT Index
                 For periods ended
                 12/31/02
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 1 year                                2.65%                        3.82%
                 ---------------------- --------------------- ----------------------------
                 ---------------------- --------------------- ----------------------------
                 Since Inception                       2.74%                        3.30%
                 (1/2/98)
                 ---------------------- --------------------- ----------------------------

[insert graphic]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 16.72%, 4th quarter 1998           Down 17.11%, 3rd quarter 2002
                  ------------------------------------- -----------------------------------

                  ---------------------- --------------------- ----------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      Standard & Poors 500 Index
                  For periods ended
                  12/31/02
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  1 year                              -19.81%                      -22.09%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  5 year                               -1.99%                       -0.58%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  Since Inception                       1.70%                        4.40%
                  (1/2/97)
                  ---------------------- --------------------- ----------------------------
                  *Prior to May 4, 1999, the AST American  Century  Income & Growth  Portfolio was known as the AST
                  Putnam  Value Growth and Income  Portfolio,  and Putnam  Investment  Management,  Inc.  served as
                  Sub-advisor to the Portfolio.

[insert graphic]

                 ------------------------------------------------ ----------------------------------
                 Best Quarter                                     Worst Quarter
                 ------------------------------------------------ ----------------------------------
                 ------------------------------------------------ ----------------------------------
                 Up 12.32%, 4th quarter 1998                      Down 16.19%, 3rd quarter 2002
                 ------------------------------------------------ ----------------------------------

                 ----------------------------------- -------------------- --------------------------
                 Average annual total returns        Portfolio            Index:
                 For periods ended 12/31/02                               Standard & Poors 500
                                                                          Index
                 ----------------------------------- -------------------- --------------------------
                 ----------------------------------- -------------------- --------------------------
                 1 year                                          -17.49%                    -22.09%
                 ----------------------------------- -------------------- --------------------------
                 ----------------------------------- -------------------- --------------------------
                 5 years                                           0.01%                     -0.58%
                 ----------------------------------- -------------------- --------------------------
                 ----------------------------------- -------------------- --------------------------
                 Since Inception                                   6.97%                      9.77%
                 (1/4/94)
                 ----------------------------------- -------------------- --------------------------

[insert graphic]

                  ------------------------------------- --------------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- --------------------------------------
                  ------------------------------------- --------------------------------------
                  Up 6.22%, 3rd quarter 2001            Down 2.54%, 1st quarter 1996
                  ------------------------------------- --------------------------------------

                  ---------------------- --------------------- -------------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      LB
                  For periods ended                            Aggregate Index
                  12/31/02
                  ---------------------- --------------------- -------------------------------
                  ---------------------- --------------------- -------------------------------
                  1 year                                9.22%                          10.27%
                  ---------------------- --------------------- -------------------------------
                  ---------------------- --------------------- -------------------------------
                  5 years                               7.51%                           7.54%
                  ---------------------- --------------------- -------------------------------
                  ---------------------- --------------------- -------------------------------
                  Since Inception                       7.34%                           7.27%
                  (1/4/94)
                  ---------------------- --------------------- -------------------------------

[insert graphic]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 2.95%, 4th quarter 1998            Down 0.52%, 1st quarter 1996
                  ------------------------------------- -----------------------------------

                  ---------------------- --------------------- ----------------------------
                  Average annual total   Portfolio             Index:
                  returns                                      Merrill Lynch 1-3 Year
                  For periods ended                            Index
                  12/31/02
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  1 year                                6.21%                        5.88%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  5 years                               6.30%                        6.48%
                  ---------------------- --------------------- ----------------------------
                  ---------------------- --------------------- ----------------------------
                  Since Inception                       6.22%                        6.58%
                  (5/2/95)
                  ---------------------- --------------------- ----------------------------

FEES AND EXPENSES OF THE PORTFOLIOS:

The table below  describes  the fees and  expenses  that you may pay if you buy and hold shares of the  Portfolios.
Unless otherwise indicated, the expenses shown below are for the year ending December 31, 2002.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                                      NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                           NONE*
Exchange Fee                                                                                              NONE*

* Because shares of the Portfolios may be purchased  through  variable  insurance  products,  the prospectus of the relevant  product  should be carefully  reviewed  for  information  on the charges and expenses of those  products.
This table  does not  reflect  any such  charges;  and the  expenses  shown  would be higher if such  charges  were reflected.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                                Management    Distribution  Other        Total Annual     Fee Waivers    Net
                                                Fees          and           Expenses     Portfolio       and Expense     Annual
                                                              Service                    Operating       Reimbursement(2)Fund
Portfolio:                                                    (12b-1)                    Expenses                        Operating
                                                              Fees(1)                                                    Expenses
----------------------------------------------- ------------- ------------- ------------ --------------- --------------- ------------
AST William Blair International Growth              1.00          0.10           0.23         1.33            (0.10)          1.23
AST American Century International Growth           1.00          0.00           0.25         1.25            N/A             1.25
AST PBHG Small-Cap Growth                           0.90          0.11           0.22         1.23            N/A             1.23
AST DeAM Small-Cap Growth                           0.95          0.00           0.20         1.15            (0.15)          1.00
AST Goldman Sachs Small-Cap Value                   0.95          0.11           0.21         1.27            N/A             1.27
AST Gabelli Small-Cap Value                         0.90          0.01           0.19         1.10            N/A             1.10
AST Goldman Sachs Mid-Cap Growth                    1.00          0.07           0.26         1.33            (0.10)          1.23
AST Neuberger Berman Mid-Cap Growth                 0.90          0.06           0.20         1.16            N/A             1.16
AST Neuberger Berman Mid-Cap Value                  0.90          0.09           0.17         1.16            N/A             1.16
AST Alger All-Cap Growth                            0.95          0.15           0.19         1.29            N/A             1.29
AST MFS Growth                                      0.90          0.10           0.18         1.18            N/A             1.18
AST Marsico Capital Growth                          0.90          0.04           0.16         1.10            (0.01)          1.09
AST Goldman Sachs Concentrated Growth               0.90          0.04           0.15         1.09            (0.06)          1.03
AST Cohen & Steers Realty                           1.00          0.03           0.23         1.26            N/A             1.26
AST American Century Income & Growth                0.75          0.00           0.23         0.98            N/A             0.98
AST INVESCO Capital Income                          0.75          0.03           0.17         0.95            N/A             0.95
AST PIMCO Total Return Bond                         0.65          0.00           0.15         0.80            (0.02)          0.78
AST PIMCO Limited Maturity Bond                     0.65          0.00           0.18         0.83            N/A             0.83

(1) As discussed  below under  "Management  of the Trust - Fees and Expenses,  the Trustees  adopted a Distribution
Plan (the  "Distribution  Plan")  under Rule 12b-1 to permit an  affiliate  of the  Trust's  Investment  Manager to receive brokerage  commissions in connection with purchases and sales of securities held by the Portfolios,  and to use these  commissions to promote the sale of shares of the  Portfolio.  While the brokerage  commission  rates and amounts paid by the various  Portfolios  are not  expected to increase as a result of the  Distribution  Plan,  the staff of the Securities  and Exchange  Commission  takes the position that  commission  amounts  received under the
Distribution  Plan should be  reflected as  distribution  expenses of the  Portfolios.  The  Distribution  Fees are derived and annualized from data regarding  commission  amounts  directed to the affiliate  under the  Distribution
Plan.  Although there are no maximum amounts  allowable,  actual commission amounts directed under the Distribution
Plan will vary and the amounts  directed during the last full fiscal year of the Plan's  operations may differ from the amounts listed in the above chart.
(2) The Investment  Manager has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April
30, 2004. The caption "Total Annual Fund Operating  Expenses"  reflects the  Portfolios'  fees and expenses  before such waivers and  reimbursements,  while the caption "Net Annual Fund  Operating  Expenses"  reflects the effect of such waivers and reimbursements.

EXPENSE EXAMPLES:

         These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

         The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated.  The Examples also assume that your investment has a 5% return each year, that the Portfolios' total operating expenses remain the same, and that any expense waivers and reimbursements remain in effect only for the periods during which they are binding.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.
---------                                            ------------------------------------------------------------

AST William Blair International Growth               125               390              676               1,489
AST American Century International Growth            127               397              686               1,511
AST PBHG Small-Cap Growth                            125               390              676               1,489
AST DeAM Small-Cap Growth                            102               318              552               1,225
AST Goldman Sachs Small-Cap Value                    129               403              697               1,534
AST Gabelli Small-Cap Value                          112               350              606               1,340
AST Goldman Sachs Mid-Cap Growth                     125               390              676               1,489
AST Neuberger Berman Mid-Cap Growth                  118               368              638               1,409
AST Neuberger Berman Mid-Cap Value                   118               368              638               1,409
AST Alger All-Cap Growth                             131               409              708               1,556
AST MFS Growth                                       120               375              649               1,432
AST Marsico Capital Growth                           111               347              601               1,329
AST Goldman Sachs Concentrated Growth                105               328              569               1,259
AST Cohen & Steers Realty                            128               400              692               1,523
AST American Century Income & Growth                 100               312              542               1,201
AST INVESCO Capital Income                             97              303              526               1,166
AST PIMCO Total Return Bond                           80               249              433                 966
AST PIMCO Limited Maturity Bond                       85               265              460               1,025

INVESTMENT OBJECTIVES AND POLICIES:

..........The  investment  objective,  policies and  limitations  for each of the  Portfolios  are described  below.
While certain policies apply to all Portfolios,  generally each Portfolio has a different  investment objective and investment  focus. As a result,  the risks,  opportunities  and returns of investing in each Portfolio will differ.
The  investment  objectives  and  policies of the  Portfolios  generally  are not  fundamental  policies and may be changed by the Trustees without shareholder approval.

..........There  can be no  assurance  that the  investment  objective  of any  Portfolio  will be  achieved.  Risks relating to certain types of securities  and  instruments  in which the Portfolios may invest are described in this
Prospectus under "Certain Risk Factors and Investment Methods."

..........If  approved  by the  Trustees,  the Trust  may add more  Portfolios  and may cease to offer any  existing
Portfolios in the future.

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO:

Investment  Objective:  The  investment  objective  of the  Portfolio  (formerly,  the AST  Janus  Overseas  Growth
Portfolio) is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in  securities  of issuers that are  economically  tied to countries  other than the United
States.  The 80% investment requirement applies at the time the Portfolio invests its assets.

      The Portfolio  pursues its objective  primarily  through  investments in equity securities of issuers located outside the United States.  Equity  securities  include common stocks,  preferred  stocks,  warrants and securities convertible  into or exchangeable  for common or preferred  stocks.  The Portfolio has the flexibility to invest on a worldwide  basis in companies and  organizations  of any size,  regardless of country of organization or place of principal business activity.

         Under normal  circumstances,  the Portfolio  primarily invests in securities of issuers from at least five different  countries,  excluding the United States.  Although the Portfolio intends to invest  substantially all of its assets in issuers  located  outside the United  States,  it may at times  invest in U.S.  issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

         The  Portfolio  invests  primarily in  companies  selected for their  growth  potential.  The  Sub-advisor generally  takes a  "bottom  up"  approach  to  choosing  investments  for  the  Portfolio.  In  other  words,  the
Sub-advisor  seeks to identify  individual  companies with earnings growth  potential that may not be recognized by the market at large,  regardless of where the companies are  organized or where they  primarily  conduct  business.
Although  themes may emerge in the  Portfolio,  securities  are generally  selected  without  regard to any defined allocation  among  countries,  geographic  regions or  industry  sectors,  or other  similar  selection  procedure.
Current income is not a significant factor in choosing  investments,  and any income realized by the Portfolio will be incidental to its objective.

         As with any fund investing  primarily in equity  securities,  the  fundamental  risk  associated  with the
Portfolio  is the  risk  that the  value of the  equity  securities  it holds  might  decrease.  Stock  values  may fluctuate in response to the activities of an individual  company or in response to general market and/or  economic conditions.  As a fund that invests  primarily in the securities of foreign  issuers,  the risk associated with the
Portfolio may be greater than a fund investing  primarily in domestic  securities.  For a further discussion of the risks involved in investing in foreign  securities,  see this Prospectus under "Certain Risk Factors and Investment
Methods."  In  addition,  the  Portfolio  may invest to some  degree in smaller  or newer  issuers,  which are more likely to realize substantial growth as well as suffer significant losses than larger or more established issuers.

         The Portfolio  generally  intends to purchase  securities for long-term  investment rather than short-term gains.  However,  short-term  transactions may occur as the result of liquidity needs,  securities having reached a desired price or yield,  anticipated  changes in interest rates or the credit  standing of an issuer,  or by reason of economic or other  developments  not foreseen at the time the  investment  was made.  To a limited  extent,  the
Portfolio may purchase  securities in anticipation  of relatively  short-term  price gains.  The Portfolio may also sell one security and  simultaneously  purchase the same or a comparable  security to take  advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The  Portfolio  may  invest in  "special  situations"  from time to time.  A special situation  arises  when,  in the  opinion  of the  Sub-advisor,  the  securities  of a  particular  issuer  will be recognized  and  increase  in value  due to a  specific  development  with  respect  to that  issuer.  Developments creating a special  situation might include a new product or process,  a technological  breakthrough,  a management change or other  extraordinary  corporate  event,  or  differences in market supply of and demand for the security.
Investment  in  special  situations  may  carry  an  additional  risk of loss in the  event  that  the  anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Portfolio may invest to a lesser degree in debt  securities,  including  bonds rated below  investment grade  ("junk"  bonds),  mortgage  and  asset-backed  securities  and zero  coupon,  pay-in-kind  and  step  coupon securities (securities that do not, or may not under certain circumstances, make regular interest payments).

         The  Portfolio  may make short sales  "against  the box." In  addition,  the  Portfolio  may invest in the following types of securities and engage in the following investment techniques:

         Futures,  Options and Other  Derivative  Instruments.  The Portfolio  may enter into futures  contracts on securities,  financial  indices and foreign  currencies  and options on such contracts and may invest in options on securities,  financial indices and foreign  currencies,  forward contracts and interest rate swaps and swap-related products  (collectively  "derivative  instruments").  The  Portfolio  intends  to use most  derivative  instruments primarily to hedge the value of its portfolio against potential  adverse  movements in securities  prices,  foreign currency  markets or interest  rates. To a limited  extent,  the Portfolio may also use derivative  instruments for non-hedging  purposes  such as  seeking to  increase  income.  The  Portfolio  may also use a variety  of  currency hedging  techniques,  including  forward  currency  contracts,  to  manage  exchange  rate  risk  with  respect  to investments exposed to foreign currency fluctuations.

         Index/structured  Securities. The Portfolio may invest in indexed/structured  securities,  which typically are short- to  intermediate-term  debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities,  indices,  commodity prices or other financial  indicators.  Such securities may offer growth potential because of anticipated  changes in interest rates, credit standing,  currency  relationships or other factors

         For more  information  on the types of securities  and  instruments  in which the Portfolio may invest and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When the  Sub-advisor  believes  that market  conditions  are not  favorable  for profitable  investing or when the Sub-advisor is otherwise  unable to locate  favorable  investment  opportunities, the  Portfolio's  investments  may be  hedged  to a greater  degree  and/or  its cash or  similar  investments  may increase.  In other  words,  the  Portfolio  does  not  always  stay  fully  invested  in  stocks  and  bonds.  The
Portfolio's  cash and similar  investments  may  include  high-grade  commercial  paper,  certificates  of deposit, repurchase  agreements  and money market funds  managed by the  Sub-advisor.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term growth of capital will be limited.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         The Portfolio will seek to achieve its investment  objective by investing  primarily in equity  securities of  international  companies that the Sub-advisor  believes will increase in value over time. The Sub-advisor  uses a growth  investment  strategy it developed  that looks for companies  with earnings and revenue  growth.  Ideally, the  Sub-advisor  looks for  companies  whose  earnings and revenues  are not only  growing,  but are growing at an accelerating pace.  Accelerating  growth is shown, for example,  by growth that is faster this quarter than last or faster this year than the year before.  For purposes of the  Portfolio,  equity  securities  include common stocks, preferred stocks and convertible securities.

         The  Sub-advisor  tracks  financial  information  for  thousands  of  companies to research and select the stocks it believes will be able to sustain  accelerating  growth.  This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a  greater-than-average  chance to increase in value.

         The Sub-advisor  recognizes  that, in addition to locating strong  companies with  accelerating  earnings, the  allocation  of assets  among  different  countries  and  regions  also is an  important  factor in managing an international  portfolio.  For this  reason,  the  Sub-advisor  will  consider a number of other  factors in making investment  selections,  including the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates,  currency exchange fluctuations and tax considerations.  Under normal  conditions,  the Portfolio  will invest at least 65% of its assets in equity  securities of issuers from at least three countries  outside of the United States.  In order to maintain  investment  flexibility,  the Portfolio has not otherwise established geographic requirements for asset distribution.

         While the Portfolio's  focus will be on issuers in developed  markets,  the Sub-advisor  expects to invest to some degree in issuers in developing  countries.  The Portfolio may make foreign  investments either directly in foreign securities,  or indirectly by purchasing  depositary receipts.  Securities purchased in foreign markets may either be traded on foreign securities exchanges or in the over-the-counter markets.

         As with all stocks,  the value of the stocks held by the  Portfolio  can decrease as well as increase.  As a fund  investing  primarily in equity  securities of foreign  issuers,  the Portfolio may be subject to a level of risk and share price  fluctuation  higher  than most funds that invest  primarily  in  domestic  equities.  Foreign companies may be subject to greater economic risks than domestic  companies,  and foreign securities are subject to certain risks relating to political,  regulatory and market structures and events that domestic  securities are not subject to. To the extent the Portfolio  invests in securities  of issuers in  developing  counties,  the Portfolio may be subject to even greater levels of risk and share price fluctuation.

Other Investments:

         Securities of U.S.  issuers may be included in the  Portfolio  from time to time.  The Portfolio  also may invest in bonds,  notes and debt  securities of companies and  obligations of domestic or foreign  governments  and their agencies.  The Portfolio will limit its purchases of debt  securities to investment  grade  obligations.  The
Portfolio may enter into non-leveraged stock index futures contracts and may make short sales "against the box."

         Derivative  Securities.  The Portfolio may invest in derivative  securities.  Certain of these  derivative securities may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity securities (as in the case of depositary receipts),  currencies,  interest rates, securities indices  or other  financial  indicators  ("reference  indices").  The  Portfolio  may not  invest in a  derivative security  unless the  reference  index or the  instrument  to which it relates is an  eligible  investment  for the
Portfolio.  For  example,  a  security  whose  underlying  value  is  linked  to the  price of oil  would  not be a permissible  investment  because the Portfolio  may not invest in oil and gas leases or futures.  The Portfolio may make short sales "against the box."

         Forward Currency Exchange Contracts.  As a fund investing  primarily in foreign  securities,  the value of the Portfolio will be affected by changes in the exchange  rates between  foreign  currencies and the U.S.  dollar.
To protect against adverse  movements in exchange rates,  the Portfolio may, for hedging  purposes only, enter into forward  foreign  currency  exchange  contracts.  The Portfolio  may enter into a forward  contract to "lock-in" an exchange  rate for a specific  purchase or sale of a security.  Less  frequently,  the  Portfolio  may enter into a forward  contract  to seek to protect  its  holdings  in a  particular  currency  from a decline in that  currency.
Predicting the relative future values of currencies is very  difficult,  and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward contracts will be successful.

         Indirect  Foreign  Investments.  The  Portfolio  may  invest up to 10% of its  assets in  certain  foreign
countries  indirectly  through  investment  funds  and  registered   investment  companies  that  invest  in  those
countries.  If the Portfolio invests in investment  companies,  it will bear its  proportionate  share of the costs incurred by such companies, including any investment advisory fees.

         Additional  information  about the securities that the Portfolio may invest in and their risks is included below under "Certain Risk Factors and Investment Methods."

Temporary Investments.  Under exceptional market or economic conditions, the Portfolio may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities.  While the Portfolio is in a defensive position, the ability to achieve its investment objective of capital growth may be limited.

AST PBHG SMALL-CAP GROWTH PORTFOLIO:

Investment  Objective:  The  investment  objective  of the  Portfolio  (formerly,  the AST Janus  Small-Cap  Growth
Portfolio) is capital growth.

Principal Investment Policies and Risks:

         The Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in small  capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests its assets.

         The Portfolio  normally  pursues its objective by investing  primarily in the common stocks of small-sized
companies.   For  purposes  of  the  Portfolio,   small-sized  companies  are  generally  those  that  have  market capitalizations  similar to the market  capitalizations  of the  companies in the Russell 2000(R)Growth Index at the time of the Portfolio's  investment.  The Sub-advisor  expects to focus primarily on those  securities whose market capitalizations  or annual  revenues  are less than $1 billion at the time of purchase.  The size of the  companies in the Russell 2000(R)Growth Index and those on which the Sub-advisor  intends to focus the Portfolio's  investments will change with market conditions.

         The Sub-Advisor  believes that discipline and consistency are important to long-term  investment  success.
This belief is reflected in its investment  process.  For this Portfolio,  the  Sub-Advisor  uses a fundamental and quantitative  investment process that is extremely focused on business momentum,  as demonstrated by such things as earnings or revenue and sales  growth.  Using its own  fundamental  research and  bottom-up  approach to investing, the Sub-Advisor  also identifies  those companies which are currently out of favor in the market place but have the potential to achieve  significant  appreciation as the market place  recognizes their  fundamental  value and their growth  potential.  The  Sub-Advisor  begins its  investment  process by  creating a universe  for  companies  that possess the growth  characteristics  it seeks.  The universe is continually  updated.  The  Sub-Advisor  then ranks each company in its  universe  using  proprietary  software and research  models that  incorporate  attributes  for successful growth like positive earnings  surprises,  upward earnings estimate revisions and accelerating sales and earnings  growth.  The  Sub-Advisor  will also review its  universe  to identify  companies  which  possess  growth attributes  but whose growth  potential  and  fundamental  value have not been  recognized  by the market and whose stock may be considered  underpriced  using certain  financial  measurements  such as its earning power vs. current stock price, its dividend income potential,  its  price-to-earnings  ratio vs. similar  companies,  its competitive advantages  like  brand or market  niche,  its  management  team and its  current  and future  business  prospects.
Finally,  using its own fundamental research and a bottom-up approach to investing,  the Sub-Advisor evaluates each company's  business  momentum to  determine  whether the company can sustain its current  growth  trend,  or if the company is currently out of market favor,  whether it has the potential to achieve significant  appreciation as the marketplace recognizes its growth potential and fundamental value.

         The Sub-Advisor's  decision to sell a security depends on many factors.  Generally speaking,  however, the
Sub-Advisor  considers selling a security when anticipated future  appreciation is no longer probable,  alternative investments  offer  superior  appreciation  prospects,  the risk of a decline in its market price is too great or a deterioration in business momentum or fundamentals occurs or is expected by the Sub-advisor to occur.

         Because the Portfolio invests  primarily in common stocks,  the primary risk of investing in the Portfolio is that the value of the stocks it holds  might  decrease  and you could lose money.  The prices of the  securities in the Portfolios  will fluctuate.  These price movements may occur because of changes in the financial  markets as a whole,  a company's  individual  situation  or industry  changes.  These  risks are  greater for  companies  with smaller  market  capitalizations  because  they tend to have more  limited  product  lines,  markets and  financial resources and may be dependent on a smaller management group than larger, more established companies.

Other Investments:

         The Portfolio may invest to a lesser degree in types of  securities  other than common  stocks,  including preferred stocks, warrants, and convertible securities

In addition,  the Portfolio may invest in the following types of securities and engage in the following  investment techniques:

         Foreign  Securities.  The  Portfolio may invest up to 15% of its total assets in foreign  securities.  The
Portfolio may invest  directly in foreign  securities  denominated  in foreign  currencies,  or may invest  through depositary  receipts or passive  foreign  investment  companies.  Generally,  the same  criteria are used to select foreign securities as domestic  securities.  American  Depository Receipts and foreign issuers traded in the United
States are not considered to be Foreign Securities for purposes of this investment limitation.

         Futures,  Options and Other  Derivative  Instruments.  The Portfolio  may enter into futures  contracts on securities,  financial indices and foreign  currencies and options on such contracts,  and may invest in options on securities,  financial indices and foreign  currencies,  forward contracts and interest rate swaps and swap-related products  (collectively  "derivative  instruments").  The Portfolio  may use  derivative  instruments  to hedge the value of its portfolio  against  potential  adverse  movements in securities  prices,  currency  exchange  rates or interest rates.

         For more  information  on the types of  securities  other than common  stocks in which the  Portfolio  may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

Temporary Investments.  When the Sub-advisor believes that market conditions are not favorable for profitable investing or when the Sub-advisor is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase.  In other words, the Portfolio does not always stay fully invested in stocks and other equity securities.  The Portfolio's cash and similar investments may include high-grade commercial paper, certificates of deposit, repurchase agreements and money market funds managed by the Sub-advisor or others.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The  Portfolio  will seek its  objective  through  investments  primarily  in equity  securities  of small capitalization  companies that are believed to be undervalued in the  marketplace.  Typically,  in choosing stocks, the Sub-advisor  looks for companies using the  Sub-advisor's  value investment  philosophy.  The Sub-advisor seeks to identify:

(1)  Well-positioned businesses that have:
o        Attractive returns on capital;
o        Sustainable earnings and cash flow;
o        Strong company management focused on long-term returns to shareholders.

(2)  Attractive valuation opportunities where:
o        The intrinsic value of the business is not reflected in the stock price.

      The Portfolio has a non-fundamental  policy to invest, under normal circumstances,  at least 80% of the value of its  assets  in  small  capitalization  companies.  The 80%  investment  requirement  applies  at the  time  the
Portfolio invests its assets. The Portfolio  generally defines small  capitalization  companies as companies with a capitalization of $4 billion or less.  The Portfolio may invest up to 25% of its assets in foreign securities.

         The stocks in which the Portfolio  generally invests are those which, in the Sub-advisor's  judgment,  are selling  below  their  intrinsic  value and at prices  that do not  adequately  reflect  their  long-term  business potential.  Selected  smaller stocks may be undervalued  because they are often  overlooked by many  investors,  or because the public is overly  pessimistic about a company's  prospects.  Accordingly,  their prices can rise either as a result of improved business  fundamentals,  particularly when earnings grow faster than general  expectations, or as more  investors  come to recognize the  company's  underlying  potential.  The price of shares in relation to book value,  sales,  asset value,  earnings,  dividends and cash flow,  both  historical and  prospective,  are key determinants  in the security  selection  process.  These criteria are not rigid,  and other stocks may be included in the  Portfolio  if they are  expected to help it attain its  objective.  Dividend  and  investment  income is of incidental importance.

         Although  the  Portfolio  typically  will  hold a large  number  of  securities  and  follow a  relatively conservative  value-driven  investment strategy, the Portfolio does entail above-average  investment risk and share price  fluctuation  compared to the overall U.S.  stock  market.  The small  capitalization  companies in which the
Portfolio  primarily invests may offer significant  appreciation  potential.  However,  smaller companies may carry more risk than larger companies.  Generally,  small companies rely on limited product lines,  markets and financial resources,  and these and other factors may make them more susceptible to setbacks or economic  downturns.  Smaller companies  normally have fewer shares  outstanding and trade less frequently than large companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.

Other Investments:

         The Portfolio may engage in various  portfolio  strategies to reduce certain risks of its  investments and to enhance  income,  but not for  speculation.  The  Portfolio  may  purchase and write (sell) put and covered call options on equity  securities  or stock  indices that are traded on national  securities  exchanges.  The Portfolio may  purchase  and sell stock index  futures  for  certain  hedging and risk  management  purposes.  New  financial products and risk  management  techniques  continue to be developed and the Portfolio may use these new investments and techniques to the extent consistent with its investment objective and policies.

         The Portfolio  may invest up to 25% of its net assets (at the time of  investment)  in securities  (of the type  described  above) that are  primarily  traded in foreign  countries.  The  Portfolio  may enter into  forward foreign currency exchange  contracts in connection with its investments in foreign  securities.  The Portfolio also may  purchase  foreign  currency put options and write  foreign  currency  call  options on U.S.  exchanges or U.S.
over-the-counter  markets.  The Portfolio may write a call option on a foreign  currency only in conjunction with a purchase of a put option on that currency.

         The  Portfolio  also may invest in preferred  stocks and bonds that either have  attached  warrants or are convertible into common stocks.

         Additional  information  about these  investments  and  investment  techniques and their risks is included below under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  For temporary defensive purposes or pending other investments,  the Portfolio may invest in  high-quality,  short-term  debt  obligations of banks,  corporations or the U.S.  Government.  While the
Portfolio is in a defensive position,  its ability to achieve its investment  objective of long-term capital growth will be limited.

AST Gabelli SMALL-Cap Value PORTFOLIO:

Investment  Objective:  The  investment  objective  of the  Portfolio  is to provide  long-term  capital  growth by investing primarily in small-capitalization stocks that appear to be undervalued.

Principal Investment Policies and Risks:

         The Portfolio has a  non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in small  capitalization  companies.  The 80%  investment  requirement  applies at the time the
Portfolio invests its assets. The Portfolio  generally defines small  capitalization  companies as companies with a capitalization of $1.5 billion or less.

      Reflecting a value  approach to  investing,  the  Portfolio  will seek the stocks of companies  whose current stock prices do not appear to  adequately  reflect their  underlying  value as measured by assets,  earnings,  cash flow or  business  franchises.  The  Sub-advisor's  research  team seeks to  identify  companies  that appear to be undervalued  by  various  measures,  and may be  temporarily  out of favor,  but have good  prospects  for  capital appreciation.  In selecting investments, the Sub-advisor generally looks to the following:

         (1) Low  price/earnings,  price/book  value or  total  capitalization/cash  flow  ratios  relative  to the company's peers.

         (2) Low stock price relative to a company's underlying asset values.

         (3) A sound balance sheet and other positive financial characteristics.

The Sub-advisor  then determines  whether there is an emerging  catalyst that will focus investor  attention on the underlying  assets of the  company,  such as takeover  efforts,  a change in  management,  or a plan to improve the business through restructuring or other means.

         The  Portfolio may sell  securities  for a variety of reasons,  such as to secure  gains,  limit losses or re-deploy  assets into more promising  opportunities.  The Portfolio will not sell a stock just because the company has grown to a market  capitalization of more than $1.5 billion,  and it may on occasion purchase  companies with a market cap of more than $1.5 billion.

         As with all stock  funds,  the  Portfolio's  share price can fall  because of  weakness in the  securities market as a whole,  in  particular  industries  or in specific  holdings.  Investing  in small  companies  involves greater risk of loss than is customarily  associated  with more  established  companies.  Stocks of small companies may be subject to more abrupt or erratic price  movements than larger company  stocks.  Small  companies often have limited  product lines,  markets,  or financial  resources,  and their  management  may lack depth and  experience.
While a value  approach  to  investing  is  generally  considered  to  involve  less risk  than a growth  approach, investing in value stocks  carries the risks that the market will not recognize the stock's  intrinsic  value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Other Investments:

         Although the Portfolio will invest  primarily in U.S.  common stocks,  it may also purchase other types of securities, for example,  preferred stocks,  convertible securities,  warrants and bonds when considered consistent with the  Portfolio's  investment  objective and policies.  The Portfolio may purchase  preferred stock for capital appreciation  where the issuer has  omitted,  or is in danger of  omitting,  payment of the  dividend on the stock.
Debt securities would be purchased in companies that meet the investment criteria for the Portfolio.

         The  Portfolio  may  invest  up to 20% of its total  assets  in  foreign  securities,  including  American
Depositary  Receipts and  securities  of  companies in  developing  countries,  and may enter into forward  foreign currency  exchange  contracts.  (The  Portfolio  may invest in foreign cash items as  described  below in excess of this 20% limit.) The Portfolio may enter into stock index or currency  futures  contracts (or options  thereon) for hedging  purposes or to provide an efficient  means of regulating the  Portfolio's  exposure to the equity markets.
The  Portfolio  may also write  (sell)  call and put  options  and  purchase  put and call  options on  securities, financial indices,  and currencies.  The Portfolio may invest up to 10% of its total assets in hybrid  instruments, which combine the  characteristics  of futures,  options and  securities.  For additional  information  about these investments and their risks, see this Prospectus under "Certain Risk Factors and Investment Methods."

Temporary Investments.  The Portfolio may establish and maintain cash reserves without limitation for temporary defensive purposes.  The Portfolio's reserves may be invested in high-quality domestic and foreign money market instruments, including repurchase agreements and money market mutual funds managed by the Sub-advisor.  Cash reserves also provide flexibility in meeting redemptions and paying expenses.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of long-term capital growth may be limited.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO:

Investment  Objective:  The  investment  objective  of the  Portfolio  (formerly,  the  AST  Janus  Mid-Cap  Growth
Portfolio) is to seek long-term growth of capital.

Principal Investment Policies and Risks:

         The Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in medium  capitalization  companies.  The 80% investment  requirement  applies at the time the Portfolio invests its assets.

         The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  selected for their growth potential.  Equity securities include common stocks,  preferred stocks,  warrants and securities convertible into or exchangeable  for common or preferred  stocks.  For purposes of the Portfolio,  medium-sized  companies are those whose market  capitalizations  (measured at the time of investment) fall within the range of companies in the
Standard  & Poor's  MidCap  400  Index.  The  Sub-advisor  generally  takes a  "bottom  up"  approach  to  choosing investments  for the  Portfolio.  In other words,  the  Sub-advisor  seeks to identify  individual  companies  with earnings  growth  potential  that may not be  recognized  by the  market  at  large.  The  Sub-advisor  makes  this assessment by looking at companies one at a time,  regardless of size, country of organization,  place of principal business activity, or other similar selection criteria.

         Because the Portfolio may invest  substantially all of its assets in equity  securities,  the main risk of investing in the  Portfolio is that the value of the equity  securities it holds might  decrease.  Stock values may fluctuate  in response to the  activities  of an  individual  company or in response to general  market or economic conditions.  As a fund  that  invests  primarily  in  mid-cap  companies,  the  Portfolio's  risk and  share  price fluctuation  can be expected to be more than that of many funds  investing  primarily in large-cap  companies,  but less than that of many funds  investing  primarily in  small-cap  companies.  In general,  the smaller the company, the more likely it is to suffer  significant  losses as well as to realize  substantial  growth.  Smaller companies may lack depth of management,  they may be unable to generate funds necessary for growth or potential  development, or they may be  developing  or  marketing  products  or  services  for which  there are not yet,  and may never be, established  markets.  In addition,  such companies may be subject to intense  competition  from larger  companies, and may have more limited trading markets than the markets for securities of larger issuers.

         The Portfolio is  non-diversified.  In other words,  it may hold larger  positions in a smaller  number of securities  than a diversified  fund.  As a result,  a single  security's  increase or decrease in value may have a greater impact on the Portfolio's  share price and total return.  Because of this, the Portfolio's  share price can be expected to fluctuate more than a comparable diversified fund.

         The Portfolio  generally  intends to purchase  securities for long-term  investment rather than short-term gains.  However,  short-term  transactions may occur as the result of liquidity needs,  securities having reached a desired price or yield,  anticipated  changes in interest rates or the credit  standing of an issuer,  or by reason of economic or other  developments  not foreseen at the time the  investment  was made.  To a limited  extent,  the
Portfolio may purchase  securities in anticipation  of relatively  short-term  price gains.  The Portfolio may also sell one security and  simultaneously  purchase the same or a comparable  security to take  advantage of short-term differentials in bond yields or securities prices.

         Special  Situations.  The  Portfolio  may invest in "special  situations".  A "special  situation"  arises when, in the opinion of the Sub-advisor,  the securities of a particular  company will be recognized and appreciate in value due to a specific development,  such as a technological breakthrough,  management change or new product at that  company.  Investment  in  "special  situations"  carries  an  additional  risk of loss in the event  that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         Although  the  Sub-advisor  expects to invest  primarily in domestic and foreign  equity  securities,  the
Portfolio  may also  invest  to a  lesser  degree  in other  types of  securities,  such as debt  securities.  Debt securities may include bonds rated below investment  grade ("junk" bonds),  mortgage  and-asset  backed  securities and zero coupon, pay-in-kind and step coupon securities.

         The  Portfolio  may make short sales  "against  the box." In  addition,  the  Portfolio  may invest in the following types of securities and engage in the following investment techniques:

         Index/structured  Securities. The Portfolio may invest in indexed/structured  securities,  which typically are short- to  intermediate-term  debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities,  indices,  commodity prices or other financial  indicators.  Such securities may be positively or negatively  indexed (i.e.,  their value increase or decrease if the reference  index or instrument appreciates).

         Foreign  Securities.  The  Portfolio  may  invest  up to 25% of  its  net  assets  in  foreign  securities denominated  in  foreign  currencies  and not  publicly  traded in the  United  States.  The  Portfolio  may invest directly in foreign  securities  denominated in a foreign currency,  or may invest through  depositary  receipts or passive  foreign  investment  companies.  Generally,  the same  criteria are used to select  foreign  securities as domestic  securities.  Foreign  securities are generally  selected on a stock-by-stock  basis without regard to any defined  allocation  among  countries or geographic  regions.  However,  certain factors such as expected levels of inflation,  government  policies  influencing  business  conditions,  the outlook for currency  relationships,  and prospects for economic growth among  countries,  regions or geographic  areas may warrant greater  consideration in selecting foreign securities.

         For more  information  on foreign  securities  and their risks,  see this  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Futures,  Options and Other  Derivative  Instruments.  The Portfolio  may enter into futures  contracts on securities,  financial  indices and foreign  currencies  and options on such contracts and may invest in options on securities,  financial indices and foreign  currencies,  forward contracts and interest rate swaps and swap-related products  (collectively  "derivative  instruments").  The  Portfolio  may use  derivative  instruments  to hedge or protect its portfolio from adverse  movements in securities  prices,  currency  exchange rates, and interest rates.
To a limited extent,  the Portfolio may also use derivative  instruments  for non-hedging  purposes such as seeking to enhance return.

         For more  information  on the types of securities in which the Portfolio may invest,  see this  Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When  the  Sub-advisor  believes  that  market  conditions  are  unfavorable  for profitable investing,  or when the Sub-advisor is otherwise unable to locate attractive  investment  opportunities, the  Portfolio's  cash or similar  investments  may increase.  In other words,  the Portfolio  does not always stay fully  invested  in stocks.  Even when the  Portfolio  is  essentially  fully  invested,  some  residual  amount of
Portfolio  assets will remain in cash and similar  investments.  These  investments may include  commercial  paper, certificates of deposit,  repurchase  agreements,  short-term debt  obligations,  and money market funds (including funds managed by the Sub-advisor).  When the Portfolio's  investments in cash or similar investments increase,  the opportunity to achieve its investment objective of long-term growth of capital may be limited.

ASt Neuberger Berman Mid-Cap Growth portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

         The Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in common stocks  mid-capitalization  companies.  The 80% investment requirement applies at the time the Portfolio invests its assets.

         Generally,  companies with equity market  capitalizations that fall within the range of the S&P Midcap 400
Index at the time of investment  are  considered  mid-cap  companies for purposes of the  Portfolio.  The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

         The  Sub-advisor  employs  a  disciplined   investment  strategy  when  selecting  growth  stocks.   Using
fundamental  research and  quantitative  analysis,  the  Sub-advisor  looks for  fast-growing  companies with above average sales and competitive  returns on equity  relative to their peers.  In doing so, the  Sub-advisor  analyzes such factors as:  financial  condition (such as debt to equity ratio);  market share and competitive  leadership of the company's  products;  earnings growth relative to competitors;  and market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

         The Sub-advisor follows a disciplined  selling strategy,  and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

         As a fund that invests  primarily in mid-cap  companies,  the Portfolio's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap  companies,  but less than that of many funds investing  primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform  other types of stocks  when the market or the economy is not robust,  or fall in price or be difficult to sell during market  downturns.  In addition,  the  Portfolio's  growth  investment program will  generally  involve  greater  risk and price  fluctuation  than funds that invest in more  undervalued securities.  Because the prices of growth  stocks tend to be based  largely on future  expectations,  these  stocks historically have been more sensitive than value stocks to bad economic news and negative earnings surprises.

Other Investments:

         Although equity securities are normally the Portfolio's  primary  investments,  it may invest in preferred stocks and convertible  securities,  as well as the types of securities  described  below.  Additional  information about these  investments  and the special  risk  factors  that apply to them is included in this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Fixed  Income  Securities.  The  Portfolio  may also  invest  in  investment  grade  fixed  income or debt securities.  If the quality of any fixed income  securities held by the Portfolio  deteriorates so that they are no longer  investment  grade,  the Portfolio  will sell such  securities in an orderly  manner so that its holdings of such securities do not exceed 5% of its net assets.

         Foreign  Securities.  The  Portfolio  may invest up to 10% of the value of its total  assets,  measured at the time of investment,  in equity and debt  securities  that are  denominated in foreign  currencies.  There is no limitation on the  percentage  of the  Portfolio's  assets that may be invested in securities of foreign  companies that are denominated in U.S.  dollars.  In addition,  the Portfolio may enter into foreign  currency  transactions, including  forward  foreign  currency  contracts and options on foreign  currencies,  to manage  currency risks, to facilitate  transactions in foreign  securities,  and to repatriate dividend or interest income received in foreign currencies.

         Covered Call  Options.  The  Portfolio  may try to reduce the risk of  securities  price or exchange  rate changes  (hedge) or generate  income by writing  (selling)  covered call  options  against  securities  held in its portfolio, and may purchase call options in related closing transactions.

         Real Estate  Investment  Trusts (REITs).  The Portfolio may invest in REITs.  REITs are pooled  investment vehicles  which  invest  primarily  in real  estate  or real  estate  loans.  Additional  information  about  these investments  and the special  risk factors  that apply to them is included in this  Prospectus  and the Trust's SAI under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When  the  Portfolio  anticipates  unusual  market  or other  conditions,  it may temporarily  depart from its  objective  of capital  growth and invest  substantially  in  high-quality  short-term investments.  This could help the Portfolio avoid losses but may mean lost opportunities.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Principal Investment Policies and Risks:

      The Portfolio will have a non-fundamental  policy to invest, under normal circumstances,  at least 80% of the value of its assets in medium  capitalization  companies.  The 80% investment  requirement  applies at the time the
Portfolio invests its assets.

         Generally,  companies  with  equity  market  capitalizations  that fall  within  the range of the  Russell
Midcap(R)Index at the time of investment are  considered  mid-cap  companies for purposes of the Portfolio.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of  large-cap  companies  as well  as in  small-cap companies.  The Portfolio seeks to reduce risk by diversifying among many companies and industries.

          Under the  Portfolio's  value-oriented  investment  approach,  the  Sub-advisor  looks  for  well-managed companies  whose stock  prices are  undervalued  and that may rise in price before other  investors  realize  their worth.  The  Sub-advisor  may identify  value stocks in several ways,  including  based on earnings,  book value or other  financial  measures.  Factors  that the  Sub-advisor  may use to identify  these  companies  include  strong fundamentals,  including a low price-to-earnings  ratio, consistent cash flow, and a sound track record through all phases of the market cycle.

         The Sub-advisor may also look for other  characteristics in a company,  such as a strong position relative to competitors,  a high level of stock ownership  among  management,  or a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

         The  Sub-advisor  generally  considers  selling a stock when it reaches a target  price,  when it fails to perform as expected, or when other opportunities appear more attractive.

         As a fund that invests  primarily in mid-cap  companies,  the Portfolio's risk and share price fluctuation can be expected to be more than that of many funds investing primarily in large-cap  companies,  but less than that of many funds investing  primarily in small-cap  companies.  Mid-cap stocks may fluctuate more widely in price than the market as a whole,  may  underperform  other types of stocks  when the market or the economy is not robust,  or fall in price or be difficult to sell during market  downturns.  While value  investing  historically  has involved less risk than  investing in growth  companies,  the stocks  purchased  by the  Portfolio  will remain  undervalued during a short or extended  period of time.  This may happen  because  value  stocks as a category  lose favor with investors  compared to growth stocks,  or because the Sub-advisor  failed to anticipate  which stocks or industries would benefit from changing market or economic conditions.

Other Investments:

         Although equity  securities are normally the Portfolio's  primary  investment,  it may invest in preferred stocks and convertible  securities,  as well as the types of securities  described  below.  Additional  information about these  investments  and the special  risk  factors  that apply to them is included in this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Fixed  Income  Securities.  The  Portfolio  may  also  invest  in fixed  income  or debt  securities.  The
Portfolio may invest up to 15% of its total assets,  measured at the time of investment,  in debt  securities  that are rated  below  investment  grade or  comparable  unrated  securities.  There is no  minimum  rating on the fixed income securities in which the Portfolio may invest.

         Foreign  Securities.  The  Portfolio  may invest up to 10% of the value of its total  assets,  measured at the time of investment,  in equity and debt  securities  that are  denominated in foreign  currencies.  There is no limitation on the  percentage  of the  Portfolio's  assets that may be invested in securities of foreign  companies that are denominated in U.S.  dollars.  In addition,  the Portfolio may enter into foreign  currency  transactions, including  forward  foreign  currency  contracts and options on foreign  currencies,  to manage  currency risks, to facilitate  transactions in foreign  securities,  and to repatriate dividend or interest income received in foreign currencies.

         Covered Call Options.  The Portfolio  may try to reduce the risk of  securities  price changes  (hedge) or generate  income by writing  (selling)  covered call options  against  securities  held in its  portfolio,  and may purchase  call options in related  closing  transactions.  The value of  securities  against  which options will be written will not exceed 10% of the Portfolio's net assets.

         Real Estate  Investment  Trusts (REITs).  The Portfolio may invest in REITs.  REITs are pooled  investment vehicles  which  invest  primarily  in real  estate  or real  estate  loans.  Additional  information  about  these investments  and the special  risk factors  that apply to them is included in this  Prospectus  and the Trust's SAI under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  When  the  Portfolio  anticipates  unusual  market  or other  conditions,  it may temporarily  depart from its  objective  of capital  growth and invest  substantially  in  high-quality  short-term investments.  This could help the Portfolio avoid losses but may mean lost opportunities.

AST ALGER ALL-CAP GROWTH portfolio:

Investment Objective: The investment objective of the Portfolio is to seek long-term capital growth.

Principal Investment Policies and Risks:

         The  Portfolio  invests  primarily  in equity  securities,  such as common or preferred  stocks,  that are listed on U.S.  exchanges or in the  over-the-counter  market. The Portfolio may invest in the equity securities of companies  of all  sizes,  and may  emphasize  either  larger or  smaller  companies  at a given  time based on the
Sub-advisor's assessment of particular companies and market conditions.

         The Portfolio  invests  primarily in growth stocks.  The Sub-advisor  believes that these stocks are those of two types of companies:

         High Unit Volume Growth  Companies.  These are vital,  creative  companies that offer goods or services to a rapidly  expanding  marketplace.  They include both  established  and  emerging  firms,  offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

         Positive Life Cycle Change  Companies.  These are companies  experiencing  a major change that is expected to produce  advantageous  results.  These  changes may be as varied as new  management,  products or  technologies, restructurings or reorganizations, or mergers and acquisitions.

         As with any fund  investing  primarily  in  equity  securities,  the value of the  securities  held by the
Portfolio may decline.  These declines can be  substantial.  In addition,  the growth stocks in which the Portfolio primarily  invests tend to fluctuate in price more than other types of stocks.  Prices of growth  stocks tend to be higher in relation to their  companies'  earnings,  and may be more  sensitive  to market,  political  and economic developments  than other stocks.  The  Portfolio's  level of risk will vary based upon the size of the companies it invests in at a given time. To the extent that the Portfolio  emphasizes  small-cap  stocks,  it will be subject to a level of risk higher than a fund investing primarily in more conservative "large-cap" stocks.

Other Investments:

         In  addition  to  investing  in common and  preferred  stocks,  the  Portfolio  may  invest in  securities convertible into or exchangeable for equity  securities,  including  warrants and rights.  The Portfolio may invest up to 20% of its  total  assets  in  foreign  securities.  (American  Depositary  Receipts  or  other  U.S.  dollar denominated securities of foreign issuers are not subject to the 20% limitation.)

         The  Portfolio  may  purchase  put and call  options  and write  (sell) put and  covered  call  options on securities and securities  indices to increase gain or to hedge against the risk of  unfavorable  price  movements.
However,  the Sub-advisor  does not currently  intend to rely on these option  strategies  extensively,  if at all.
The  Portfolio may purchase and sell stock index  futures  contracts and options on stock index futures  contracts.
The Portfolio may sell securities "short against the box."

         An additional  discussion  of these types of  investments  and their risks is included in this  Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The  Portfolio  may  invest up to 100% of its assets in cash,  commercial  paper, high-grade  bonds or cash  equivalents for temporary  defensive  reasons if the  Sub-advisor  believes that adverse market or other  conditions  warrant.  This is to attempt to protect the  Portfolio  from a temporary  unacceptable risk of loss. However,  while the Portfolio is in a defensive  position,  the opportunity to achieve its investment objective of long-term capital growth will be limited.

AST MFS GROWTH PORTFOLIO:

Investment  Objective:  The  investment  objective of the Portfolio is to provide  long-term  growth of capital and future, rather than current, income.

Principal Investment Policies and Risks:

         The Portfolio invests,  under normal market conditions,  at least 80% of its total assets in common stocks and related securities,  such as preferred stocks,  convertible  securities and depositary  receipts,  of companies that the Sub-advisor believes offer better than average prospects for long-term growth.

         The  Sub-advisor  uses a  "bottom  up," as  opposed  to "top  down,"  investment  style  in  managing  the
Portfolio.  This means that securities are selected based upon fundamental  analysis of individual  companies (such as analysis  of the  companies'  earnings,  cash flows,  competitive  position  and  management  abilities)  by the
Sub-advisor.

         In managing the Portfolio,  the  Sub-advisor  seeks to purchase  securities of companies that it considers well-run and poised for growth.  The Sub-advisor looks particularly for companies with the following qualities:

o        a strong franchise, strong cash flows and a recurring revenue stream
o        a strong industry  position,  where there is potential for high profit margins or substantial  barriers to new entry into the industry
o        a strong management with a clearly defined strategy
o        new products or services.

         The Portfolio may invest up to 35% of its net assets in foreign securities.

         As with any fund investing  primarily in common stocks,  the value of the securities held by the Portfolio may decline in value,  either  because of  changing  economic,  political  or market  conditions  or because of the economic  condition of the company that issued the security.  These declines may be substantial.  In addition,  the prices of the growth  company  stocks in which the Portfolio  invests may fluctuate to a greater  extent than other equity  securities due to changing market conditions or disappointing  earnings  results.  The Portfolio may invest in foreign  companies,  including  companies located in developing  countries,  and it therefore will be subject to risks relating to political,  social and economic  conditions  abroad,  risks  resulting from differing  regulatory standards in non-U.S. markets, and fluctuations in currency exchange rates.

Other Investments:

         Although the Portfolio will invest  primarily in common stocks and related  securities,  the Portfolio may also invest in variable and floating rate debt  securities.  The Portfolio may purchase and sell futures  contracts and related  options on securities  indices,  foreign  currencies  and interest  rates for hedging and  non-hedging purposes.  The Portfolio may also enter into forward  contracts for the purchase or sale of foreign  currencies for hedging and  non-hedging  purposes.  The  Portfolio  may  purchase and write (sell)  options on  securities,  stock indices and foreign currencies.

         For more  information  on some of the types of securities  other than common stocks in which the Portfolio may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  The Portfolio may depart from its principal  investment  strategy by  temporarily investing for defensive  purposes when adverse market,  economic or political  conditions exist. When investing for defensive purposes,  the Portfolio may hold cash or invest in cash equivalents,  such as short-term U.S. government securities,  commercial  paper  and  bank  instruments.  While  the  Portfolio  is  in a  defensive  position,  the opportunity to achieve its investment objective will be limited.

ASt Marsico Capital Growth portfolio:

Investment  Objective:  The  investment  objective of the  Portfolio is to seek  capital  growth.  Income is not an investment objective and any income realized on the Portfolio's investments,  therefore,  will be incidental to the
Portfolio's objective.

Principal Investment Policies and Risks:

         The  Portfolio  will pursue its  objective  by  investing  primarily  in common  stocks.  The  Sub-advisor expects  that the  majority  of the  Portfolio's  assets  will be  invested  in the common  stocks of larger,  more established companies.

         In selecting  investments  for the Portfolio,  the  Sub-advisor  uses an approach that combines "top down"
economic  analysis  with  "bottom  up" stock  selection.  The "top down"  approach  takes into  consideration  such macro-economic  factors as interest  rates,  inflation,  the  regulatory  environment,  and the global  competitive landscape.  In  addition,  the  Sub-advisor  examines  such  factors  as  the  most  attractive  global  investment opportunities,  industry  consolidation,  and the sustainability of economic trends. As a result of this "top down"
analysis,  the  Sub-advisor  identifies  sectors,  industries and companies that should benefit from the trends the
Sub-advisor has observed.

         The  Sub-advisor  then looks for  individual  companies  with earnings  growth  potential  that may not be recognized by the market at large.  In determining  whether a particular  company is appropriate  for investment by the  Portfolio,  the  Sub-advisor  focuses on a number of different  attributes,  including the company's  specific market  expertise or dominance,  its franchise  durability and pricing power,  solid  fundamentals  (e.g., a strong balance sheet,  improving returns on equity, and the ability to generate free cash flow),  strong  management,  and reasonable valuations in the context of projected growth rates.  This is called "bottom up" stock selection.

         The primary risk associated  with investment in the Portfolio will be the risk that the equity  securities held by the Portfolio  will decline in value.  The risk of the Portfolio is expected to be  commensurate  with that of other funds using a growth strategy to invest in the stocks of large and medium-sized companies.

         Although it is the general  policy of the Portfolio to purchase and hold  securities  for capital  growth, changes in the Portfolio  will be made as the  Sub-advisor  deems  advisable.  For example,  portfolio  changes may result from liquidity needs,  securities  having reached a desired price, or by reason of developments not foreseen at the time of the investment was made.

         Special  Situations.  The  Portfolio  may invest in  "special  situations"  from time to time.  A "special situation"  arises  when,  in the opinion of the  Sub-advisor,  the  securities  of a  particular  company  will be recognized and increase in value due to a specific development,  such as a technological  breakthrough,  management change or new product at that company.  Investment in "special  situations"  carries an additional  risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Other Investments:

         The Portfolio may also invest to a lesser degree in preferred stocks,  convertible  securities,  warrants, and debt  securities  when the Portfolio  perceives an  opportunity  for capital growth from such  securities.  The
Portfolio  may invest up to 10% of its total  assets in debt  securities,  which may  include  corporate  bonds and debentures and government securities.

         The  Portfolio  may also  purchase  securities  of  foreign  issuers,  including  foreign  equity and debt securities and depositary  receipts.  Foreign securities are selected  primarily on a stock-by-stock  basis without regard to any defined  allocation  among countries or geographic  regions.  The Portfolio may also use a variety of currency hedging  techniques,  including forward currency  contracts,  to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         Index/structured  Securities.  The Portfolio  may invest  without  limit in  index/structured  securities, which are debt  securities  whose  value at  maturity or interest  rate is linked to  currencies,  interest  rates, equity securities,  indices,  commodity prices or other financial indicators.  Such securities may be positively or
negatively   indexed  (i.e.,   their  value  may  increase  or  decrease  if  the  reference  index  or  instrument appreciates).  Index/structured  securities may have return  characteristics  similar to direct  investments in the underlying instruments,  but may be more volatile than the underlying  instruments.  The Portfolio bears the market risk  of an  investment  in the  underlying  instruments,  as  well  as  the  credit  risk  of  the  issuer  of the index/structured security.

         Futures,  Options and Other  Derivative  Instruments.  The Portfolio may purchase and write (sell) options on  securities,  financial  indices,  and foreign  currencies,  and may invest in futures  contracts on securities, financial  indices,  and  foreign  currencies,  options  on  futures  contracts,  forward  contracts  and swaps and swap-related  products.  These  instruments  will be used  primarily  to hedge the  Portfolio's  positions  against potential  adverse  movements in  securities  prices,  foreign  currency  markets or interest  rates.  To a limited extent,  the  Portfolio may also use  derivative  instruments  for  non-hedging  purposes  such as  increasing  the
Portfolio's income or otherwise enhancing return.

         For an additional  discussion of many of these types of securities  and their risks,  see this  Prospectus under "Certain Risk Factors and Investment Methods."

         Temporary  Investments.  Although the Sub-advisor  expects to invest primarily in equity  securities,  the
Sub-advisor  may increase the Portfolio's  cash position  without  limitation  when the  Sub-advisor  believes that
appropriate   investment   opportunities  for  capital  growth  with  desirable  risk/reward   characteristics  are
unavailable.  Cash and similar  investments  (whether  made for  defensive  purposes or to receive a return on idle cash) will include  high-grade  commercial  paper,  certificates  of deposit and repurchase  agreements.  While the
Portfolio is in a defensive  position,  the opportunity to achieve its investment  objective of capital growth will be limited.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO:

Investment  Objective:  The investment  objective of the Portfolio  (formerly,  the AST JanCap Growth Portfolio) is to seek growth of capital in a manner  consistent with the  preservation  of capital.  Realization of income is not a significant investment consideration and any income realized on the Portfolio's investments,  therefore,  will be incidental to the Portfolio's objective.

Principal Investment Policies and Risks:

         The Portfolio will pursue its objective by investing  primarily in equity  securities.  Equity  securities include common stocks,  preferred securities,  warrants and securities  convertible into or exchangeable for common or preferred  stocks.  Investments  will be in companies  that the  Sub-advisor  believes have potential to achieve capital  appreciation  over the long-term.  The Portfolio  seeks to achieve its investment  objective by investing, under normal  circumstances,  in  approximately  30-45  companies  that are  considered  by the  Sub-advisor  to be positioned for long-term growth.

         Because the  Portfolio  invests a  substantial  portion (or all) of its assets in equity  securities,  the
Portfolio is subject to the risks  associated with  investments in equity  securities,  and the  Portfolio's  share price  therefore may  fluctuate  substantially.  This is true despite the  Portfolio's  focus on the  securities of larger  more-established  companies.  The Portfolio's  share price will be affected by changes in the stock markets generally,  and factors  specific to a company or an industry will affect the prices of  particular  stocks held by the Portfolio  (for example,  poor  earnings,  loss of major  customers,  major  litigation  against an issuer,  or changes in government  regulations  affecting an  industry).  Because of the types of securities it invests in, the
Portfolio is designed for those who are investing for the long term.

         The Portfolio  generally  intends to purchase  securities for long-term  investment rather than short-term gains.  However,  short-term  transactions may occur as the result of liquidity needs,  securities having reached a desired price or yield,  anticipated  changes in interest rates or the credit  standing of an issuer,  or by reason of economic or other developments not foreseen at the time the investment was made.

         Special  Situations.  The  Portfolio  may invest in  "special  situations"  from time to time.  A "special situation"  arises  when,  in the opinion of the  Sub-advisor,  the  securities  of a  particular  company  will be recognized  and  appreciate  in  value  due  to a  specific  development,  such  as a  technological  breakthrough, management  change or new product at that company.  Investment in "special  situations"  carries an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

         Non-Diversified  Status. The Portfolio is classified as a  "non-diversified"  investment company under the
1940 Act,  which means the  Portfolio  is not limited by the 1940 Act in the  proportion  of its assets that may be invested in the  securities of a single  issuer.  However,  the Portfolio  intends to meet certain  diversification standards  under the  Internal  Revenue Code that must be met to relieve the  Portfolio  of  liability  for Federal income tax if its earnings are  distributed  to  shareholders.  As a  non-diversified  fund, a price decline in any one of the  Portfolio's  holdings may have a greater  effect on the  Portfolio's  value than on the value of a fund that is more broadly diversified.

Other Investments:

         Although the Sub-advisor  expects to invest primarily in equity securities,  the Portfolio may also invest to a lesser degree in debt  securities  when the Portfolio  perceives an  opportunity  for capital growth from such securities.  The  Portfolio is subject to the  following  percentage  limitations  on investing in certain types of debt securities:

         -- 35% of its assets in bonds rated below investment grade ("junk" bonds).
         -- 25% of its assets in mortgage- and asset-backed securities.
         -- 10% of its assets in zero coupon,  pay-in-kind and step coupon  securities  (securities that do not, or may not under certain circumstances, make regular interest payments).

The  Portfolio  may make short sales  "against the box." In addition,  the  Portfolio  may invest in the  following types of securities and engage in the following investment techniques:

         Foreign  Securities.  The Portfolio may also purchase  securities of foreign  issuers,  including  foreign
equity  and  debt  securities  and  depositary   receipts.   Foreign   securities  are  selected   primarily  on  a
stock-by-stock  basis without  regard to any defined  allocation  among  countries or geographic  regions.  No more than 25% of the  Portfolio's  assets may be invested in foreign  securities  denominated in foreign  currencies and not publicly traded in the United States.

         Futures,  Options and Other  Derivative  Instruments.  The Portfolio  may enter into futures  contracts on securities,  financial  indices and foreign  currencies  and options on such contracts and may invest in options on securities,  financial indices and foreign  currencies,  forward contracts and interest rate swaps and swap-related products  (collectively  "derivative  instruments").  The  Portfolio  intends  to use most  derivative  instruments primarily to hedge the value of its portfolio against potential  adverse  movements in securities  prices,  foreign currency  markets or interest  rates. To a limited  extent,  the Portfolio may also use derivative  instruments for non-hedging  purposes  such as  seeking to  increase  income.  The  Portfolio  may also use a variety  of  currency hedging  techniques,  including  forward foreign  currency  exchange  contracts,  to manage exchange rate risk with respect to investments exposed to foreign currency fluctuations.

         For more  information  on the types of  securities  other than common  stocks in which the  Portfolio  may invest, see this Prospectus under "Certain Risk Factors and Investment Methods."

Temporary Investments.  The Sub-advisor may increase the Portfolio's cash position without limitation when the Sub-advisor is of the opinion that appropriate investment opportunities for capital growth with desirable risk/reward characteristics are unavailable.  Cash and similar investments (whether made for defensive purposes or to receive a return on idle cash) will include high-grade commercial paper, certificates of deposit, repurchase agreements and money market funds managed by the Sub-advisor.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of capital growth will be limited.

AST COHEN & STEERS REALTY PORTFOLIO:

Investment  Objective:  The investment  objective of the Portfolio is to maximize  total return through  investment in real estate securities.

Principal Investment Policies and Risks:

     The Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its assets in securities of real estate related issuers.  The Portfolio  pursues its investment  objective of maximizing total return by seeking, with approximately equal emphasis, capital growth and current income.

     Generally, the equity securities of real estate related issuers will consist of:

o        common stocks (including shares in real estate investment trusts),
o        rights or warrants to purchase common stocks,
o        securities  convertible into common stocks where the conversion feature  represents,  in the Sub-advisor's view, a significant element of the securities' value, and
o        preferred stocks.

     Real estate  related  issuers  include  companies  that derive at least 50% of  revenues  from the  ownership, construction,  financing,  management  or sale of real  estate or that have at least 50% of assets in real  estate.
The Portfolio may invest up to 10% of its total assets in securities of foreign real estate companies.

         Real estate companies may include real estate  investment  trusts  ("REITs").  REITs pool investors' funds for  investment  primarily in income  producing  real estate or real estate  related loans or interests.  REITs can generally  be  classified  as Equity  REITs,  Mortgage  REITs and Hybrid  REITs.  Equity  REITs,  which  invest the majority of their assets  directly in real property,  derive their income  primarily  from rents.  Equity REITs can also realize  capital gains or losses by selling  properties.  Mortgage  REITs,  which invest the majority of their assets in real estate  mortgages,  derive their income primarily from interest  payments.  Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

         As a fund that invests primarily in equity  securities,  the Portfolio will be subject to many of the same risks as other equity funds.  The Portfolio  also will be subject to certain  risks  related  specifically  to real estate  securities,  and may be subject to greater risk and share price fluctuation than other equity funds because of the concentration of its investments in a single industry.

         While the Portfolio will not invest in real estate  directly,  securities of real estate  companies may be subject to risks  similar to those  associated  with the direct  ownership  of real  estate.  These  include  risks related to general and local  economic  conditions,  dependence on management  skill,  heavy cash flow  dependency, possible lack of available mortgage funds,  overbuilding,  extended vacancies of properties,  increases in property taxes and operating  expenses,  changes in zoning laws, losses due to costs resulting from environmental  problems, casualty  or  condemnation  losses,  limitations  on rents,  and  changes  in  neighborhood  values,  the appeal of properties to tenants and interest rates.

         In general,  Equity REITs may be affected by changes in the value of the underlying  property owned by the trusts,  while Mortgage REITs may be affected by the quality of any credit  extended.  In the event of a default by a borrower or lessee,  a REIT may experience  delays and may incur  substantial  costs in enforcing its rights as a mortgagee or lessor.

         Non-Diversified  Status. The Portfolio is classified as a  "non-diversified"  investment company under the
1940 Act,  which means the  Portfolio  is not limited by the 1940 Act in the  proportion  of its assets that may be invested in the  securities of a single  issuer.  However,  the Portfolio  intends to meet certain  diversification standards  under the  Internal  Revenue Code that must be met to relieve the  Portfolio  of  liability  for Federal income tax if its earnings are  distributed  to  shareholders.  As a  non-diversified  fund, a price decline in any one of the  Portfolio's  holdings may have a greater  effect on the  Portfolio's  value than on the value of a fund that is more broadly diversified.

Other Investments:

         The  Portfolio  may write  (sell) put and  covered  call  options  and  purchase  put and call  options on securities or stock indices that are listed on a national  securities or  commodities  exchange.  The Portfolio may buy and sell  financial  futures  contracts,  stock and bond index  futures  contracts,  foreign  currency  futures contracts  and  options  on the  foregoing.  The  Portfolio  may  enter  into  forward  foreign  currency  exchange contracts in  connection  with its  investments  in foreign  securities.  The  Portfolio  may also enter into short sales,  which are  transactions  in which the Portfolio sells a security it does not own at the time of the sale in anticipation  that the market price of the security will decline.  The Sub-advisor  expects that the Portfolio will use these techniques on a relatively infrequent basis.

         Additional  information  about these  techniques  and their risks is included  below under  "Certain  Risk
Factors and Investment Methods."

Temporary Investments.  When the Sub-advisor believes that market or general economic conditions justify a temporary defensive position, the Portfolio will invest all or a portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective of maximum total return will be limited. The Portfolio may also invest funds awaiting investment or funds held to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO:

Investment  Objective:  The primary  investment  objective  of the  Portfolio is to seek  capital  growth.  Current income is a secondary investment objective.

Principal Investment Policies and Risks:

         The Portfolio's  investment  strategy utilizes  quantitative  management  techniques in a two-step process that draws heavily on computer  technology.  In the first step, the Sub-advisor  ranks stocks,  primarily the 1,500 largest  publicly  traded  U.S.  companies  (measured  by market  capitalization),  from most  attractive  to least attractive.  These  rankings are  determined by using a computer  model that  combines  measures of a stock's value and measures of its growth  potential.  To measure value,  the Sub-advisor uses ratios of stock price to book value and stock price to cash flow, among others.  To measure growth,  the Sub-advisor  uses,  among others,  the rate of growth in a company's earnings and changes in its earnings estimates.

         In the second  step,  the  Sub-advisor  uses a  technique  called  portfolio  optimization.  In  portfolio optimization,  the Sub-advisor  uses a computer to build a portfolio of stocks from the ranking  described  earlier that it thinks will provide the best balance  between  risk and  expected  return.  The goal is to create an equity portfolio  that provides  better  returns than the S&P 500(R)without  taking on  significant  additional  risk.  The
Sub-advisor attempts to create a dividend yield for the Portfolio that will be greater than that of the S&P 500(R).

         The  Sub-advisor  does  not  attempt  to time the  market.  Instead,  it  intends  to keep  the  Portfolio essentially fully invested in stocks regardless of the movement of stock prices generally.

         Like any fund investing  primarily in common  stocks,  the Portfolio is subject to the risk that the value of the stocks it invests in will decline.  These declines could be substantial.

         Because the Portfolio is managed to an index (the S&P 500(R)),  its performance  will be closely tied to the performance  of the index.  If the S&P 500(R)goes down, it is likely that the  Portfolio's  share price will also go down. The Portfolio's  investments in  income-producing  stocks may reduce to some degree the Portfolio's  level of risk and share price  fluctuation  (and its potential for gain)  relative to the S&P 500(R).  However,  if the stocks that make up the S&P 500(R)do not have a high dividend yield at a given time,  then the  Portfolio's  dividend yield also will not be high.

Other Investments:

         When the  Sub-advisor  believes that it is prudent,  the  Portfolio  may invest in  securities  other than stocks,  such  as  convertible  debt  securities,  equity-equivalent  securities,  foreign  securities,  short-term instruments  and  non-leveraged  stock  index  futures  contracts.  Stock  index  futures  contracts  can  help the
Portfolio's  cash assets  remain  liquid while  performing  more like stocks.  The  Portfolio  also may short sales
"against the box."  Additional  information  on these types of  investments  is included in this  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Derivative  Securities.  The Portfolio may invest in derivative  securities.  Certain of these  derivative securities may be described as  "index/structured"  securities,  which are securities whose value or performance is linked to other equity securities (as in the case of depositary receipts),  currencies,  interest rates, securities indices  or other  financial  indicators  ("reference  indices").  The  Portfolio  may not  invest in a  derivative security  unless the  reference  index or the  instrument  to which it relates is an  eligible  investment  for the
Portfolio.  For  example,  a  security  whose  underlying  value  is  linked  to the  price of oil  would  not be a permissible  investment  because the Portfolio  may not invest in oil and gas leases or futures.  The Portfolio may make short sales "against the box."

AST INVESCO CAPITAL Income Portfolio:

Investment  Objective:  The  investment  objective of the  Portfolio is to seek capital  growth and current  income while following sound investment practices.

Principal Investment Policies and Risks:

         The  Portfolio  seeks to achieve its  objective by investing  in  securities  that are expected to produce relatively high levels of income and consistent,  stable returns.  The Portfolio  normally will invest at least 65%
of its assets in dividend-paying common and preferred stocks of domestic and foreign issuers.

         Up to 30% of the  Portfolio's  assets  may be  invested  in  equity  securities  that do not  pay  regular dividends.  In addition,  the Portfolio  normally will have some portion of its assets  invested in debt securities or  convertible  bonds.  The  Portfolio may invest up to 25% of its total assets in foreign  securities,  including securities of issuers in countries  considered to be developing.  These foreign  investments  may serve to increase the overall risks of the Portfolio.

         The  Portfolio's  investments  in common  stocks  may, of course,  decline in value,  which will result in declines  in the  Portfolio's  share  price.  Such  declines  could be  substantial.  To  minimize  the  risk  this presents,  the Sub-advisor will not invest,  with respect to 75% of the value of the Portfolio's total assets, more than  5% of the  Portfolio's  assets  in the  securities  of any one  company  or in more  than  10% of the  voting securities  of any one  company.  In  addition,  the  Portfolio  will not invest  more than 25% of the  Portfolio's assets in any one  industry.  In light of the  Portfolio's  focus on income  producing  stocks,  its risk and share price fluctuation (and potential for gain) may be less than many other stock funds.

         Debt  Securities.  The  Portfolio's  investments  in debt  securities  will  generally  be subject to both credit risk and market  risk.  Credit  risk  relates to the  ability of the issuer to meet  interest  or  principal payments,  or both,  as they come due.  Market risk relates to the fact that the market  values of debt  securities in which the Portfolio  invests  generally will be affected by changes in the level of interest  rates. An increase in interest  rates will tend to reduce the market values of debt  securities,  whereas a decline in interest  rates will  tend  to  increase  their  values.  Although  the  Sub-advisor  will  limit  the  Portfolio's  debt  security investments  to  securities it believes are not highly  speculative,  both kinds of risk are increased by investing in debt  securities  rated  below  the top four  grades by  Standard  & Poor's  Corporation  or  Moody's  Investors
Services, Inc., or equivalent unrated debt securities ("junk bonds").

         In order to minimize its risk in  investing in debt  securities,  the  Portfolio  will invest no more than
15% of its assets in junk bonds,  and in no event will the  Portfolio  ever invest in a debt  security  rated below
Caa by Moody's or CCC by Standard & Poor's.  While the  Sub-advisor  will monitor all of the debt securities in the
Portfolio for the issuers'  ability to make required  principal  and interest  payments and other quality  factors, the  Sub-advisor  may retain in the  Portfolio  a debt  security  whose  rating is changed to one below the minimum rating  required for purchase of such a security.  For a discussion  of the special risks  involved in  lower-rated bonds, see this Prospectus under "Certain Risk Factors and Investment Methods."

     Temporary Investments:

In periods of uncertain market and economic conditions, the Portfolio may assume a defensive position with up to 100%
of its assets temporarily invested in high quality corporate bonds or notes or government securities, or held in cash.  While the Portfolio is in a defensive position, the opportunity to achieve its investment objective may be limited.

AST PIMCO TOTAL RETURN BOND PORTFOLIO:

Investment  Objective:  The investment  objective of the Portfolio is to seek to maximize total return,  consistent with preservation of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its  assets  in fixed  income  securities.  The 80%  investment  requirement  applies  at the time the
Portfolio invests its assets.  Fixed income securities include:

o        securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o        corporate debt securities of U.S. and non-U.S.  issuers,  including  convertible  securities and corporate commercial paper;
o        mortgage and other asset-backed securities;
o        inflation-indexed bonds issued by both governments and corporations;
o        structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
o        delayed funding loans and revolving credit securities;
o        bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        repurchase agreements and reverse repurchase agreements;
o        debt  securities  issued  by  state or local  governments  and  their  agencies  and  government-sponsored enterprises;
o        obligations of foreign governments or their subdivisions,  agencies and government-sponsored  enterprises;
     and
obligations of international agencies or supranational entities.

         Portfolio  holdings will be concentrated in areas of the bond market (based on quality,  sector,  interest rate or  maturity)  that  the  Sub-advisor  believes  to be  relatively  undervalued.  In  selecting  fixed  income securities, the Sub-advisor uses economic forecasting,  interest rate anticipation,  credit and call risk analysis, foreign currency  exchange rate  forecasting,  and other  securities  selection  techniques.  The proportion of the
Portfolio's assets committed to investment in securities with particular  characteristics  (such as maturity,  type and coupon rate) will vary based on the  Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial markets,  and other  factors.  The  management  of duration (a measure of a fixed income  security's  expected life that incorporates its yield,  coupon interest  payments,  final maturity and call features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The  Portfolio  will invest in  fixed-income  securities  of varying  maturities.  The  average  portfolio duration of the Portfolio  generally  will vary within a three- to six-year  time frame based on the  Sub-advisor's forecast for interest  rates.  The  Portfolio  may invest up to 10% of its assets in fixed income  securities  that are rated below  investment  grade ("junk  bonds") but are rated B or higher by Moody's  Investors  Services,  Inc.
("Moody's")  or Standard & Poor's  Corporation  ("S&P") (or, if unrated,  determined  by the  Sub-advisor  to be of comparable quality).

         Generally,  over the long term,  the return  obtained by a portfolio  investing  primarily in fixed income securities  such as the  Portfolio  is not  expected to be as great as that  obtained by a portfolio  investing  in equity  securities.  At the same time,  the risk and price  fluctuation  of a fixed  income  fund is expected to be less than that of an equity  portfolio,  so that a fixed  income  portfolio is  generally  considered  to be a more conservative  investment.  However,  the Portfolio can and  routinely  does invest in certain  complex fixed income securities  (including  various types of  mortgage-backed  and  asset-backed  securities) and engage in a number of investment  practices  (including  futures,  options,  swaps and dollar rolls) as described below,  that many other fixed  income  funds do not utilize.  These  investments  and  practices  are designed to increase the  Portfolio's return or hedge its investments, but may increase the risk to which the Portfolio is subject.

         Like other fixed income funds,  the Portfolio is subject to market risk.  Bond values  fluctuate  based on changes in interest rates,  market  conditions,  investor  confidence and  announcements of economic,  political or financial  information.  Generally,  the value of fixed income  securities  will change  inversely  with changes in market  interest  rates.  As interest  rates rise,  market value tends to  decrease.  This risk will be greater for long-term  securities than for short-term  securities.  Certain  mortgage-backed  and  asset-backed  securities and derivative  instruments  in which the  Portfolio  may invest may be  particularly  sensitive to changes in interest rates.  The Portfolio is also subject to credit risk,  which is the possibility  that an issuer of a security (or a counterparty  to a  derivative  contract)  will default or become  unable to meet its  obligation.  Generally,  the lower the rating of a security, the higher its degree of credit risk.

         The following  paragraphs describe some specific types of fixed-income  investments that the Portfolio may invest in, and some of the  investment  practices that the Portfolio  will engage in. More  information  about some of these investments,  including futures,  options and  mortgage-backed  and asset-backed  securities,  is included below under "Certain Risk Factors and Investment Methods."

         U.S.  Government  Securities.  The Portfolio may invest in various  types of U.S.  Government  securities, including  those that are supported by the full faith and credit of the United States;  those that are supported by the right of the issuing  agency to borrow from the U.S.  Treasury;  those that are supported by the  discretionary authority of the U.S.  Government to purchase the agency's  obligations;  and still others that are supported  only by the credit of the instrumentality.

         Corporate Debt  Securities.  Corporate debt securities  include  corporate  bonds,  debentures,  notes and other similar instruments,  including  convertible  securities and preferred stock. Debt securities may be acquired with  warrants  attached.  The rate of  return or return of  principal  on some debt  obligations  may be linked or indexed to exchange rates between the U.S. dollar and a foreign currency or currencies.

         While the Sub-advisor may regard some countries or companies as favorable  investments,  pure fixed income opportunities  may be  unattractive or limited due to insufficient  supply or legal or technical  restrictions.  In such  cases,  the  Portfolio  may  consider  equity  securities  or  convertible  bonds  to gain  exposure  to such investments.

         Variable and Floating  Rate  Securities.  Variable and  floating  rate  securities  provide for a periodic adjustment  in the interest  rate paid on the  obligations.  The  interest  rates on these  securities  are tied to other interest rates,  such as money-market  indices or Treasury bill rates,  and reset  periodically.  While these securities  provide the Portfolio  with a certain  degree of protection  against  losses caused by rising  interest rates, they will cause the Portfolio's interest income to decline if market interest rates decline.

         Inflation-Indexed  Bonds.  Inflation-indexed  bonds are fixed income  securities  whose principal value is periodically  adjusted  according to the rate of inflation.  The interest rate on these bonds is fixed at issuance, and is  generally  lower  than the  interest  rate on  typical  bonds.  Over the life of the  bond,  however,  this interest will be paid based on a principal  value that has been adjusted for  inflation.  Repayment of the adjusted principal  upon  maturity  may be  guaranteed,  but the  market  value  of the  bonds is not  guaranteed,  and will fluctuate.  The Portfolio may invest in inflation-indexed  bonds that do not provide a repayment  guarantee.  While these  securities  are  expected to be  protected  from  long-term  inflationary  trends,  short-term  increases in inflation may lead to losses.

         Event-Linked  Bonds.  Event-linked  bonds are fixed  income  securities  for which the return of principal and payment of interest is contingent upon the  non-occurrence of a specific  "trigger" event, such as a hurricane, earthquake or other physical or  weather-related  phenomenon.  Some event-linked  bonds are commonly referred to as
"catastrophe  bonds."  If the  trigger  event  occurs,  the  Portfolio  may lose all or a portion  of the amount it invested in the bond.  Event-linked  bonds often  provide  for an  extension  of maturity to process and audit loss claims where a trigger  event has, or possibly  has,  occurred.  An extension of maturity may increase  volatility.
Event-linked  bonds may also expose the Portfolio to certain  unanticipated  risks including  credit risk,  adverse regulatory  or  jurisdictional  interpretations,  and  adverse  tax  consequences.  Event-linked  bonds may also be subject to liquidity risk.

         Mortgage-Related  and Other  Asset-Backed  Securities.  The  Portfolio  may  invest  all of its  assets in mortgage-backed and other asset-backed  securities,  including  collateralized  mortgage obligations.  The value of some  mortgage-backed and asset-backed  securities in which the Portfolio invests may be particularly  sensitive to changes in market interest rates.

         Reverse  Repurchase  Agreements  and Dollar  Rolls.  In  addition  to  entering  into  reverse  repurchase agreements (as described below under "Certain Risk Factors and Investment  Methods"),  the Portfolio may also enter into dollar rolls. In a dollar roll, the Portfolio sells  mortgage-backed  or other  securities for delivery in the current month and  simultaneously  contracts to purchase  substantially  similar  securities on a specified  future date.  The  Portfolio  forgoes  principal  and  interest  paid on the  securities  sold in a dollar  roll,  but the
Portfolio is  compensated by the  difference  between the sales price and the lower price for the future  purchase, as  well  as by any  interest  earned  on the  proceeds  of the  securities  sold.  The  Portfolio  also  could  be compensated  through the receipt of fee income.  Reverse  repurchase  agreements  and dollar rolls can be viewed as collateralized  borrowings and, like other  borrowings,  will tend to exaggerate  fluctuations in Portfolio's share price and may cause the Portfolio to need to sell  portfolio  securities at times when it would  otherwise not wish to do so.

         Foreign  Securities.  The  Portfolio  may  invest up to 20% of its  assets in  securities  denominated  in foreign  currencies  and may invest beyond this limit in U.S.  dollar-denominated  securities  of foreign  issuers.
The  Portfolio  may invest up to 10% of its assets in  securities  of issuers  based in  developing  countries  (as determined by the  Sub-advisor).  The Portfolio may buy and sell foreign currency futures  contracts and options on foreign  currencies and foreign  currency  futures  contracts,  and enter into forward  foreign  currency  exchange contracts  for the  purpose  of  hedging  currency  exchange  risks  arising  from the  Portfolio's  investment  or anticipated investment in securities denominated in foreign currencies.

         Short  Sales  "Against  the  Box."  The  Portfolio  may sell  securities  short  "against  the box." For a discussion of this practice, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments.  The  Portfolio  may  purchase  and write  call and put  options  on  securities, securities indices and on foreign  currencies.  The Portfolio may invest in interest rate futures contracts,  stock index  futures  contracts and foreign  currency  futures  contracts and options  thereon that are traded on U.S. or foreign  exchanges or boards of trade.  The Portfolio may also enter into swap  agreements  with respect to foreign currencies,  interest  rates and  securities  indices.  The  Portfolio  may use these  techniques  to hedge against changes in interest  rates,  currency  exchange  rates or  securities  prices or as part of its overall  investment strategy.

         For a discussion of futures and options and their risks,  see this Prospectus  under "Certain Risk Factors and Investment Methods."  The Portfolio's investments in swap agreements are described directly below.

         Swap  Agreements.  The Portfolio may enter into interest rate,  index,  credit and currency  exchange rate swap  agreements  for the purposes of attempting  to obtain a desired  return at a lower cost than if the Portfolio had  invested  directly in an  instrument  that  yielded  the desired  return.  The  Portfolio  may also enter into options on swap  agreements.  Swap  agreements  are two-party  contracts  entered into  primarily by  institutional investors for periods  ranging from a few weeks to more than one year. In a standard  "swap"  transaction,  the two parties  agree to exchange  the  returns (or  differentials  in rates of return)  earned or realized on  particular investments  or  instruments.  The returns to be  exchanged  between the parties are  calculated  with respect to a
"notional amount," i.e., a specified dollar amount that is hypothetically  invested at a particular  interest rate, in a particular  foreign currency,  or in a "basket" of securities  representing a particular index.  Commonly used swap  agreements  include  interest  rate caps,  under  which,  in return for a premium,  one party  agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap";  interest  floors,  under which,  in return for a premium,  one party agrees to make payments to the other to the extent that interest  rates fall below a specified level or "floor";  and interest rate collars,  under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against  interest rate movements  exceeding  given minimum or maximum levels.

         Under most swap  agreements  entered into by the Portfolio,  the parties'  obligations are determined on a
"net basis."  Consequently,  the  Portfolio's  obligations  (or rights) under a swap  agreement  will  generally be equal only to a net amount based on the relative values of the positions held by each party.

         Whether the  Portfolio's  use of swap  agreements  will be  successful  will  depend on the  sub-advisor's ability  to  predict  that  certain  types of  investments  are  likely  to  produce  greater  returns  than  other investments.  Moreover,  the  Portfolio  may not receive the expected  amount  under a swap  agreement if the other party  to the  agreement  defaults  or  becomes  bankrupt.  The  swaps  market  is  relatively  new and is  largely unregulated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO:

Investment  Objective:  The investment  objective of the Portfolio is to seek to maximize total return,  consistent with preservation of capital and prudent investment management.

Principal Investment Policies and Risks:

         The Portfolio will have a non-fundamental  policy to invest, under normal  circumstances,  at least 80% of the value of its  assets  in fixed  income  securities.  The 80%  investment  requirement  applies  at the time the
Portfolio invests its assets.  Fixed income securities include:

o        securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o        corporate debt securities of U.S. and non-U.S.  issuers,  including  convertible  securities and corporate commercial paper;
o        mortgage and other asset-backed securities;
o        inflation-indexed bonds issued by both governments and corporations;
o        structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
o        delayed funding loans and revolving credit securities;
o        bank certificates of deposit, fixed time deposits and bankers' acceptances;
o        repurchase agreements and reverse repurchase agreements;
o        debt  securities  issued  by  state or local  governments  and  their  agencies  and  government-sponsored enterprises;
o        obligations of foreign governments or their subdivisions,  agencies and government-sponsored  enterprises;
     and
obligations of international agencies or supranational entities.

         Portfolio  holdings will be concentrated in areas of the bond market (based on quality,  sector,  interest rate or  maturity)  that  the  Sub-advisor  believes  to be  relatively  undervalued.  In  selecting  fixed  income securities, the Sub-advisor uses economic forecasting,  interest rate anticipation,  credit and call risk analysis, foreign currency  exchange rate  forecasting,  and other  securities  selection  techniques.  The proportion of the
Portfolio's assets committed to investment in securities with particular  characteristics  (such as maturity,  type and coupon rate) will vary based on the  Sub-advisor's  outlook for the U.S. and foreign  economies,  the financial markets,  and other  factors.  The  management  of duration (a measure of a fixed income  security's  expected life that incorporates its yield,  coupon interest  payments,  final maturity and call features into one measure) is one of the fundamental tools used by the Sub-advisor.

         The  Portfolio  will invest in  fixed-income  securities  of varying  maturities.  The  average  portfolio duration of the Portfolio  generally  will vary within a one- to three-year  time frame based on the  Sub-advisor's forecast for interest  rates.  The  Portfolio  may invest up to 10% of its assets in fixed income  securities  that are rated below  investment  grade ("junk  bonds") but are rated B or higher by Moody's  Investors  Services,  Inc.
("Moody's")  or Standard & Poor's  Corporation  ("S&P") (or, if unrated,  determined  by the  Sub-advisor  to be of comparable quality).

         Generally,  over the long term,  the return  obtained by a portfolio  investing  primarily in fixed income securities  such as the  Portfolio  is not  expected to be as great as that  obtained by a portfolio  investing  in equity  securities.  At the same time,  the risk and price  fluctuation  of a fixed  income  fund is expected to be less than that of an equity  portfolio,  so that a fixed  income  portfolio is  generally  considered  to be a more conservative  investment.  However,  the Portfolio can and  routinely  does invest in certain  complex fixed income securities  (including  various types of  mortgage-backed  and  asset-backed  securities) and engage in a number of investment practices  (including futures,  swaps and dollar rolls) as described below, that many other fixed income funds do not utilize.  These  investments  and practices are designed to increase the  Portfolio's  return or hedge its investments, but may increase the risk to which the Portfolio is subject.

         Like other fixed income funds,  the Portfolio is subject to market risk.  Bond values  fluctuate  based on changes in interest rates,  market  conditions,  investor  confidence and  announcements of economic,  political or financial  information.  Generally,  the value of fixed income  securities  will change  inversely  with changes in market  interest  rates.  As interest  rates rise,  market value tends to  decrease.  This risk will be greater for long-term  securities  than for  short-term  securities.  Therefore,  the  Portfolio's  share  price is expected to fluctuate  less than the AST PIMCO Total  Return Bond  Portfolio,  because  its average  duration  will be shorter.
Certain  mortgage-backed and asset-backed  securities and derivative  instruments in which the Portfolio may invest may be  particularly  sensitive to changes in interest rates.  The Portfolio is also subject to credit risk,  which is the  possibility  that an issuer of a security  (or a  counterparty  to a derivative  contract)  will default or become  unable to meet its  obligation.  Generally,  the lower the rating of a  security,  the higher its degree of credit risk.

         The following  paragraphs describe some specific types of fixed-income  investments that the Portfolio may invest in, and some of the  investment  practices that the Portfolio  will engage in. More  information  about some of these investments,  including futures,  options and  mortgage-backed  and asset-backed  securities,  is included below under "Certain Risk Factors and Investment Methods."

         U.S.  Government  Securities.  The Portfolio may invest in various  types of U.S.  Government  securities, including  those that are supported by the full faith and credit of the United States;  those that are supported by the right of the issuing  agency to borrow from the U.S.  Treasury;  those that are supported by the  discretionary authority of the U.S.  Government to purchase the agency's  obligations;  and still others that are supported  only by the credit of the instrumentality.

         Corporate Debt  Securities.  Corporate debt securities  include  corporate  bonds,  debentures,  notes and other similar instruments,  including  convertible  securities and preferred stock. Debt securities may be acquired with  warrants  attached.  The rate of  return or return of  principal  on some debt  obligations  may be linked or indexed to exchange rates between the U.S. dollar and a foreign currency or currencies.

         While the Sub-advisor may regard some countries or companies as favorable  investments,  pure fixed income opportunities  may be  unattractive or limited due to insufficient  supply or legal or technical  restrictions.  In such  cases,  the  Portfolio  may  consider  equity  securities  or  convertible  bonds  to gain  exposure  to such investments.

         Variable and Floating  Rate  Securities.  Variable and  floating  rate  securities  provide for a periodic adjustment  in the interest  rate paid on the  obligations.  The  interest  rates on these  securities  are tied to other interest rates,  such as money-market  indices or Treasury bill rates,  and reset  periodically.  While these securities  provide the Portfolio  with a certain  degree of protection  against  losses caused by rising  interest rates, they will cause the Portfolio's interest income to decline if market interest rates decline.

         Inflation-Indexed  Bonds.  Inflation-indexed  bonds are fixed income  securities  whose principal value is periodically  adjusted  according to the rate of inflation.  The interest rate on these bonds is fixed at issuance, and is  generally  lower  than the  interest  rate on  typical  bonds.  Over the life of the  bond,  however,  this interest will be paid based on a principal  value that has been adjusted for  inflation.  Repayment of the adjusted principal  upon  maturity  may be  guaranteed,  but the  market  value  of the  bonds is not  guaranteed,  and will fluctuate.  The Portfolio may invest in inflation-indexed  bonds that do not provide a repayment  guarantee.  While these  securities  are  expected to be  protected  from  long-term  inflationary  trends,  short-term  increases in inflation may lead to losses.

         Event-Linked  Bonds.  Event-linked  bonds are fixed  income  securities  for which the return of principal and payment of interest is contingent upon the  non-occurrence of a specific  "trigger" event, such as a hurricane, earthquake or other physical or  weather-related  phenomenon.  Some event-linked  bonds are commonly referred to as
"catastrophe  bonds."  If the  trigger  event  occurs,  the  Portfolio  may lose all or a portion  of the amount it invested in the bond.  Event-linked  bonds often  provide  for an  extension  of maturity to process and audit loss claims where a trigger  event has, or possibly  has,  occurred.  An extension of maturity may increase  volatility.
Event-linked  bonds may also expose the Portfolio to certain  unanticipated  risks including  credit risk,  adverse regulatory  or  jurisdictional  interpretations,  and  adverse  tax  consequences.  Event-linked  bonds may also be subject to liquidity risk.

         Mortgage-Related  and Other  Asset-Backed  Securities.  The  Portfolio  may  invest  all of its  assets in mortgage-backed  and other asset-backed  securities,  including  collateralized  mortgage  obligations and stripped mortgage-backed  securities.  The value of some mortgage-backed and asset-backed  securities in which the Portfolio invests may be particularly sensitive to changes in market interest rates.

         Reverse  Repurchase  Agreements  and Dollar  Rolls.  In  addition  to  entering  into  reverse  repurchase agreements (as described below under "Certain Risk Factors and Investment  Methods"),  the Portfolio may also enter into dollar rolls. In a dollar roll, the Portfolio sells  mortgage-backed  or other  securities for delivery in the current month and  simultaneously  contracts to purchase  substantially  similar  securities on a specified  future date.  The  Portfolio  forgoes  principal  and  interest  paid on the  securities  sold in a dollar  roll,  but the
Portfolio is  compensated by the  difference  between the sales price and the lower price for the future  purchase, as  well  as by any  interest  earned  on the  proceeds  of the  securities  sold.  The  Portfolio  also  could  be compensated  through the receipt of fee income.  Reverse  repurchase  agreements  and dollar rolls can be viewed as collateralized  borrowings and, like other  borrowings,  will tend to exaggerate  fluctuations in Portfolio's share price and may cause the Portfolio to need to sell  portfolio  securities at times when it would  otherwise not wish to do so.

         Foreign  Securities.  The  Portfolio  may  invest up to 20% of its  assets in  securities  denominated  in foreign  currencies  and may invest beyond this limit in U.S.  dollar-denominated  securities  of foreign  issuers.
The Portfolio may buy and sell foreign  currency  futures  contracts and options on foreign  currencies and foreign currency futures  contracts,  and enter into forward foreign currency exchange contracts for the purpose of hedging currency  exchange  risks  arising  from  the  Portfolio's  investment  or  anticipated  investment  in  securities denominated in foreign currencies.

         Short  Sales  "Against  the  Box."  The  Portfolio  may sell  securities  short  "against  the box." For a discussion of this practice, see this Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments.  The  Portfolio  may  purchase  and write  call and put  options  on  securities, securities indices and on foreign  currencies.  The Portfolio may invest in interest rate futures contracts,  stock index  futures  contracts and foreign  currency  futures  contracts and options  thereon that are traded on U.S. or foreign  exchanges or boards of trade.  The Portfolio may also enter into swap  agreements  with respect to foreign currencies,  interest  rates and  securities  indices.  The  Portfolio  may use these  techniques  to hedge against changes in interest  rates,  currency  exchange  rates or  securities  prices or as part of its overall  investment strategy.

         For a discussion of futures and options and their risks,  see this Prospectus  under "Certain Risk Factors and Investment Methods."  The Portfolio's investments in swap agreements are described directly below.

         Swap  Agreements.  The Portfolio may enter into interest rate,  index,  credit and currency  exchange rate swap  agreements  for the purposes of attempting  to obtain a desired  return at a lower cost than if the Portfolio had  invested  directly in an  instrument  that  yielded  the desired  return.  The  Portfolio  may also enter into options on swap  agreements.  Swap  agreements  are two-party  contracts  entered into  primarily by  institutional investors for periods  ranging from a few weeks to more than one year. In a standard  "swap"  transaction,  the two parties  agree to exchange  the  returns (or  differentials  in rates of return)  earned or realized on  particular investments  or  instruments.  The returns to be  exchanged  between the parties are  calculated  with respect to a
"notional amount," i.e., a specified dollar amount that is hypothetically  invested at a particular  interest rate, in a particular  foreign currency,  or in a "basket" of securities  representing a particular index.  Commonly used swap  agreements  include  interest  rate caps,  under  which,  in return for a premium,  one party  agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap";  interest  floors,  under which,  in return for a premium,  one party agrees to make payments to the other to the extent that interest  rates fall below a specified level or "floor";  and interest rate collars,  under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against  interest rate movements  exceeding  given minimum or maximum levels.

         Under most swap  agreements  entered into by the Portfolio,  the parties'  obligations are determined on a
"net basis."  Consequently,  the  Portfolio's  obligations  (or rights) under a swap  agreement  will  generally be equal only to a net amount based on the relative values of the positions held by each party.

Whether the Portfolio's use of swap agreements will be successful will depend on the sub-advisor's ability to predict that certain types of investments are likely to produce greater returns than other investments.  Moreover, the
Portfolio may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.  The swaps market is relatively new and is largely unregulated.

PORTFOLIO TURNOVER:

         Each  Portfolio  may sell its portfolio  securities,  regardless of the length of time that they have been held,  if the  Sub-advisor  and/or the  Investment  Manager  determines  that it would be in the  Portfolio's  best interest to do so. It may be  appropriate to buy or sell portfolio  securities  due to economic,  market,  or other factors that are not within the Sub-advisor's or Investment  Manager's  control.  Such transactions will increase a
Portfolio's  "portfolio  turnover."  A 100%  portfolio  turnover  rate would  occur if all of the  securities  in a portfolio of investments were replaced during a given period.

         Although  turnover rates may vary  substantially  from year to year, it is anticipated  that the following
Portfolios may regularly have annual rates of turnover exceeding 100%:

         AST William Blair International Growth Portfolio
         AST American Century International Growth Portfolio
         AST PBHG Small-Cap Growth Portfolio
         AST DeAM Small-Cap Growth Portfolio
         AST Goldman Sachs Small-Cap Value Portfolio
         AST Goldman Sachs Mid-Cap Growth Portfolio
         AST Neuberger Berman Mid-Cap Growth Portfolio
         AST Neuberger Berman Mid-Cap Value Portfolio
         AST Alger All-Cap Growth Portfolio
         AST Marsico Capital Growth Portfolio
         AST Goldman Sachs Concentrated Growth Portfolio
         AST PIMCO Total Return Bond Portfolio
         AST PIMCO Limited Maturity Bond Portfolio

         A high rate of portfolio  turnover  involves  correspondingly  higher  brokerage  commission  expenses and other transaction costs, which are borne by a Portfolio and will reduce its performance.

NET ASSET VALUE:

..........The net asset value per share  ("NAV") of each  Portfolio is determined as of the time of the close of the
New York Stock Exchange (the "NYSE")  (which is normally 4:00 p.m.  Eastern Time) on each day that the NYSE is open for  business.  NAV is determined by dividing the value of a Portfolio's  total assets,  less any  liabilities,  by the number of total shares of that Portfolio  outstanding.  In general,  the assets of each Portfolio are valued on the basis of market  quotations.  However,  in  certain  circumstances  where  market  quotations  are not  readily available or are believed to be  inaccurate,  assets are valued by methods that are believed to accurately  reflect their fair  value.  Because  NAV is  calculated  and  purchases  may be made only on  business  days,  and  because securities traded on foreign  exchanges may trade on other days, the value of a Portfolio's  investments may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

..........Purchases of shares of the Portfolios  may be made only by separate  accounts of  Participating  Insurance
Companies  for the purpose of investing  assets  attributable  to variable  annuity  contracts  and  variable  life insurance  policies  ("contractholders"),  or by  qualified  plans.  The  separate  accounts  of the  Participating
Insurance  Companies  place orders to purchase and redeem  shares of the Trust based on,  among other  things,  the amount of premium  payments to be invested  and the amount of  surrender  and  transfer  requests to be effected on that day under the variable  annuity  contracts and variable life insurance  policies.  Orders are effected on days on which the NYSE is open for  trading.  Orders  received  before 4:00 P.M.  Eastern  time are  effected at the NAV determined  as of 4:00 P.M.  Eastern  Time on that same day.  Orders  received  after  4:00 P.M.  Eastern  Time are effected at the NAV  calculated  the next  business  day.  Payment for  redemptions  will be made within seven days after the  request is  received.  The Trust does not assess any fees,  either  when it sells or when it redeems its securities.  However,  surrender  charges,  mortality  and expense  risk fees and other  charges may be assessed by
Participating  Insurance  Companies  under the variable  annuity  contracts or variable  life  insurance  policies.
Please refer to the  prospectuses for the variable annuity  contracts and variable  insurance  policies for further information on these fees.

..........As of the date of this  Prospectus,  American  Skandia Life  Assurance  Corporation  ("ASLAC")  and Kemper
Investors  Life  Insurance  Company  are the only  Participating  Insurance  Companies.  The  profit  sharing  plan covering  employees of ASLAC and its  affiliates,  which is a retirement plan qualified under Section 401(a) of the
Internal  Revenue  Code of 1986,  as amended,  also may  directly  own shares of the Trust.  Certain  conflicts  of interest may arise as a result of investment in the Trust by various  insurance  companies for the benefit of their contractholders  and by various  qualified  plans.  These  conflicts  could arise because of differences in the tax treatment  of the  various  investors,  because of  actions of the  Participating  Insurance  Companies  and/or the
qualified  plans,  or other reasons.  The Trust does not currently  expect that any material  conflicts of interest will arise.  Nevertheless,  the Trustees intend to monitor events in order to identify any material  irreconcilable conflicts  and to  determine  what  action,  if any,  should be taken in  response  to such  conflicts.  Should any conflict  arise  that  would  require  a  substantial  amount of assets to be  withdrawn  from the  Trust,  orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Acquisition of American Skandia by Prudential  Financial,  Inc.: On December 19, 2002,  Skandia  Insurance  Company
Ltd. ("Skandia"),  the ultimate parent company of American Skandia Investment Services,  Inc. ("ASISI"),  announced that it reached a definitive  agreement with Prudential  Financial,  Inc.  ("Prudential") to sell American Skandia,
Inc.  ("ASI"),  and its  subsidiaries,  including  ASISI, to Prudential (the  "Transaction").  Skandia is a Swedish
company that owns, directly or indirectly,  a number of insurance  companies in many countries.  The predecessor to
Skandia commenced  operations in 1855.  Founded in 1875,  Prudential is a publicly held financial  services company primarily engaged in providing life insurance,  property and casualty insurance,  mutual funds, annuities,  pension and retirement  related services and  administration,  asset management,  securities  brokerage,  banking and trust services, real estate brokerage franchises and relocation services through its wholly-owned subsidiaries.

..........The  Transaction is anticipated  to close during the second  quarter of 2003 (the  "Closing").  Prudential and ASI do not  anticipate  that the portfolio  management or the day-to-day  operation of the  Portfolios  will be adversely impacted as a result of the Transaction.

Investment  Managers:  ASISI, One Corporate Drive,  Shelton,  Connecticut,  has served as Investment Manager to the
Trust since 1992, and serves as investment manager to a total of 72 investment  company  portfolios  (including the
Portfolios  of the  Trust).  Prior  to the  Closing  of the  Transaction,  ASISI  will  continue  to  serve as sole
Investment  Manager to the  Trust.  Upon the  Closing of the  Transaction,  ASISI will serve as  co-manager  of the
Trust along with  Prudential  Investments  LLC ("PI") (each an  "Investment  Manager" and together the  "Investment
Managers").  PI is located at Gateway  Center  Three,  100  Mulberry  Street,  Newark,  New  Jersey,  and serves as investment manager to the investment companies that comprise the Prudential mutual funds.

..........The Trust's Investment Management  Agreements,  on behalf of each Portfolio,  with ASISI,  effective until the Closing of Transaction (the "Current Management  Agreements"),  provide that ASISI will furnish each applicable
Portfolio with investment  advice and  administrative  services subject to the supervision of the Board of Trustees and in  conformity  with the stated  policies  of the  applicable  Portfolio.  ASISI has  engaged  Sub-advisors  to conduct the  investment  programs of each  Portfolio,  including  the  purchase,  retention  and sale of  portfolio securities.  ASISI is  responsible  for  monitoring  the  activities  of the  Sub-advisors  and  reporting  on such activities to the Trustees.  ASISI must also  provide,  or obtain and  supervise,  the  executive,  administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

         Upon  the  Closing  of  the  Transaction,  new  Investment  Management  Agreements  (the  "New  Management
Agreements")  will be effective among the Trust, on behalf of each Portfolio,  and ASISI and PI as co-managers.  As co-manager,  PI will provide  supervision  and oversight of ASISI's  investment  management  responsibilities  with respect to the  Trust.  Pursuant  to the New  Management  Agreements,  ASISI and PI jointly  will  administer  each
Portfolio's  business  affairs and supervise each  Portfolio's  investments.  Under the New Management  Agreements, subject to approval by the Board of  Trustees,  ASISI and PI may select and employ one or more  sub-advisors  for a
Portfolio,  who will have primary  responsibility  for  determining  what  investments the Portfolio will purchase, retain and sell.

         The Trust has  obtained  an  exemption  from the  Securities  and  Exchange  Commission  that  permits  an
Investment  Manager,  subject to  approval  by the Board of Trustees  of the Trust,  to change  sub-advisors  for a
Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.
This  exemption  (which is similar to  exemptions  granted to other  investment  companies  that are organized in a similar  manner  as the  Trust)  is  intended  to  facilitate  the  efficient  supervision  and  management  of the
Sub-advisors by an Investment Manager and the Trustees.

Sub-advisors:

American Century  Investment  Management,  Inc.  ("American  Century"),  American Century Tower,  4500 Main Street,
Kansas City,  Missouri 64111,  serves as Sub-advisor for the AST American  Century  International  Growth Portfolio
and the AST American Century Income & Growth  Portfolio.  American Century has been providing  investment  advisory services to investment  companies and institutional  clients since 1958. As of December 31, 2002,  American Century and its affiliates managed assets totaling approximately $72 billion.

         American Century utilizes a team of portfolio  managers,  assistant portfolio managers and analysts acting together to manage the assets of the Portfolios.

         The  portfolio  manager  members of the  portfolio  team  responsible  for  management of the AST American
Century  International  Growth  Portfolio are Henrik  Strabo and Mark S.  Kopinski.  Henrik Strabo joined  American
Century in 1993 as an investment  analyst,  has been a portfolio  manager  member of the  international  team since
1994 and has  managed  the AST  American  Century  International  Growth  Portfolio  since its  inception.  Mark S.
Kopinski,  Vice President and Portfolio Manager for American  Century,  rejoined American Century in April 1997 and has co-managed the AST American  Century  International  Growth  Portfolio since that time. From June 1995 to March
1997, Mr. Kopinski served as Vice President and Portfolio Manager for Federated Investors, Inc.

         The portfolio  manager members of the portfolio team responsible for the day-to-day  management of the AST
American Century Income & Growth Portfolio are John Schniedwind,  Kurt Borgwardt,  Jeffrey R. Tyler, William Martin
and Vivienne Hsu. Mr.  Schniedwind  is Senior Vice President and Group Leader --  Quantitative  Equity for American
Century,  and has been with American  Century since 1982. He is a Chartered  Financial  Analyst.  Mr.  Borgwardt is
Vice President and Senior Portfolio  Manager for American  Century,  and has been with American Century since 1990.
He is a Chartered  Financial  Analyst.  Mr. Tyler,  Senior Vice President and Portfolio  Manager,  joined  American
Century in 1988. He is a Chartered  Financial  Analyst.  Mr. Martin,  Vice President and Senior Portfolio  Manager,
joined American Century in 1989. He is a Chartered  Financial Analyst.  Ms. Hsu,  Portfolio Manager,  has been with
American Century since July 1997.  She is a Chartered Financial Analyst.

Cohen & Steers Capital  Management,  Inc. ("Cohen & Steers"),  757 Third Avenue,  New York, New York 10017, acts as the  Sub-advisor  for the AST Cohen & Steers  Realty  Portfolio.  Cohen & Steers is the  leading  U.S.  manager  of portfolios  dedicated to investments in real estate investment  trusts ("REITS").  As of December 31, 2002, Cohen &
Steers managed approximately $6.6 billion in assets.

         Robert H.  Steers,  Chairman,  and Martin  Cohen,  President  formed  Cohen & Steers in 1986 and have been responsible for the day-to-day management of the AST Cohen & Steers Realty Portfolio since its inception.

Deutsche Asset Management,  Inc. ("DAMI"),  345 Park Avenue, New York, New York 10154, serves as Sub-advisor to the
AST DeAM  Small-Cap  Growth  Portfolio.  DAMI was founded in 1838 as Morgan  Grenfell  Inc. and has provided  asset management  services  since 1953. As of December 31, 2002, as part of Deutsche  Asset  Management  group  ("DeAM"),
DAMI managed approximately $90.3 billion of DeAM Americas' $389.3 billion in assets.

         David  Koziol  and  Michael  Patchen  are the  co-portfolio  managers  for the AST DeAM  Small-Cap  Growth
Portfolio.  They have been  involved  in the  management  of the AST DeAM  Small-Cap  Growth  Portfolio  since DAMI became the  Portfolio's  sub-advisor in December 2001. Mr. Koziol,  CFA,  Director and Head of Global  Quantitative
Equities joined DAMI in 2001 as Head of Global  Quantitative  Equity Research and  International  Portfolio Manager
after 6 years of  experience  as a Principal  in the Advanced  Strategies  and  Research  Group at Barclays  Global
Investors,  where he  developed  quantitative  equity fixed income and hedge fund  products,  and as an  investment banker at Salomon  Brothers.  Mr.  Patchen  is Vice  President  and Head of Global  Quantitative  Equity  Portfolio
Management,  responsible  for  managing a variety of global  mandates  covering  both  traditional  accounts  and a market-neutral  hedge  fund.  Mr.  Patchen  joined  DAMI in 2000  with four  years of  experience  managing  global quantitative  mandates  including  hedge funds and separate  accounts at AQR Capital  Management  and Goldman Sachs
Asset Management.

Fred Alger Management,  Inc.  ("Alger"),  111 Fifth Avenue,  New York, NY 10003,  serves as Sub-advisor for the AST
Alger  All-Cap  Growth  Portfolio.  Alger has been an investment  advisor  since 1964,  and as of December 31, 2002 managed mutual fund and other assets totaling approximately $8.4 billion.

         Fred M. Alger III is the chief market  strategist  for the Portfolio,  overseeing  the  investments of the
Portfolio.  Mr. Alger,  who founded  Alger,  has served as Chairman of the Board since 1964,  and co-managed all of
Alger's  portfolios  prior to 1995. David Hyun is the individual  responsible for the day-to-day  management of the
Portfolio  and has  served in that  capacity  since  September  2001.  Mr.  Hyun has been  employed  by Alger as an
Executive  Vice President  since  September  2001,  prior to which he was employed by Alger as an analyst from 1991 until 1997, as a Senior Vice  President and portfolio  manager from 1997 until June 2000,  and a portfolio  manager at Oppenheimer Funds from June 2000 until September 2001.

         Due to the impact on Alger as a result of the World  Trade  Center  destruction  on  September  11,  2001,
Massachusetts  Financial  Services Company acted as interim  Sub-Sub-advisor  in conjunction with Alger for the AST
Alger All-Cap  Growth  Portfolio  from September 17, 2001 through  December 9, 2001.  Effective  December 10, 2001,
Alger resumed the role as the sole Sub-advisor for the Portfolio.

GAMCO  Investors,  Inc.,  ("GAMCO")  with  principal  offices  located  at One  Corporate  Center,  Rye,  New  York
10580-1434,  serves as Sub-advisor  to the AST Gabelli  Small-Cap  Growth  Portfolio.  GAMCO managed  approximately
$9.97 billion in assets as of December 31, 2002 and is a wholly owned subsidiary of Gabelli Asset Management Inc.

         Mario J.  Gabelli,  CFA,  is  primarily  responsible  for the  day-to-day  management  of the AST  Gabelli
Small-Cap  Value  Portfolio.  Mr. Gabelli has managed the AST Gabelli  Small-Cap Value Portfolio since GAMCO became the Portfolio's  Sub-advisor.  Mr. Gabelli has been Chief Executive  Officer and Chief Investment  Officer of GAMCO
and its predecessor since the predecessor's inception in 1978.

Goldman  Sachs  Asset  Management,  L.P.  ("GSAM"),  is  located at 32 Old Slip,  New York,  New York  10005.  GSAM registered as an investment  advisor in 1990.  Prior to the end of April 2003,  Goldman Sachs Asset  Management,  a
business  unit  of the  Investment  Management  Division  of  Goldman,  Sachs & Co.  ("Goldman  Sachs")  served  as investment  Sub-advisor for the AST Goldman Sachs Small-Cap Value  Portfolio,  the AST Goldman Sachs Mid-Cap Growth
Portfolio  (formerly,  the AST Janus  Mid-Cap  Growth  Portfolio),  and the AST Goldman Sachs  Concentrated  Growth
Portfolio  (formerly,  the AST JanCap Growth  Portfolio).  On or about April 26, 2003,  GSAM assumed Goldman Sachs'
investment advisory  responsibilities  for these Portfolios.  GSAM serves as investment manager for a wide range of clients including pension funds,  foundations and insurance  companies and individual  investors.  GSAM, along with other units of the  Investment  Management  Division of Goldman  Sachs,  managed  approximately  $329.6  billion in assets as of December 31, 2002.

         The portfolio  managers  responsible for management of the AST Goldman Sachs Small-Cap Value Portfolio are
Eileen Rominger,  Chip Otness, Lisa Parisi and Kelly Flynn. Ms. Rominger,  Managing Director,  joined Goldman Sachs as senior  portfolio  manager and Chief  Investment  Officer of the Value  Equity team in 1999.  From 1981 to 1999, she worked at  Oppenheimer  Capital,  most  recently as portfolio  manager.  Mr.  Otness,  Vice  President,  joined
Goldman  Sachs as a senior  portfolio  manager in 2000.  From 1998 to 2000,  he headed  Dolphin  Asset  Management.
From 1970 to 1998,  Mr. Otness worked at J.P.  Morgan,  most recently as a managing  director and senior  portfolio manager  responsible for small-cap  institutional  equity investments.  Ms. Parisi, Vice President,  joined Goldman
Sachs as a portfolio  manager in August 2001.  From  December 2000 to August 2001,  she was a portfolio  manager at
John A. Levin & Co. Mr. Flynn,  Vice President,  joined Goldman Sachs as a portfolio  manager in April 2002.  Prior to joining  Goldman  Sachs,  Kelly spent 3 years at Lazard Asset  Management  where he was a portfolio  manager for
Small Cap/Mid Cap Value products.

         The portfolio  managers  responsible for the day-to-day  management of the AST Goldman Sachs  Concentrated
  Growth  Portfolio and the AST Goldman Sachs Mid-Cap Growth  Portfolio since Goldman Sachs became each Portfolio's
  Sub-advisor in November 2002 are Herbert  Ehlers,  David Shell,  CFA, Steven M. Barry,  Gregory H. Ekizian,  CFA,
  Kenneth Berents,  Ernest C. Segundo,  Jr., CFA, Andrew F. Pyne, Scott Kolar, CFA and Mark D. Shattan.  Mr. Ehlers
  began his investment  careet in the 1960s and is a Managing  Director/Partner  of Goldman,  Sachs & Co. He is the
  Chief  Investment  Officer for the Growth Team.  He served as CEP of Liberty  Investment  Management  ("Liberty")
  prior to Goldman Sachs'  acquisition  of Liberty in 1997. Mr. Ehlers joined  Liberty's  predecessor  firm,  Eagle
  Asset  Management,  in 1980.  Mr. Shell,  Mr. Barry and Mr. Ekizian are Co-Chief  Investment  Officers and senior portfolio  managers for the Growth  Team.  Mr. Shell  served as a senior  portfolio  manager at Liberty  prior to
  Goldman Sachs'  acquisition of Liberty and had been employed by Liberty and its predecessor  firm since 1987. Mr.
  Ekizian served as a senior  portfolio  manager at Liberty prior to Goldman Sachs'  acquisition of Liberty and had been employed by Liberty and its predecessor  firm since 1990.  Prior to joining Goldman Sachs in 1999, Mr. Barry was a  portfolio  manager at Alliance  Capital  Management  where he served for eleven  years.  Mr.  Berents is a senior  portfolio  manager.  Prior to  joining  Goldman  Sachs in 2000,  he served  for seven  years as  Managing
  Director and Director of Research for First Union  Securities,  Inc. Mr. Segundo is a senior  portfolio  manager.
  Prior to Goldman Sachs'  acquisition of Liberty,  Mr. Segundo served as a senior portfolio manager at Liberty and had been with Liberty and its  predecessor  firm since 1992.  Mr. Pyne is a senior  portfolio  manager and joined the firm in 1997.  Mr.  Kolar is a  portfolio  manager and has been with the firm since  1994.  Mr.  Shattan is a portfolio  manager and joined the firm in 1999.  From 1997 to 1999,  Mr. Shattan was an equity  research  analyst for Salomon Smith Barney.

INVESCO Funds Group, Inc.  ("INVESCO"),  4350 South Monaco Street,  Denver,  Colorado 80237,  serves as Sub-advisor for the AST INVESCO  Capital  Income  Portfolio.  INVESCO was  established  in 1932.  AMVESCAP  PLC,  the parent of
INVESCO,  is  one  of  the  largest  independent   investment  management  businesses  in  the  world  and  managed approximately $332.6 billion of assets as of December 31, 2002.

         The  portfolio  managers  responsible  for the  day-to-day  management of the AST INVESCO  Capital  Income
Portfolio  are Jeff Morris and Sean Katof,  and Robert  (Bob)  Hickey.  Mr. Katof has served as  Co-Manager  of the
Portfolio  since May 2003 and is a vice  president of INVESCO.  He joined INVESCO in 1994. Mr. Morris has served as
Co-Manager of the  Portfolio  since May 2003 and is a vice  president of INVESCO.  He joined  INVESCO in 1991.  Mr.
Hickey,  who recently  joined INVESCO as vice  president,  had been the director of corporate  bonds for Van Kampen
Investments and had been affiliated with Van Kampen since 1988.

Marsico Capital  Management,  LLC ("Marsico  Capital"),  1200 Seventeenth  Street,  Suite 1300,  Denver,  CO 80202,
serves  as  Sub-advisor  for the  AST  Marsico  Capital  Growth  Portfolio.  Thomas  F.  Marsico  has  had  primary responsibility  for  management of the Portfolio  since its inception.  Marsico  Capital,  a registered  investment advisor  formed in 1997,  became a wholly  owned  indirect  subsidiary  of Bank of America  Corporation  in January
2001. Marsico Capital provides  investment  advisory services to mutual funds and other  institutions,  and handles separately  managed  accounts for  individuals,  corporations,  charities and retirement  plans. As of December 31,
2002, Marsico Capital managed approximately $14.8 billion in assets.

         The portfolio  managers  responsible for management of the AST Marsico Capital Growth Portfolio are Thomas
F. Marsico and James A. Hillary.  Mr. Marsico,  Chairman and Chief Investment  Officer,  founded Marsico Capital in
1997.  Prior to that,  he served as  portfolio  manager for Janus  Capital  Corporation  from 1986 until 1997.  Mr.
Hillary,  Portfolio Manager and Senior Analyst,  is a founding member of Marsico Capital.  Prior to joining Marsico
Capital in 1997, he was a portfolio manager at W.H. Reaves.

Massachusetts  Financial Services Company ("MFS"), which is located at 500 Boylston Street,  Boston,  Massachusetts
02116,  serves as  Sub-advisor  for the AST MFS Growth  Portfolio.  MFS and its  predecessor  organizations  have a history of money  management  dating from 1924.  As of December 31, 2002,  the net assets under the  management  of the MFS organization were approximately $112 billion.

         The portfolio  manager  responsible  for the management of the AST MFS Growth  Portfolio is Stephen Pesek.
Mr. Pesek, a Senior Vice  President of MFS, has managed the Portfolio  since its inception and has been employed by
MFS in the investment management area since 1994.

Neuberger Berman Management Inc. ("NB  Management"),  605 Third Avenue,  New York, NY 10158,  serves as Sub-advisor for the AST Neuberger  Berman Mid-Cap Growth  Portfolio and the AST Neuberger  Berman Mid-Cap Value  Portfolio.  NB
Management and its  predecessor  firms have  specialized  in the  management of mutual funds since 1950.  Neuberger
Berman,  LLC, an  affiliate  of NB  Management,  acts as a principal  broker in the  purchase and sale of portfolio securities  for the  Portfolios  for which it serves as  Sub-advisor,  and  provides  NB  Management  with  certain assistance in the  management of the Portfolios  without added cost to the  Portfolios or ASISI.  NB Management and its affiliates manage securities  accounts,  including mutual funds, that had approximately $56.1 billion of assets as of December 31, 2002.

         The  AST  Neuberger  Berman  Mid-Cap  Growth  Portfolio  is  managed  by a team  lead  by Jon D.  Brorson, consisting of the following lead  portfolio  managers,  each of whom has managed the Portfolio  since January 2003.
Jon D. Brorson has  co-managed an equity mutual fund and managed  other equity  portfolios  since 1990 at two other investment  managers,  where he also had  responsibility  for investment  research,  sales and trading.  Kenneth J.
Turek has managed or co-managed two equity mutual funds and other equity  portfolios  for several other  investment managers since 1985.  Each team member is a Vice  President of NB Management  and a Managing  Director of Neuberger
Berman, LLC.

         The portfolio  manager  responsible  for the  day-to-day  management of the AST Neuberger  Berman  Mid-Cap
Value  Portfolio  is Andrew  Wellington.  Mr.  Wellington  has been  managing  the  Portfolio  since May 2003.  Mr.
Wellington  has been with NB  Management  since 2001,  where he is  currently a Managing  Director  and a Portfolio
Manager.  From 2000 until  2001,  Mr.  Wellington  served as a  Portfolio  Manager at Pzena  Investment  Management
("Pzena").  From 1996 until 1999, he served as a Senior Research Analyst at Pzena.

Pacific  Investment  Management  Company LLC ("PIMCO")  serves as  Sub-advisor  for the AST PIMCO Total Return Bond
Portfolio and the AST PIMCO Limited  Maturity Bond  Portfolio.  PIMCO,  located at 840 Newport Center Drive,  Suite
300,  Newport Beach,  California  92660 is an investment  counseling firm founded in 1971. As of December 31, 2002, had approximately $304.6 billion of assets under management.

         William H. Gross,  Managing  Director,  Chief Investment  Officer and founding partner of PIMCO has, since the inception of each portfolio,  led a portfolio  management team responsible for developing and implementing each portfolio's investment strategy.

Pilgrim  Baxter &  Associates,  Ltd.  ("Pilgrim  Baxter"),  1400  Liberty  Ridge Drive,  Wayne,  PA 19087 serves as
Sub-advisor  for the AST PBHG  Small-Cap  Growth  Portfolio.  Founded in 1982,  Pilgrim Baxter serves as investment advisor to the PBHG Funds,  as well as advisor or  sub-advisor  to pension  and  profit-sharing  plans,  charitable institutions,  corporations,  trusts and other  investment  companies.  As of December  31,  2002,  Pilgrim  Baxter managed assets worth in excess of $8.6 billion.

         The portfolio  managers  responsible for management of the AST PBHG Small-Cap  Growth  Portfolio are James
M. Smith,  CFA and Jerome J.  Heppelmann,  CFA.  They have managed the Portfolio  since  Pilgrim  Baxter became the
Portfolio's  sub-advisor in September  2001.  Mr. Smith joined  Pilgrim  Baxter in 1993 as a portfolio  manager and has over 21 years of equity  portfolio  management  experience.  Mr.  Heppelmann  joined Pilgrim Baxter in 1994 and has been a member of its equity investments team since 1997.

William Blair & Company,  L.L.C., located at 222 West Adams Street, Chicago,  Illinois 60606, serves as Sub-advisor to the AST William Blair  International  Growth Portfolio.  Since its founding in 1935, the firm has been dedicated to  researching,  financing  and  investing  in high quality  growth  companies  through  four  primary  divisions:
investment  banking,  sales and trading,  asset  management and private capital.  As of December 31, 2002,  William
Blair managed approximately $11.9 billion in assets.

         The portfolio  manager  responsible  for the day-today  management of the AST William Blair  International
Growth  Portfolio is W. George  Greig.  Mr. Greig is a principal of William Blair and joined the firm in 1996 as an international  portfolio  manager and has managed the Fund since William Blair became its  sub-advisor  in November
2002.

Fees and Expenses:

         Investment  Management  Fees.  ASISI  receives a fee,  payable  each  month,  for the  performance  of its services.  ASISI pays each  Sub-advisor a portion of such fee for the performance of the  Sub-advisory  services at no additional  cost to any  Portfolio.  The Investment  Management  fee for each Portfolio will differ,  reflecting the differing  objectives,  policies and restrictions of each Portfolio.  Each Portfolio's fee is accrued daily for the purposes of  determining  the sale and  redemption  price of the  Portfolio's  shares.  Each Portfolio will pay advisory fees under its New  Management  Agreement at the same advisory fee rate  currently  paid by such Portfolio under its  Current  Management  Agreement.  PI will not  receive a fee for its  services  under the New  Management
Agreements.

         The fees  paid to ASISI  for the  fiscal  year  ended  December  31,  2002 by each  Portfolio  that was in operation for that entire fiscal year,  stated as a percentage of the  Portfolio's  average daily net assets,  were as follows:

Portfolio:                                                                               Annual Rate:
----------                                                                               ------------

AST William Blair International Growth Portfolio:                                            0.99%
AST American Century International Growth Portfolio:                                         1.00%
AST PBHG Small-Cap Growth Portfolio:                                                         0.90%
AST DeAM Small-Cap Growth Portfolio:                                                         0.80%
AST Goldman Sachs Small-Cap Value Portfolio:                                                 0.95%
AST Gabelli Small-Cap Value Portfolio:                                                       0.90%
AST Goldman Sachs Mid-Cap Portfolio                                                          0.99%
AST Neuberger Berman Mid-Cap Growth Portfolio:                                               0.90%
AST Neuberger Berman Mid-Cap Value Portfolio:                                                0.90%
AST Alger All-Cap Growth Portfolio:                                                          0.95%
AST MFS Growth Portfolio                                                                     0.90%
AST Marsico Capital Growth Portfolio:                                                        0.89%
AST Goldman Sachs Concentrated Growth Portfolio:                                             0.87%
AST Cohen & Steers Realty Portfolio:                                                         1.00%
AST American Century Income & Growth Portfolio:                                              0.75%
AST INVESCO Capital Income Portfolio:                                                        0.75%
AST PIMCO Total Return Bond Portfolio:                                                       0.63%
AST PIMCO Limited Maturity Bond Portfolio:                                                   0.65%

         For more information about investment  management fees,  including voluntary fee waivers and the fee rates applicable  at various  asset  levels,  and the fees payable by ASISI to each of the  Sub-advisors,  please see the
Trust's SAI under "Investment Advisory and Other Services."

         Other  Expenses.  In  addition  to  Investment  Management  fees,  each  Portfolio  pays  other  expenses, including  costs incurred in connection  with the  maintenance of its  securities law  registrations,  printing and mailing  prospectuses  and  statements of additional  information  to  shareholders,  certain  office and financial accounting  services,  taxes or  governmental  fees,  brokerage  commissions,  custodial,  transfer and shareholder servicing  agent  costs,  expenses of outside  counsel and  independent  accountants,  preparation  of  shareholder reports  and  expenses  of  trustee  and  shareholder  meetings.  The  Trust may also pay  Participating  Insurance
Companies for printing and delivery of certain documents  (including  prospectuses,  semi-annual and annual reports and any proxy  materials)  to holders of variable  annuity  contracts and variable life  insurance  policies  whose assets are invested in the Trust.  Expenses not directly  attributable to any specific  Portfolio or Portfolios are allocated on the basis of the net assets of the Portfolios.

         Distribution  Plan. The Trust has adopted a Distribution Plan (the  "Distribution  Plan") under Rule 12b-1 under the Investment  Company Act of 1940 to permit  American  Skandia  Marketing,  Inc.  ("ASM"),  an affiliate of
ASISI,  to  receive  brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by the
Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolios.  Under the Distribution
Plan,  transactions  for the purchase and sale of securities for a Portfolio may be directed to certain brokers for execution  ("clearing  brokers")  who  have  agreed  to pay part of the  brokerage  commissions  received  on these transactions  to ASM for  "introducing"  transactions to the clearing  broker.  In turn, ASM will use the brokerage commissions received as an introducing broker to pay various  distribution-related  expenses,  such as advertising, printing of sales  materials,  and  payments to dealers.  No Portfolio  will pay any new fees or charges  resulting from the  Distribution  Plan, nor is it expected that the brokerage  commissions  paid by a Portfolio will increase as the result of implementation of the Distribution Plan.

TAX MATTERS:

..........Each  Portfolio  intends  to  distribute  substantially  all its net  investment  income.  Dividends  from investment  income are expected to be declared  and  distributed  annually,  although the Trustees of the Trust may decide to declare  dividends at other  intervals.  Similarly,  any net realized long- and short-term  capital gains of each  Portfolio  will be declared and  distributed  at least  annually  either  during or after the close of the
Portfolio's  fiscal  year.  Distributions  will be made  to the  various  separate  accounts  of the  Participating
Insurance  Companies  and  to  qualified  plans  (not  to  holders  of  variable  insurance  contracts  or to  plan participants)  in the form of additional  shares (not in cash).  The result is that the  investment  performance of the  Portfolios,  either in the form of dividends or capital gains,  will be reflected in the value of the variable contracts or the qualified plans.

..........Holders  of  variable  annuity   contracts  or  variable  life  insurance   policies  should  consult  the
prospectuses of their  respective  contracts or policies for information on the federal income tax  consequences to such holders,  and plan  participants  should consult any applicable  plan documents for information on the federal income  tax  consequences  to  such  participants.  In  addition,  variable  contract  owners  and  qualified  plan participants  may wish to consult  with their own tax advisors as to the tax  consequences  of  investments  in the
Trust, including the application of state and local taxes.

                                   This page has been intentionally left blank.

FINANCIAL HIGHLIGHTS:
The financial  highlights  table is intended to help you understand the Portfolios'  financial  performance for the past five years (or,  for  Portfolios  that have not been in  operation  for five years,  since their  inceptions).
Certain  information  reflects  financial  results for a single  Portfolio  share.  The total  returns in the table represent  the rate that an investor  would have earned or lost in a Portfolio.  The  information  has been audited by Deloitte & Touche LLP, the Trust's  independent  auditors.  The report of the independent  auditors,  along with the  Portfolios'  financial  statements,  are included in the annual reports of the separate  accounts  funding the variable annuity  contracts and variable life insurance  policies,  which are available without charge upon request to the Trust at One Corporate Drive, Shelton, Connecticut or by calling (800) 752-6342.

                                                  INCREASE (DECREASE) FROM
                                                           INVESTMENT OPERATIONS                            LESS DISTRIBUTIONS
                                            ----------------------------------------------------------------------------------------

                                NET ASSET      NET
NET ASSET
                                   VALUE   INVESTMENT   NET REALIZED     TOTAL FROM  FROM NET    FROM NET
VALUE
                        PERIOD   BEGINNING   INCOME    & UNREALIZED      INVESTMENT INVESTMENT   REALIZED
TOTAL                   END
PORTFOLIO               ENDED    OF PERIOD     (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME       GAINS
---------               -----    ---------     ------     -----------   ----------   ------       -----
DISTRIBUTIONS           OF PERIOD
-------------           ---------

AST Goldman Sachs      12/31/02  $   23.97   $   0.06    $   (7.18)   $   (7.12)   $   (0.14) $   --        $   (0.14)    $   16.71
Concentrated Growth    12/31/01      35.08       0.13       (11.24)      (11.11)       --         --            --            23.97
                       12/31/00      55.21      (0.06)      (15.55)      (15.61)       (0.07)     (4.45)        (4.52)        35.08
                       12/31/99      37.00       0.05        19.65        19.70        --         (1.49)        (1.49)        55.21
                       12/31/98      23.15       0.04        15.10        15.14        (0.08)     (1.21)        (1.29)        37.00

AST Neuberger Berman   12/31/02  $   15.41   $   0.03    $   (1.56)   $   (1.53)   $   (0.08) $   (0.71)    $   (0.79)    $   13.09
Mid-Cap Value**        12/31/01      16.85       0.08        (0.60)       (0.52)       (0.02)     (0.90)        (0.92)        15.41
                       12/31/00      13.32       0.02         3.60         3.62        (0.04)     (0.05)        (0.09)        16.85
                       12/31/99      13.16       0.10         0.60         0.70        (0.24)     (0.30)        (0.54)        13.32
                       12/31/98      15.15       0.21        (0.52)       (0.31)       (0.36)     (1.32)        (1.68)        13.16

AST PIMCO Total        12/31/02          $   11.93        $   0.39     $   0.66     $   1.05  $   (0.52)    $   (0.22)   $   (0.74)
$   12.24
Return Bond            12/31/01                 11.60         0.56         0.42         0.98      (0.65)        --           (0.65)
11.93
                       12/31/00                 10.99         0.65         0.56         1.21      (0.60)        --           (0.60)
11.60
                       12/31/99                 12.02         0.58        (0.71)       (0.13)     (0.52)        (0.38)       (0.90)
10.99
                       12/31/98                 11.72         0.49         0.56         1.05      (0.51)        (0.24)       (0.75)
12.02

AST INVESCO Capital    12/31/02             $   15.59     $   0.30    $   (2.96)   $   (2.66) $   (0.38)    $   --       $   (0.38)
$   12.55
Income                 12/31/01                 17.59         0.34        (1.82)       (1.48)     (0.36)        (0.16)       (0.52)
 15.59
                       12/31/00                 18.65         0.38         0.32         0.70      (0.36)        (1.40)       (1.76)
17.59
                       12/31/99                 17.50         0.36         1.61         1.97      (0.32)        (0.50)       (0.82)
18.65
                       12/31/98                 16.51         0.31         1.81         2.12      (0.32)        (0.81)       (1.13)
17.50

AST PBHG Small-Cap     12/31/02             $   15.87    $   (0.13)   $   (5.33)   $   (5.46) $   --        $   --           $   --
$   10.41
Growth***              12/31/01                 20.30        (0.07)       (1.27)       (1.34)     --            (3.09)       (3.09)
 15.87
                       12/31/00                 42.61        (0.22)      (18.08)      (18.30)     --            (4.01)       (4.01)
20.30
                       12/31/99                 17.61        (0.03)       25.03        25.00      --            --               --
42.61
                       12/31/98                 17.81        (0.08)        0.73         0.65      --            (0.85)       (0.85)
17.61

AST Neuberger Berman   12/31/02             $   13.65    $   (0.13)   $   (4.13)   $   (4.26) $   --        $   --           $   --
$   9.39
Mid-Cap Growth+        12/31/01                 21.63        (0.06)       (5.02)       (5.08)     --            (2.90)       (2.90)
 13.65
                       12/31/00                 24.03        (0.04)       (1.74)       (1.78)     --            (0.62)       (0.62)
21.63
                       12/31/99                 17.26        (0.11)        8.21         8.10      --            (1.33)       (1.33)
24.03
                       12/31/98                 16.61        (0.05)        3.31         3.26      (0.01)        (2.60)       (2.61)
17.26

AST PIMCO Limited      12/31/02             $   11.30     $   0.24     $   0.43     $   0.67  $   (0.47)    $   (0.14)  $   (0.61)
$   11.36
Maturity Bond          12/31/01                 11.07         0.50         0.36         0.86      (0.63)        --           (0.63)
11.30
                       12/31/00                 10.84         0.68         0.17         0.85      (0.62)        --           (0.62)
11.07
                       12/31/99                 11.08         0.59        (0.22)        0.37      (0.61)        --           (0.61)
10.84
                       12/31/98                 11.02         0.56         0.03         0.59      (0.53)        --           (0.53)
11.08

AST William Blair      12/31/02             $   10.39     $   0.11    $   (2.71)   $   (2.60) $   (0.33)    $   --      $   (0.33)
$   7.46
International Growth   12/31/01                 18.72         0.12        (3.73)       (3.61)     (0.82)        (3.90)       (4.72)
 10.39
                       12/31/00                 25.10        (0.04)       (6.03)       (6.07)     (0.13)        (0.18)       (0.31)
18.72
                       12/31/99                 13.74        (0.03)       11.39        11.36      --            --               --
25.10
                       12/31/98                 11.87         0.04         1.88         1.92      (0.05)        --           (0.05)
13.74

-------------------------------------------------------------------------------------------------------------------
* For 1999 and 2000, includes commissions received by American Skandia Marketing, Inc. under the Trust's
Distribution Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
**Prior to May 1, 1998, Federated  Investment  Counseling served as Sub-advisor to the AST Neuberger Berman Mid-Cap
Value Portfolio (formerly,  the Federated Utility Income Portfolio).  Neuberger Berman Management,  Inc. has served as Sub-advisor to the Portfolio since May 1, 1998.
*** From January 1, 1999 to September  14, 2001,  Janus Capital  Management  LLC served as  Sub-advisor  to the AST
PBHG Small-Cap Growth Portfolio  (formerly,  the AST Janus Small-Cap Growth  Portfolio).  Prior to January 1, 1999,
Founders  Asset  Management LLC served as  Sub-advisor  to the  Portfolio.  Pilgrim  Baxter & Associates,  Ltd. has
served as Sub-advisor to the Portfolio since September 17, 2001.
+ Prior to May 1, 1998,  Berger  Associates,  Inc. served as Sub-advisor to the AST Neuberger Berman Mid-Cap Growth
Portfolio  (formerly,  the Berger  Capital  Growth  Portfolio).  Neuberger  Berman  Management  Inc.  has served as
Sub-advisor to the Portfolio since May 1, 1998.

                                                                            RATIOS OF EXPENSES
               SUPPLEMENTAL DATA                                           TO AVERAGE NET ASSETS*
    --------------------------------------------                   ----------------------------------

                                                                 AFTER ADVISORY       BEFORE ADVISORY
RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER
INVESTMENT INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE
(LOSS) TO AVERAGE
RETURN            (IN 000'S)               RATE                  REIMBURSEMENT         REIMBURSEMENT
------            ----------               ----                  -------------         -------------
NET ASSETS
----------

 (29.84%)       $1,147,612                  109%                       1.06%                 1.09%                    0.23%
 (31.67%)        2,452,732                   46%                       1.04%                 1.07%                    0.45%
 (30.97%)        4,262,410                   34%                       1.00%                 1.04%                   (0.13%)
  55.01%         5,923,778                   35%                       1.00%                 1.04%                    0.12%
  68.26%         3,255,658                   42%                       1.02%                 1.04%                    0.16%

(10.56%)       $   760,973                   92%                       1.16%                 1.16%                    0.20%
 (3.03%)         1,003,034                  221%                       1.22%                 1.22%                    0.55%
  27.49%           978,649                  220%                       1.24%                 1.24%                    0.19%
   5.67%           664,383                  176%                       1.13%                 1.13%                    0.39%
  (2.33%)          271,968                  208%                       1.05%                 1.05%                    1.83%

   9.22%        $2,255,048                  229%                       0.78%                 0.80%                    3.90%
   8.87%         1,638,346                  343%                       0.79%                 0.81%                    5.02%
  11.57%         1,258,218                  365%                       0.82%                 0.82%                    6.14%
  (1.09%)        1,005,763                  227%                       0.82%                 0.82%                    5.46%
     9.46%         896,497                  231%                       0.83%                 0.83%                    5.24%

 (17.49%)      $   660,533                   32%                       0.95%                 0.95%                    1.80%
  (8.59%)        1,029,069                   26%                       0.91%                 0.92%                    2.17%
                     4.74%             1,173,070                      55%                    0.94%                    0.95%
2.25%
   11.74%        1,048,064                   76%                       0.93%                 0.93%                    2.10%
   13.34%          831,482                   67%                       0.93%                 0.93%                    2.17%

 (34.41%)      $   254,026                  123%                       1.23%                 1.23%                   (0.74%)
  (6.47%)          494,900                  136%                       1.16%                 1.16%                   (0.51%)
 (48.16%)          592,038                   85%                       1.07%                 1.07%                   (0.54%)
  141.96%        1,443,211                  116%                       1.08%                 1.08%                   (0.46%)
   3.49%           285,847                  100%                       1.12%                 1.12%                   (0.53%)

 (31.21%)      $   287,458                  104%                       1.16%                 1.16%                   (0.84%)
 (25.79%)          518,580                  117%                       1.12%                 1.12%                   (0.60%)
  (8.07%)          719,405                  121%                       1.09%                 1.09%                   (0.55%)
  51.37%           394,325                  148%                       1.13%                 1.13%                   (0.71%)
  20.65%           261,792                  228%                       1.07%                 1.07%                   (0.34%)

   6.21%        $1,058,843                  271%                       0.83%                 0.83%                    2.87%
   7.97%           611,197                  445%                       0.83%                 0.83%                    5.10%
   8.43%           417,842                  171%                       0.87%                 0.87%                    6.14%
   3.37%           406,604                  178%                       0.86%                 0.86%                    5.51%
   5.72%           349,707                  263%                       0.86%                 0.86%                    5.70%

 (25.67%)      $   318,832                   94%                       1.32%                 1.32%                    0.41%
 (23.55%)          587,377                   74%                       1.24%                 1.24%                    0.64%
 (24.62%)        1,094,019                   75%                       1.18%                 1.19%                   (0.02%)
  82.68%         1,551,045                   76%                       1.23%                 1.23%                   (0.18%)
  16.22%           607,206                   97%                       1.27%                 1.27%                    0.32%

-------------------------------------------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                  INCREASE (DECREASE) FROM
                                                     INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                            -------------------------------------    ------------------------------

                               NET ASSET       NET
NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET
VALUE
                      PERIOD   BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED
TOTAL                 END
PORTFOLIO             ENDED     OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS
---------             -----     ---------      ------     -----------   ----------   ------      -----
DISTRIBUTIONS         OF PERIOD
-------------         ---------

AST American Century   12/31/02$   12.17     $   0.09    $   (2.46)   $   (2.37)   $   --     $   --        $   --      $      9.80
International Growth** 12/31/01   18.16          0.13        (4.83)       (4.70)       (0.08)     (1.21)        (1.29)        12.17
                       12/31/00   22.40          0.03        (3.45)       (3.42)       --         (0.82)        (0.82)        18.16
                       12/31/99   13.66         (0.04)        8.88         8.84        --         (0.10)        (0.10)        22.40
                       12/31/98   11.52          0.03         2.12         2.15        (0.01)     --            (0.01)        13.66

AST Gabelli Small-Cap  12/31/02$   13.07     $   0.03    $   (1.23)   $   (1.20)   $   (0.06) $   (0.22)    $   (0.28)    $   11.59
Value***               12/31/01   13.02          0.04         0.84         0.88        (0.07)     (0.76)        (0.83)        13.07
                       12/31/00   11.39          0.10         2.23         2.33        (0.07)     (0.63)        (0.70)        13.02
                       12/31/99   11.44          0.08        (0.03)        0.05        (0.10)     --            (0.10)        11.39
                       12/31/98   12.88          0.09        (1.42)       (1.33)       (0.05)     (0.06)        (0.11)        11.44

AST Marsico Capital Growth     12/31/02     $   13.88    $   (0.04)   $   (2.12)   $   (2.16) $   --        $   --           $   --
$   11.72
                       12/31/01   18.10         (0.04)       (3.84)       (3.88)       --         (0.34)        (0.34)        13.88
                       12/31/00   21.63         (0.01)       (3.00)       (3.01)       --         (0.52)        (0.52)        18.10
                       12/31/99   14.20         (0.03)        7.48         7.45        (0.01)     (0.01)        (0.02)        21.63
                       12/31/98   10.03         --            4.17         4.17        --         --            --            14.20

AST Cohen & Steers Realty      12/31/02     $   10.11     $   0.49    $   (0.22)    $   0.27  $   (0.33)    $   --      $   (0.33)
$   10.55
                       12/31/01   10.18          0.50        (0.23)        0.27        (0.34)     --            (0.34)        10.11
                       12/31/00    8.36          0.32         1.78         2.10        (0.28)     --            (0.28)        10.18
                       12/31/99    8.41          0.33        (0.15)        0.18        (0.23)     --            (0.23)         8.36
                       12/31/98(1)10.00          0.28        (1.87)       (1.59)       --         --            --             8.41

AST Goldman Sachs      12/31/02$   15.55     $   0.11    $   (1.21)   $   (1.10)   $   (0.06) $   (1.43)    $   (1.49)    $   12.96
Small-Cap Value*&      12/31/01   14.55          0.08         1.34         1.42        --         (0.42)        (0.42)        15.55
                       12/31/00   10.87          0.01         3.67         3.68        --         --            --            14.55
                       12/31/99    9.99         (0.03)        0.91         0.88        --         --            --            10.87
                       12/31/98(1)10.00         (0.01)       --           (0.01)       --         --            --             9.99

AST DeAM Small-Cap     12/31/02$   7.03     $   (0.01)   $   (1.85)   $   (1.86)   $   --     $   --        $   --         $   5.17
Growth++               12/31/01   11.72         (0.05)       (2.95)       (3.00)       --         (1.69)        (1.69)         7.03
                       12/31/00   15.59         (0.08)       (2.90)       (2.98)       --         (0.89)        (0.89)        11.72
                       12/31/99(2)10.00         (0.05)        5.64         5.59        --         --            --            15.59

AST MFS Growth+++      12/31/02$   8.27     $   (0.02)   $   (2.31)   $   (2.33)   $   --                $   --              $   --
$   5.94
                       12/31/01   10.56         (0.01)       (2.28)       (2.29        --      --                8.27
                       12/31/00   11.30          0.01        (0.75)       (0.74)       --      --               --            10.56
                       12/31/99(3)10.00          0.01         1.29         1.30        --      --               --            11.30

AST Alger All-Cap      12/31/02$   5.70     $   (0.04)   $   (2.00)   $   (2.04)   $   --                $   --              $   --
$   3.66
Growth                 12/31/01    6.84         (0.02)       (1.12)       (1.14)       --     --                --             5.70
                       12/31/00(4)10.00         --           (3.16)        3.16)       --     --                --             6.84

AST Goldman Sachs      12/31/02$   3.97     $   (0.02)   $   (1.07)   $   (1.09)   $   --                $   --                     $   --
$   2.88
Mid-Cap Growth         12/31/01    6.64         (0.03)       (2.64)       (2.67)       --     --                      --       3.97
                       12/31/00(5)10.00          0.01        (3.37)       (3.36)       --     --               --              6.64

AST American Century   12/31/02$   11.84     $   0.12    $   (2.45)   $   (2.33)   $   (0.10)  $   --       $   (0.10)     $   9.41
Income & Growth+=      12/31/01   13.02          0.10        (1.19)       (1.09)       (0.09)     --            (0.09)        11.84
                       12/31/00   15.65          0.07        (1.74)       (1.67)       (0.08)     (0.88)        (0.96)        13.02
                       12/31/99   13.47          0.09         2.84         2.93        (0.11)     (0.64)        (0.75)        15.65
                       12/31/98   12.23          0.11         1.38         1.49        (0.07)     (0.18)        (0.25)        13.47

-------------------------------------------------------------------------------------------------------------------
(1) Commenced operations on January 2, 1998.
(2) Commenced operations on January 4, 1999.
(3) Commenced operations on October 18, 1999.
(4) Commenced operations on January 3, 2000.
(5) Commenced operations on May 1, 2000.
* For 1999 and 2000,  includes  commissions  received  by  American  Skandia  Marketing,  Inc.  under  the  Trust's
Distribution Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
** Acquired the AST American Century International Growth Portfolio II on September 24, 2001.
*** Prior to October 23, 2000, T. Rowe Price  Associates,  Inc. served as Sub-advisor to the AST Gabelli  Small-Cap
Value  Portfolio  (formerly,  the AST T. Rowe Price Small  Company  Value  Portfolio).  GAMCO  Investors,  Inc. has
served as Sub-advisor to the Portfolio since October 23, 2000.
*& Prior to May 1, 2001,  Lord,  Abbett & Co.  served as  Sub-advisor  to the AST  Goldman  Sachs  Small-Cap  Value
Portfolio  (formerly,  the AST Lord Abbett Small Cap Value  Portfolio).  Goldman Sachs Asset  Management has served as Sub-advisor to the Portfolio since May 1, 2001.
++ Prior to December 10, 2001,  Zurich Scudder  Investments,  Inc.  served as Sub-advisor to the AST DeAM Small-Cap
Growth Portfolio  (formerly,  the AST Scudder  Small-Cap Growth  Portfolio).  Deutsche Asset  Management,  Inc. has
served as Sub-advisor to the Portfolio since December 10, 2001.
+++ Acquired the AST Alger Growth Portfolio on February 16, 2001.
+= Prior to May 4, 1999,  Putnam  Investment  Management,  Inc.  served as Sub-advisor to the AST American  Century
Income & Growth  Portfolio  (formerly,  the AST  Putnam  Value  Growth  and  Income  Portfolio).  American  Century
Investment Management, Inc. has served as Sub-advisor to the Portfolio since May 4, 1999.

                                                                            RATIOS OF EXPENSES
           SUPPLEMENTAL DATA                                                  TO AVERAGE NET ASSETS*
    ----------------------------------------                       ---------------------------------------

                                                                 AFTER ADVISORY       BEFORE ADVISORY
RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER
INVESTMENT INCOME
      TOTAL     END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE
(LOSS) TO AVERAGE
    RETURN         (IN 000'S)              RATE                  REIMBURSEMENT         REIMBURSEMENT
    ------         ----------              ----                  -------------         -------------
NET ASSETS
----------

  (19.47%)     $   373,998                  236%                       1.25%                 1.25%                    0.73%
  (27.27%)         518,126                  176%                       1.28%                 1.28%                    0.56%
  (16.10%)         332,504                  126%                       1.27%                 1.27%                   (0.04%)
   65.20%          154,226                  112%                       1.50%                 1.50%                   (0.32%)
   18.68%           77,733                  220%                       1.65%                 1.65%                    0.10%

   (9.38%)     $   501,070                   24%                       1.10%                 1.10%                    0.20%
     6.98%         538,479                   59%                       1.08%                 1.08%                    0.54%
   21.86%          333,586                   88%                       1.12%                 1.12%                    0.87%
     0.58%         261,493                   26%                       1.11%                 1.11%                    0.64%
  (10.53%)         304,072                   10%                       1.11%                 1.11%                    0.93%

  (15.56%)      $1,081,101                  109%                       1.09%                 1.10%                   (0.29%)
  (21.71%)       1,252,427                  111%                       1.06%                 1.08%                   (0.25%)
  (14.25%)       1,770,849                  118%                       1.04%                 1.06%                   (0.09%)
   52.58%        1,723,736                  115%                       1.08%                 1.08%                   (0.25%)
   41.59%          594,966                  213%                       1.11%                 1.11%                    0.16%

    2.65%       $  177,520                   60%                       1.26%                 1.26%                    5.11%
     2.85%         139,631                   59%                       1.21%                 1.21%                    5.01%
   26.19%          132,486                   59%                       1.28%                 1.28%                    5.21%
     2.26%          56,697                   51%                       1.27%                 1.27%                    4.95%
  (16.00%)          33,025                   18%                       1.30%                 1.30%                    5.02%

   (7.93%)     $   315,101                  129%                       1.27%                 1.27%                    0.62%
     9.91%         432,511                  159%                       1.18%                 1.18%                    0.69%
   33.85%          227,759                   67%                       1.15%                 1.15%                   (0.13%)
     8.81%          74,192                   85%                       1.24%                 1.24%                   (0.36%)
   (0.10%)          41,788                   58%                       1.31%                 1.31%                   (0.21%)

  (26.46%)      $  293,297                  132%                       1.00%                 1.15%                   (0.12%)
  (28.43%)         537,324                  196%                       1.16%                 1.17%                   (0.64%)
  (20.95%)         791,839                  136%                       1.11%                 1.13%                   (0.67%)
   55.90%          841,984                  133%                       1.14%                 1.14%                   (0.67%)

  (28.17%)     $   526,085                  198%                       1.18%                 1.18%                   (0.28%)
  (21.68%)         974,397                  210%                       1.11%                 1.11%                   (0.12%)
   (6.53%)          82,051                  243%                       1.24%                 1.24%                    0.08%
   13.00%            4,868                   60%                       1.35%                 1.35%                    0.76%

  (35.79%)      $  323,286                  182%                       1.29%                 1.29%                   (0.67%)
-------------------------------------------------------------------------------------------------------------------
  (16.67%)         743,059                  150%                       1.20%                 1.20%                   (0.37%)
  (31.60%)         205,079                  123%                       1.24%                 1.24%                   (0.05%)

-------------------------------------------------------------------------------------------------------------------
  (27.46%)     $    61,373                  162%                       1.31%                 1.33%                   (0.65%)
-------------------------------------------------------------------------------------------------------------------
  (40.17%)          71,039                  203%                       1.34%                 1.34%                   (0.63%)
  (33.60%)          65,098                   55%                       1.28%                 1.28%                    0.18%
-------------------------------------------------------------------------------------------------------------------

  (19.81%)     $   259,122                   83%                       0.98%                 0.98%                    1.04%
   (8.44%)         374,739                   55%                       0.94%                 0.94%                    0.76%
  (10.77%)         487,880                   61%                       0.94%                 0.94%                    0.68%
   22.98%          360,630                  125%                       0.98%                 0.98%                    0.86%
   12.27%          189,871                   87%                       1.00%                 1.00%                    1.05%

CERTAIN RISK FACTORS AND INVESTMENT METHODS:
-------------------------------------------------------------------------------------------------------------------

..........The following is a description  of certain  securities  and  investment  methods that the  Portfolios  may invest in or use, and certain of the risks  associated  with such  securities and investment  methods.  The primary investment  focus of each Portfolio is described  above under  "Investment  Objective and Policies" and an investor should  refer to that  section to obtain  information  about  each  Portfolio.  In  general,  whether a  particular
Portfolio  may invest in a specific  type of  security or use an  investment  method is  described  above or in the
Trust's SAI under  "Investment  Objectives  and  Policies."  As noted  below,  however,  certain  risk  factors and investment methods apply to all or most of the Portfolios.

DERIVATIVE INSTRUMENTS:

..........To the extent permitted by the investment  objectives and policies of a Portfolio,  a Portfolio may invest in securities and other  instruments  that are commonly  referred to as  "derivatives."  For instance,  a Portfolio may  purchase  and write  (sell) call and put options on  securities,  securities  indices and foreign  currencies, enter into futures contracts and use options on futures  contracts,  and enter into swap agreements with respect to foreign currencies,  interest rates, and securities indices. In general,  derivative  instruments are securities or other instruments whose value is derived from or related to the value of some other instrument or asset.

..........There  are  many  types  of  derivatives  and  many  different  ways to use  them.  Some  derivatives  and derivative  strategies  involve  very little risk,  while  others can be extremely  risky and can lead to losses in excess of the amount  invested in the  derivative.  A Portfolio may use  derivatives  to hedge  against  changes in interest rates,  foreign currency exchange rates or securities  prices, to generate income, as a low cost method of gaining exposure to a particular  securities  market without investing  directly in those securities,  or for other reasons.

..........The use of these strategies  involves  certain special risks,  including the risk that the price movements of derivative  instruments  will not correspond  exactly with those of the investments from which they are derived.
In addition,  strategies  involving  derivative  instruments  that are intended to reduce the risk of loss can also reduce the  opportunity  for gain.  Furthermore,  regulatory  requirements  for a Portfolio  to set aside assets to meet its  obligations  with  respect to  derivatives  may result in a  Portfolio  being  unable to purchase or sell securities  when it would  otherwise  be  favorable  to do so, or in a Portfolio  needing to sell  securities  at a disadvantageous  time. A Portfolio may also be unable to close out its  derivatives  positions when desired.  There is no assurance that a Portfolio will engage in derivative  transactions.  Certain derivative  instruments and some of their risks are described in more detail below.

..........Options.  Most of the  Portfolios  may  purchase  or  write  (sell)  call or put  options  on  securities, financial  indices or  currencies.  The  purchaser  of an option on a security  or  currency  obtains  the right to purchase  (in the case of a call  option) or sell (in the case of a put  option)  the  security  or  currency  at a specified  price  within a limited  period of time.  Upon  exercise by the  purchaser,  the writer  (seller) of the option  has the  obligation  to buy or  sell  the  underlying  security  at the  exercise  price.  An  option  on a securities  index is similar to an option on an individual  security,  except that the value of the option  depends on the value of the securities comprising the index, and all settlements are made in cash.

..........A  Portfolio  will pay a premium to the party  writing the option when it  purchases  an option.  In order for a call option  purchased by a Portfolio to be  profitable,  the market price of the  underlying  security  must rise sufficiently  above the exercise price to cover the premium and other transaction costs.  Similarly,  in order for a put option to be profitable,  the market price of the  underlying  security must decline  sufficiently  below the exercise price to cover the premium and other transaction costs.

..........Generally,  the Portfolios will write call options only if they are covered (i.e.,  the Portfolio owns the security  subject  to the option or has the right to acquire it  without  additional  cost or, if  additional  cash consideration  is  required,  cash or other assets  determined  to be liquid in such amount are  segregated  on the
Portfolios'  records).  By writing a call option,  a Portfolio  assumes the risk that it may be required to deliver a security for a price lower than its market value at the time the option is  exercised.  Effectively,  a Portfolio that writes a covered call option  gives up the  opportunity  for gain above the  exercise  price should the market price of the  underlying  security  increase,  but  retains  the risk of loss  should  the price of the  underlying security  decline.  A Portfolio will write call options in order to obtain a return from the premiums  received and will retain the premiums  whether or not the options are exercised,  which will help offset a decline in the market value of the  underlying  securities.  A  Portfolio  that  writes a put option  likewise  receives  a premium,  but assumes the risk that it may be required to purchase  the  underlying  security at a price in excess of its current market value.

         A  Portfolio  may sell an option that it has  previously  purchased  prior to the  purchase or sale of the underlying  security.  Any such sale would  result in a gain or loss  depending  on whether the amount  received on the sale is more or less than the  premium  and  other  transaction  costs  paid on the  option.  A  Portfolio  may terminate  an option it has  written by entering  into a closing  purchase  transaction  in which it  purchases  an option of the same series as the option written.

         Futures  Contracts and Related  Options.  Each Portfolio  (except the AST Neuberger  Berman Mid-Cap Growth
Portfolio and the AST Neuberger  Berman Mid-Cap Value  Portfolio) may enter into  financial  futures  contracts and related  options.  The seller of a futures  contract  agrees to sell the  securities or currency  called for in the contract and the buyer agrees to buy the  securities or currency at a specified  price at a specified  future time.
Financial  futures  contracts may relate to  securities  indices,  interest  rates or foreign  currencies.  Futures contracts are usually  settled  through net cash payments  rather than through  actual  delivery of the  securities underlying the contract.  For instance,  in a stock index futures  contract,  the two parties agree to take or make delivery of an amount of cash equal to a  specified  dollar  amount  times the  difference  between the stock index value when the contract  expires and the price  specified in the contract.  A Portfolio  may use futures  contracts to hedge against  movements in securities  prices,  interest rates or currency  exchange  rates, or as an efficient way to gain exposure to these markets.

         An option on a futures  contract gives the purchaser the right,  in return for the premium paid, to assume a position in the  contract  at the  exercise  price at any time  during the life of the option.  The writer of the option is required upon exercise to assume the opposite position.

         Under regulations of the Commodity Futures Trading Commission ("CFTC"), no Portfolio will:

         (i)      purchase or sell  futures or options on futures  contracts or stock  indices for  purposes  other than  bona  fide  hedging  transactions  (as  defined  by the CFTC) if as a result  the sum of the  initial  margin deposits and premiums  required to establish  positions in futures  contracts and related  options that do not fall within  the  definition  of bona  fide  hedging  transactions  would  exceed  5% of the fair  market  value of each
Portfolio's net assets; and

         (ii)     enter into any futures  contracts if the aggregate amount of that Portfolio's  commitments  under outstanding futures contracts positions would exceed the market value of its total assets.

         Risks of Options and Futures  Contracts.  Options and futures  contracts can be highly  volatile and their use can reduce a  Portfolio's  performance.  Successful  use of these  strategies  requires  the ability to predict future movements in securities prices,  interest rates,  currency exchange rates, and other economic factors.  If a
Sub-advisor seeks to protect a Portfolio  against  potential  adverse  movements in the relevant  financial markets using these instruments,  and such markets do not move in the predicted  direction,  the Portfolio could be left in a less favorable  position than if such strategies had not been used. A Portfolio's  potential  losses from the use of futures extends beyond its initial investment in such contracts.

         Among  the  other  risks  inherent  in the use of  options  and  futures  are (a)  the  risk of  imperfect correlation  between the price of options and futures and the prices of the  securities or currencies to which they relate,  (b) the fact  that  skills  needed to use these  strategies  are  different  from  those  needed to select portfolio  securities  and (c) the  possible  need to defer  closing out  certain  positions  to avoid  adverse tax consequences.  With  respect  to  options  on  stock  indices  and  stock  index  futures,  the  risk of  imperfect correlation  increases the more the holdings of the Portfolio  differ from the  composition of the relevant  index.
These  instruments may not have a liquid secondary  market.  Option positions  established in the  over-the-counter market may be  particularly  illiquid and may also involve the risk that the other party to the  transaction  fails to meet its obligations.

FOREIGN SECURITIES:

         Investments  in  securities  of foreign  issuers may  involve  risks that are not  present  with  domestic investments.  While investments in foreign  securities can reduce risk by providing further  diversification,  such investments  involve  "sovereign  risks" in addition to the credit and market risks to which  securities  generally are subject.  Sovereign  risks  includes  local  political  or economic  developments,  potential  nationalization, withholding  taxes on dividend or interest  payments,  and currency  blockage  (which would prevent cash from being brought  back to the  United  States).  Compared  to  United  States  issuers,  there is  generally  less  publicly available  information  about foreign  issuers and there may be less  governmental  regulation  and  supervision of foreign  stock  exchanges,  brokers and listed  companies.  Foreign  issuers are not  generally  subject to uniform accounting  and  auditing and  financial  reporting  standards,  practices  and  requirements  comparable  to those applicable  to  domestic  issuers.  In some  countries,  there  may also be the  possibility  of  expropriation  or confiscatory taxation,  difficulty in enforcing contractual and other obligations,  political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities of some foreign  issuers are less liquid and their prices are more volatile than  securities of comparable  domestic issuers.  Further,  it may be more difficult for the Trust's agents to keep currently informed about  corporate  actions and decisions that may affect the price of portfolio  securities.  Brokerage  commissions on foreign  securities  exchanges,  which may be fixed,  may be higher  than in the United  States.  Settlement  of transactions in some foreign  markets may be less frequent or less reliable than in the United States,  which could affect the  liquidity of  investments.  For  example,  securities  that are traded in foreign  markets may trade on days (such as Saturday or Holidays)  when a Portfolio  does not compute its price or accept  purchase or redemption orders.  As a result,  a shareholder  may not be able to act on developments  taking place in foreign  countries as they occur.

         American Depositary Receipts ("ADRs"),  European Depositary Receipts ("EDRs"),  Global Depositary Receipts
("GDRs"),  and International  Depositary  Receipts ("IDRs").  ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic  bank  evidencing  its  ownership  of a  security  of a foreign  issuer.  ADRs  generally  are publicly  traded  in the  United  States.  ADRs are  subject  to many of the same  risks as direct  investments  in foreign  securities,  although  ownership of ADRs may reduce or eliminate  certain  risks  associated  with holding assets in foreign  countries,  such as the risk of expropriation.  EDRs, GDRs and IDRs are receipts similar to ADRs that typically trade in countries other than the United States.

         Depositary  receipts may be issued as sponsored  or  unsponsored  programs.  In  sponsored  programs,  the issuer makes  arrangements  to have its securities  traded as depositary  receipts.  In unsponsored  programs,  the issuer may not be directly  involved in the program.  Although  regulatory  requirements  with respect to sponsored and unsponsored  programs are generally similar,  the issuers of unsponsored  depositary receipts are not obligated to disclose  material  information in the United States and,  therefore,  the import of such information may not be reflected in the market value of such securities.

         Developing  Countries.  Although  none of the  Portfolios  invest  primarily in  securities  of issuers in developing  countries,  many of the  Funds  may  invest  in these  securities  to some  degree.  Many of the  risks described  above with  respect to  investing  in foreign  issuers are  accentuated  when the issuers are located in developing  countries.  Developing  countries may be politically and/or economically  unstable,  and the securities markets in those  countries  may be less liquid or subject to inadequate  government  regulation  and  supervision.
Developing  countries have often  experienced high rates of inflation or sharply devalued their currencies  against the U.S. dollar,  causing the value of investments in companies  located in these countries to decline.  Securities of issuers in developing  countries may be more volatile and, in the case of debt securities,  more uncertain as to payment of interest and  principal.  Investments in developing  countries may include  securities  created  through the Brady Plan, under which certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments in foreign securities may be denominated in foreign  currencies.  The value of a Portfolio's  investments  denominated in foreign  currencies may be affected,  favorably or unfavorably, by exchange rates and exchange control  regulations.  A Portfolio's  share price may,  therefore,  also be affected by changes in currency  exchange rates.  Foreign currency  exchange rates generally are determined by the forces of supply and demand in foreign  exchange  markets,  including  perceptions  of the relative  merits of  investment in different  countries,  actual or perceived  changes in interest rates or other complex factors.  Currency  exchange rates also can be  affected  unpredictably  by the  intervention  or the  failure to  intervene  by U.S. or foreign governments  or central  banks,  or by  currency  controls or  political  developments  in the U.S.  or abroad.  In addition, a Portfolio may incur costs in connection with conversions between various currencies.

         Foreign Currency  Transactions.  A Portfolio that invests in securities  denominated in foreign currencies will need to engage in foreign currency  exchange  transactions.  Such  transactions may occur on a "spot" basis at the exchange rate  prevailing  at the time of the  transaction.  Alternatively,  a Portfolio may enter into forward foreign currency  exchange  contracts.  A forward  contract  involves an obligation to purchase or sell a specified currency  at a  specified  future date at a price set at the time of the  contract.  A  Portfolio  may enter into a forward  contract to increase  exposure to a foreign  currency when it wishes to "lock in" the U.S. dollar price of a security it expects to or is  obligated  to purchase or sell in the future.  This  practice may be referred to as
"transaction  hedging." In addition,  when a  Portfolio's  Sub-advisor  believes  that the currency of a particular country may suffer or enjoy a significant  movement  compared to another  currency,  the Portfolio may enter into a forward  contract  to  sell or buy the  first  foreign  currency  (or a  currency  that  acts as a proxy  for  such currency).  This  practice may be referred to as  "portfolio  hedging." In any event,  the precise  matching of the forward  contract  amounts and the value of the securities  involved  generally will not be possible.  No Portfolio will enter into a forward  contract  if it would be  obligated  to sell an amount of foreign  currency in excess of the value of the Fund's  securities or other assets  denominated  in or exposed to that  currency,  or will sell an amount of proxy  currency in excess of the value of securities  denominated  in or exposed to the related  currency unless open positions in forwards used for  non-hedging  purposes are covered by the segregation on the Portfolios'
records of assets  determined  to be liquid  and marked to market  daily.  The  effect of  entering  into a forward contract on a  Portfolio's  share  price will be similar to selling  securities  denominated  in one  currency  and purchasing  securities  denominated  in another.  Although a forward  contract may reduce a  Portfolio's  losses on securities  denominated  in foreign  currency,  it may also reduce the potential for gain on the  securities if the currency's  value moves in a direction not anticipated by the  Sub-advisor.  In addition,  foreign currency hedging may entail significant transaction costs.

COMMON AND PREFERRED STOCKS:

         Stocks represent  shares of ownership in a company.  Generally,  preferred stock has a specified  dividend and ranks after bonds and before  common  stocks in its claim on the  company's  income for  purposes of  receiving dividend  payments and on the company's  assets in the event of  liquidation.  (Some of the  Sub-advisors  consider preferred  stocks to be  equity  securities  for  purposes  of the  various  Portfolios'  investment  policies  and restrictions,  while others  consider  them fixed income  securities.)  After other  claims are  satisfied,  common stockholders  participate  in  company  profits  on a pro  rata  basis;  profits  may be paid out in  dividends  or reinvested  in the company to help it grow.  Increases  and  decreases  in  earnings  are  usually  reflected  in a company's stock price, so common stocks  generally have the greatest  appreciation  and  depreciation  potential of all corporate securities.

FIXED INCOME SECURITIES:

         Most of the Portfolios,  including the Portfolios that invest primarily in equity  securities,  may invest to some degree in bonds,  notes,  debentures and other  obligations of corporations and  governments.  Fixed-income securities  are  generally  subject to two kinds of risk:  credit risk and market risk.  Credit risk relates to the ability of the issuer to meet  interest and  principal  payments as they come due. The ratings  given a security by
Moody's Investors  Service,  Inc.  ("Moody's") and Standard & Poor's  Corporation  ("S&P"),  which are described in detail in the Appendix to the Trust's  SAI,  provide a generally  useful  guide as to such credit  risk.  The lower the rating,  the  greater  the credit risk the rating  service  perceives  to exist with  respect to the  security.
Increasing  the amount of  Portfolio  assets  invested  in  lower-rated  securities  generally  will  increase  the
Portfolio's  income, but also will increase the credit risk to which the Portfolio is subject.  Market risk relates to the fact that the  prices of fixed  income  securities  generally  will be  affected  by changes in the level of interest  rates in the markets  generally.  An  increase  in interest  rates will tend to reduce the prices of such securities,  while a decline in  interest  rates will tend to increase  their  prices.  In general,  the longer the maturity or duration of a fixed income security, the more its value will fluctuate with changes in interest rates.

         Lower-Rated  Fixed Income  Securities.  Lower-rated  high-yield bonds (commonly known as "junk bonds") are those  that are rated  lower  than the four  highest  categories  by a  nationally  recognized  statistical  rating organization  (for  example,  lower  than Baa by  Moody's  or BBB by S&P),  or,  if not  rated,  are of  equivalent investment  quality as determined by the Sub-advisor.  Lower-rated  bonds are generally  considered to be high risk investments  as they are subject to greater  credit  risk than  higher-rated  bonds.  In  addition,  the market for lower-rated  bonds may be  thinner  and less  active  than the  market for  higher-rated  bonds,  and the prices of lower-rated  high-yield  bonds may fluctuate more than the prices of higher-rated  bonds,  particularly in times of market stress.  Because the risk of default is higher in lower-rated  bonds, a Sub-advisor's  research and analysis tend to be very important  ingredients in the selection of these bonds.  In addition,  the exercise by an issuer of redemption  or call  provisions  that are  common in  lower-rated  bonds may result in their  replacement  by lower yielding bonds.

         Bonds rated in the four highest  ratings  categories  are frequently  referred to as  "investment  grade."
However,  bonds rated in the fourth  category  (Baa or BBB) are  considered  medium grade and may have  speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities  are  securities  representing  interests  in  "pools"  of  mortgage  loans on residential  or  commercial  real  property and that  generally  provide for monthly  payments of both interest and principal,  in effect "passing  through"  monthly  payments made by the individual  borrowers on the mortgage loans
(net of fees paid to the  issuer  or  guarantor  of the  securities).  Mortgage-backed  securities  are  frequently issued by U.S. Government agencies or Government-sponsored  enterprises,  and payments of interest and principal on these  securities  (but not their  market  prices)  may be  guaranteed  by the full  faith  and  credit of the U.S.
Government  or by the agency only,  or may be supported by the issuer's  ability to borrow from the U.S.  Treasury.
Mortgage-backed  securities created by  non-governmental  issuers may be supported by various forms of insurance or guarantees.

         Like other fixed-income  securities,  the value of a mortgage-backed  security will generally decline when interest rates rise.  However,  when interest  rates are  declining,  their value may not increase as much as other fixed-income  securities,  because early repayments of principal on the underlying mortgages (arising, for example, from sale of the underlying  property,  refinancing,  or foreclosure) may serve to reduce the remaining life of the security.  If a security has been  purchased at a premium,  the value of the premium  would be lost in the event of
prepayment.   Prepayments  on  some  mortgage-backed  securities  may  necessitate  that  a  Portfolio  find  other investments,  which,  because of intervening market changes,  will often offer a lower rate of return. In addition, the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations (CMOs). CMOs are a type of mortgage  pass-through  security that are typically  issued in  multiple  series  with each  series  having a  different  maturity.  Principal  and  interest payments  from the  underlying  collateral  are first used to pay the  principal  on the series  with the  shortest maturity;  in turn, the remaining series are paid in order of their  maturities.  Therefore,  depending on the type of CMOs in which a Portfolio  invests,  the investment may be subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities  are  mortgage  pass-through securities  that have been divided  into  interest and  principal  components.  "IOs"  (interest  only  securities)
receive the interest  payments on the underlying  mortgages  while "POs"  (principal only  securities)  receive the principal  payments.  The cash  flows and  yields  on IO and PO  classes  are  extremely  sensitive  to the rate of principal  payments  (including  prepayments)  on  the  underlying  mortgage  loans.  If the  underlying  mortgages experience higher than anticipated  prepayments,  an investor in an IO class of a stripped mortgage-backed security may fail to  recoup  fully  its  initial  investment,  even if the IO class is highly  rated or is  derived  from a security guaranteed by the U.S.  Government.  Conversely,  if the underlying mortgage assets experience slower than anticipated  prepayments,  the price on a PO class will be  affected  more  severely  than would be the case with a traditional  mortgage-backed  security. Unlike other fixed-income and other mortgage-backed  securities,  the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually  are  similar to  mortgage  pass-through  securities,  but they are secured by and  payable  from  payments on assets  such as credit  card,  automobile  or trade  loans,  rather than mortgages.  The credit quality of these  securities  depends  primarily  upon the quality of the underlying  assets and the level of credit support or enhancement  provided. In addition,  asset-backed  securities involve prepayment risks that are similar in nature to those of mortgage pass-through securities.

CONVERTIBLE SECURITIES AND WARRANTS:

         Certain  of the  Portfolios  may  invest in  convertible  securities.  Convertible  securities  are bonds, notes,  debentures and preferred  stocks that may be converted  into or exchanged for shares of common stock.  Many convertible  securities are rated below  investment grade because they fall below ordinary debt securities in order of preference or priority on the issuer's  balance  sheet.  Convertible  securities  generally  participate  in the appreciation  or  depreciation  of the underlying  stock into which they are  convertible,  but to a lesser degree.
Frequently,  convertible  securities  are  callable by the  issuer,  meaning  that the issuer may force  conversion before the holder would otherwise choose.

         Warrants  are  options  to buy a stated  number of shares of common  stock at a  specified  price any time during  the life of the  warrants.  The value of  warrants  may  fluctuate  more  than the value of the  securities underlying  the  warrants.  A warrant will expire  without value if the rights under such warrant are not exercised prior to its expiration date.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The  Portfolios  (other than the AST DeAM Small-Cap  Growth  Portfolio,  the AST Neuberger  Berman Mid-Cap
Growth  Portfolio,  the AST Neuberger  Berman Mid-Cap Value  Portfolio,  the Alger All-Cap Growth Portfolio and the
AST Cohen & Steers  Realty  Portfolio)  may  purchase  securities  on a  when-issued,  delayed-delivery  or forward commitment  basis.  These  transactions  generally involve the purchase of a security with payment and delivery due at some time in the future.  A Portfolio does not earn interest on such securities  until  settlement and bears the risk of market value  fluctuations  in between the purchase and settlement  dates.  If the seller fails to complete the sale,  the Portfolio  may lose the  opportunity  to obtain a favorable  price and yield.  While the  Portfolios will generally engage in such when-issued,  delayed-delivery  and forward  commitment  transactions with the intent of actually  acquiring  the  securities,  a Portfolio may sometimes  sell such a security  prior to the  settlement date.

         Certain  Portfolios may also sell securities on a  delayed-delivery  or forward  commitment  basis. If the
Portfolio does so, it will not  participate  in future gains or losses on the security.  If the other party to such a transaction fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to  guidelines  adopted by the Trustees of the Trust,  each  Portfolio may invest up to 15% of its net assets in  illiquid  securities.  Illiquid  securities  are those  that,  because  of the  absence of a readily available  market or due to legal or contractual  restrictions  on resale,  cannot be sold within seven days in the ordinary  course of  business  at  approximately  the amount at which the  Portfolio  has  valued  the  investment.
Therefore,  a Portfolio may find it difficult to sell illiquid  securities at the time considered most advantageous by its  Sub-advisor  and may incur  expenses that would not be incurred in the sale of securities  that were freely marketable.

         Certain  securities that would otherwise be considered  illiquid  because of legal  restrictions on resale to the general public may be traded among qualified  institutional  buyers under Rule 144A of the Securities Act of
1933.  These Rule 144A securities,  and well as commercial  paper that is sold in private  placements under Section
4(2) of the Securities Act, may be deemed liquid by the  Portfolio's  Sub-advisor  under the guidelines  adopted by the Trustees of the Trust.  However,  the liquidity of a Portfolio's  investments in Rule 144A securities  could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each  Portfolio may enter into  repurchase  agreements.  Repurchase  agreements  are agreements by which a
Portfolio  purchases a security and obtains a  simultaneous  commitment  from the seller to repurchase the security at an agreed  upon price and date.  The resale  price is in excess of the  purchase  price and  reflects  an agreed upon market rate  unrelated  to the coupon rate on the  purchased  security.  Repurchase  agreements  must be fully collateralized and can be entered into only with  well-established  banks and broker-dealers  that have been deemed creditworthy  by the  Sub-advisor.  Repurchase  transactions  are intended to be short-term  transactions,  usually with the seller  repurchasing  the securities  within seven days.  Repurchase  agreements  that mature in more than seven days are subject to a Portfolio's limit on illiquid securities.

         A  Portfolio  that  enters into a  repurchase  agreement  may lose money in the event that the other party defaults  on its  obligation  and the  Portfolio  is delayed or  prevented  from  disposing  of the  collateral.  A
Portfolio  also might  incur a loss if the value of the  collateral  declines,  and it might incur costs in selling the  collateral or asserting its legal rights under the agreement.  If a defaulting  seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

         The AST  Neuberger  Berman  Mid-Cap  Growth  Portfolio  will not invest more than 25% of its net assets in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS:

         Certain  Portfolios  (specifically,  the AST William Blair  International  Growth Portfolio,  the AST PBHG
Small-Cap  Growth  Portfolio,  the AST Goldman Sachs Mid-Cap  Growth  Portfolio,  the AST Neuberger  Berman Mid-Cap
Growth Portfolio,  the AST Neuberger Berman Mid-Cap Value Portfolio,  the AST Marsico Capital Growth Portfolio, the
AST Goldman  Sachs  Concentrated  Growth  Portfolio,  the AST PIMCO Total Return Bond  Portfolio  and the AST PIMCO
Limited  Maturity  Bond  Portfolio)  may  enter  into  reverse  repurchase  agreements.  In  a  reverse  repurchase agreement,  a Portfolio sells a portfolio  instrument and agrees to repurchase it at an agreed upon date and price, which  reflects an effective  interest  rate. It may also be viewed as a borrowing of money by the  Portfolio  and, like  borrowing  money,  may increase  fluctuations  in a  Portfolio's  share price.  When  entering into a reverse repurchase  agreement,  a Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each  Portfolio may borrow money from banks or  broker/dealers.  Each  Portfolio's  borrowings are limited so that  immediately  after such borrowing the value of the  Portfolio's  assets  (including  borrowings)  less its liabilities  (not including  borrowings) is at least three times the amount of the borrowings.  Should a Portfolio, for any reason,  have  borrowings that do not meet the above test, such Portfolio must reduce such borrowings so as to meet the  necessary  test within three  business  days.  Certain  Portfolios  (the AST Gabelli  Small-Cap  Value
Portfolio,  the AST  Neuberger  Berman  Mid-Cap  Growth  Portfolio  and  the AST  Neuberger  Berman  Mid-Cap  Value
Portfolio) will not purchase  securities when outstanding  borrowings are greater than 5% of the Portfolio's  total assets.  If a Portfolio borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         Each Portfolio may lend  securities  with a value of up to 33 1/3% of its total assets to  broker-dealers, institutional  investors,  or others  (collectively,  a "Borrower") for the purpose of realizing additional income.
Voting  rights  on  loaned  securities  typically  pass to the  borrower,  although  a  Portfolio  has the right to terminate a securities  loan,  usually within three  business days, in order to vote on significant  matters or for other  reasons.  All  securities  loans will be  collateralized  by cash or securities  issued or guaranteed by the
U.S.  Government  or its  agencies at least equal in value to the market value of the loaned  securities.  Any cash collateral  received  by a  Portfolio  in  connection  with such loans  normally  will be  invested  in  short-term instruments,  which may not be  immediately  liquid under  certain  circumstances.  Any losses  resulting  from the investment of cash  collateral  would be borne by the lending  Portfolio.  The  Portfolio  could also suffer a loss where the value of the  collateral  falls  below the market  value of the  borrowed  securities,  in the event of a
Borrower's  default.  These events could  trigger  adverse tax  consequences  to a  Portfolio.  Lending  securities involves  certain other risks,  including the risk that the Portfolio will be delayed or prevented from  recovering the collateral if the borrower  fails to timely return a loaned  security and the risk that an increase in interest rates may result in unprofitable securities loans made to Borrowers.

OTHER INVESTMENT COMPANIES:

         The Trust has made  arrangements  with certain money market mutual funds so that the  Sub-advisors for the various  Portfolios  can "sweep"  excess cash balances of the  Portfolios  to those funds for temporary  investment purposes.  In addition,  certain  Sub-advisors  may invest  Portfolio assets in money market funds that they advise or in other investment  companies.  Mutual funds pay their own operating expenses,  including investment management fees, and the Portfolios,  as shareholders in these mutual funds, will indirectly pay their  proportionate share of such funds' expenses.  Furthermore, some Portfolios may focus their investments in mutual funds.

EXCHANGE-TRADED FUNDS (ETFs):

         ETFs are a type of  investment  company  bought and sold on a  securities  exchange.  An ETF  represents a fixed  portfolio of  securities  designed to track a particular  market  index.  Consistent  with their  respective investment objectives and when otherwise  permissible,  the various portfolios could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting  purchase of underlying  securities.  The risks of owning an ETF  generally  reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  lack of liquidity in an ETF could result in it being more  volatile.  ETFs have  management  fees which increase their costs.

SHORT SALES "AGAINST THE BOX":

         The AST William Blair  International  Growth  Portfolio,  the AST American  Century  International  Growth
Portfolio,  the AST PBHG Small-Cap  Growth  Portfolio,  the AST Goldman Sachs  Small-Cap Value  Portfolio,  the AST
Goldman Sachs Mid-Cap Growth  Portfolio,  the AST Goldman Sachs  Concentrated  Growth  Portfolio,  the AST American
Century  Income & Growth  Portfolio,  the AST INVESCO  Capital  Income  Portfolio,  the AST PIMCO Total Return Bond
Portfolio  and the AST PIMCO  Limited  Maturity  Bond  Portfolio  make short sales  "against the box." A short sale against  the box  involves  selling  a  security  that the  Portfolio  owns,  or has the  right to  obtain  without additional  costs,  for delivery at a specified  date in the future.  A Portfolio may make a short sale against the box to hedge  against  anticipated  declines  in the  market  price of a  portfolio  security.  If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

INITIAL PUBLIC OFFERINGS:

         Certain  Portfolios may  participate in the initial public  offering  ("IPO")  market,  and a portion of a
Portfolio's  returns  may be  attributable  to  Portfolio  investments  in IPOs.  There is no  guarantee  that as a
Portfolio's  assets grow it will be able to  experience  significant  improvement  in  performance  by investing in
IPOs. A  Portfolio's  purchase of shares issued as part of, or a short period after,  companies'  IPOs,  exposes it to the risks associated with companies that have little operating  history as public  companies,  as well as to the risks  inherent in those  sectors of the market  where these new  issuers  operate.  The market for IPO issuers has been  volatile,  and share prices of  newly-public  companies  have  fluctuated in  significant  amounts over short periods of time.

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Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Managers
American Skandia Investment Services, Incorporated                     Prudential Investments LLC
One Corporate Drive                                                    Gateway Center Three, 100 Mulberry Street
Shelton, CT 06484                                                      Newark, NJ  07102

Sub-Advisors
American Century Investment Management, Inc.
Cohen & Steers Capital Management, Inc.
Deutsche Asset Management, Inc.
Fred Alger Management, Inc.
GAMCO Investors, Inc.
Goldman Sachs Asset Management, L.P.
INVESCO Funds Group, Inc.
Marsico Capital Management, LLC
Massachusetts Financial Services Company
Neuberger Berman Management, Inc.
Pacific Investment Management Company, LLC
Pilgrim Baxter & Associates, Ltd.
William Blair & Company, LLC

Custodians
PFPC Trust Company                                                     JP Morgan Chase Bank
400 Bellevue Parkway                                                   4 MetroTech Center
Wilmington, DE 19809                                                   Brooklyn, NY 11245

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INVESTOR INFORMATION SERVICES:

         Shareholder  inquiries  should be made by calling  (800)  752-6342 or by writing to the  American  Skandia
Trust at One Corporate Drive, Shelton, Connecticut 06484.

         Additional  information about the Portfolios is included in a Statement of Additional  Information,  which is incorporated by reference into this  Prospectus.  Additional  information  about the Portfolios'  investments is available  in the annual and  semi-annual  reports to holders of  variable  annuity  contracts  and  variable  life insurance  policies.  In the annual  reports,  you will find a discussion of the market  conditions  and investment strategies that  significantly  affected each  Portfolio's  performance  during its last fiscal year. The Statement of Additional  Information and additional copies of annual and semi-annual  reports are available without charge by calling the above number.

         Delivery  of  Prospectus  and other  Documents  to  Households.  To lower  costs and  eliminate  duplicate documents sent to your address,  the Trust, in accordance with applicable laws and  regulations,  may begin mailing only one copy of the Trust's prospectus,  prospectus supplements,  annual and semi-annual reports, proxy statements and  information  statements,  or any other  required  documents to your address even if more than one  shareholder lives there. If you have previously  consented to have any of these  documents  delivered to multiple  investors at a shared  address,  as required by law, and wish to revoke this  consent of  otherwise  would prefer to continue to receive your own copy, you should call  1-800-SKANDIA  or write to "American  Skandia Trust,  c/o American  Skandia
Life  Assurance  Corporation."  at P.O.  Box  7038,  Bridgeport,  CT  06601-9642.  The  Trust  will  begin  sending individual copies to you within thirty days of receipt of revocation.

         The  information  in the Trust's  filings with the  Securities  and  Exchange  Commission  (including  the
Statement  of  Additional  Information)  is  available  from the  Commission.  Copies  of this  information  may be obtained,  upon payment of duplicating fees, by electronic request to  publicinfo@sec.gov  or by writing the Public
                                                                       ------------------
Reference  Section of the  Commission,  Washington,  D.C.  20549-0102.  The  information  can also be reviewed  and copied at the  Commission's  Public Reference Room in Washington,  D.C.  Information on the operation of the Public
Reference Room may be obtained by calling the Commission at  1-202-942-8090.  Finally,  information about the Trust is available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.
                                                                        ------------------

Investment Company Act File No. 811-5186